UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22818

 NAME OF REGISTRANT:                     Westchester Capital Funds



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Westchester Capital Management,
                                         LLC
                                         100 Summit Lake Drive
                                         Valhalla, NY 10595

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Roy Behren
                                         Westchester Capital Management,
                                         LLC
                                         100 Summit Lake Drive
                                         Valhalla, NY 10595

 REGISTRANT'S TELEPHONE NUMBER:          914 741 5600

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2020 - 06/30/2021


WCM Alternatives: Credit Event Fund
--------------------------------------------------------------------------------------------------------------------------
 CF FINANCE ACQUISITION CORP.                                                                Agenda Number:  935263830
--------------------------------------------------------------------------------------------------------------------------
        Security:  12528N107
    Meeting Type:  Special
    Meeting Date:  10-Sep-2020
          Ticker:  CFFA
            ISIN:  US12528N1072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Extension Amendment Proposal: Amend the                   Mgmt          Against                        Against
       Company's amended and restated certificate
       of incorporation to extend the date by
       which the Company has to consummate a
       business combination from September 17,
       2020 to December 17, 2020 or such earlier
       date as determined by the board of
       directors.

2.     Adjournment Proposal: Adjourn the Special                 Mgmt          For                            For
       Meeting to a later date or dates, if
       necessary, to permit further solicitation
       and vote of proxies in the event that there
       are insufficient votes for, or otherwise in
       connection with, the approval of Proposal
       1.




--------------------------------------------------------------------------------------------------------------------------
 FALCON CAPITAL ACQUISITION CORP.                                                            Agenda Number:  935456891
--------------------------------------------------------------------------------------------------------------------------
        Security:  30606L108
    Meeting Type:  Special
    Meeting Date:  29-Jun-2021
          Ticker:  FCAC
            ISIN:  US30606L1089
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - to                    Mgmt          For                            For
       consider and vote upon a proposal to
       approve the agreement and plan of merger,
       dated February 12, 2021, by and among FCAC,
       FCAC Merger Sub Inc., a wholly-owned
       subsidiary of FCAC ("Merger Sub"),
       Sharecare, Inc. ("Sharecare") and Colin
       Daniel, solely in his capacity as
       representative of the Sharecare
       stockholders (the "Stockholder
       Representative") (as may be amended and/or
       restated from time to time, the "Merger
       Agreement") and the transactions
       contemplated ...(due to space limits, see
       proxy statement for full proposal).

2.     The Charter Proposal- to consider and vote                Mgmt          For                            For
       upon a proposal to approve, assuming the
       Business Combination Proposal is approved,
       the proposed fourth amended and restated
       certificate of incorporation of FCAC which
       includes a certificate of designations for
       the Series A Preferred Stock ("Series A
       Preferred Stock") (the "Proposed Charter"),
       which will replace FCAC's third amended and
       restated certificate of incorporation,
       dated September 21, 2020 (the "Current
       Charter") and will be in ...(due to space
       limits, see proxy statement for full
       proposal).

3.     The Advisory Charter Proposal - to consider               Mgmt          For                            For
       and vote upon a separate proposal to
       approve, on a non-binding advisory basis,
       the following material difference between
       the Proposed Charter and the Current
       Charter, which is being presented in
       accordance with the requirements of the
       U.S. Securities and Exchange Commission
       ("SEC") as a separate sub-proposal (we
       refer to such proposals as the "Advisory
       Charter Proposal"). Under the Proposed
       Charter, New Sharecare will be authorized
       to issue ...(due to space limits, see proxy
       statement for full proposal).

4.     The Stock Issuance Proposal - to consider                 Mgmt          For                            For
       and vote upon a proposal to approve,
       assuming the Business Combination Proposal
       and the Charter Proposal are approved and
       adopted, for the purposes of complying with
       the applicable listing rules of Nasdaq, the
       issuance of (x) shares of FCAC Class A
       common stock and the New Sharecare Series A
       Preferred Stock pursuant to the terms of
       the Merger Agreement and (y) shares of FCAC
       Class A common stock to certain
       institutional investors (the "PIPE ...(due
       to space limits, see proxy statement for
       full proposal).

5.     The Incentive Plan Proposal - to consider                 Mgmt          For                            For
       and vote upon a proposal to approve,
       assuming the Business Combination Proposal,
       the Charter Proposal and the Stock Issuance
       Proposal are approved and adopted, the
       Sharecare, Inc. 2021 Omnibus Incentive Plan
       (the "Incentive Plan"), a copy of which is
       attached to the accompanying proxy
       statement/prospectus as Annex E, including
       the authorization of the initial share
       reserve under the Incentive Plan (the
       "Incentive Plan Proposal").

6.     The Adjournment Proposal - to consider and                Mgmt          For                            For
       vote upon a proposal to approve the
       adjournment of the Special Meeting to a
       later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies if, based upon the tabulated vote
       at the time of the Special Meeting, any of
       the Business Combination Proposal, the
       Charter Proposal, the Stock Issuance
       Proposal, and the Incentive Plan Proposal
       (together the "condition precedent
       proposals") would not be duly approved and
       adopted by our ...(due to space limits, see
       proxy statement for full proposal).




--------------------------------------------------------------------------------------------------------------------------
 FINTECH ACQUISITION CORP. III                                                               Agenda Number:  935278247
--------------------------------------------------------------------------------------------------------------------------
        Security:  31811A101
    Meeting Type:  Special
    Meeting Date:  15-Oct-2020
          Ticker:  FTAC
            ISIN:  US31811A1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal -To                     Mgmt          For                            For
       consider and vote upon a proposal to
       approve the business combination and adopt
       the Agreement and Plan of Merger, dated as
       of August 3, 2020, as it may be amended
       (the "Merger Agreement"), by and among the
       Company, GTCR-Ultra Holdings, LLC,
       GTCR-Ultra Holdings II, LLC, FinTech III
       Merger Sub Corp., FinTech Acquisition Corp.
       III Parent Corp., GTCR/Ulra Blocker, Inc.
       and GTCR Fund XI/C LP.

2A     To change the Company's name to Paya                      Mgmt          For                            For
       Holdings Inc. and remove certain provisions
       related to its status as a special purpose
       acquisition company.

2B     To increase the amount of authorized shares               Mgmt          For                            For
       and provide for only one class of common
       stock.

2C     To prohibit stockholder action by written                 Mgmt          For                            For
       consent, subject to GTCR's ownership
       percentage conditions at the time.

2D     To create three classes of directors and to               Mgmt          For                            For
       extend each director term to three years.

2E     To require the vote of at least two-thirds                Mgmt          For                            For
       of the voting power of the outstanding
       shares of capital stock, rather than a
       simple majority, subject to GTCR's
       ownership percentage at the time, to remove
       a director from office.

2F     To require the vote of at least two-thirds                Mgmt          For                            For
       of the voting power of the outstanding
       shares of capital stock, rather than a
       simple majority, subject to GTCR's
       ownership percentage at that time, to amend
       or repeal certain provisions of the
       certificate of incorporation.

2G     To require the vote of at least two-thirds                Mgmt          For                            For
       of the voting power of the outstanding
       shares of capital stock, rather than a
       simple majority, subject to GTCR's
       ownership percentage at that time, to
       adopt, amend or repeal the Company's
       bylaws.

3      The Incentive Plan Proposal - To consider                 Mgmt          For                            For
       and vote upon a proposal to adopt the
       Parent Omnibus Equity Compensation Plan.

4A     Election of Director: Mei-Mei Tuan                        Mgmt          For                            For

4B     Election of Director: Pawneet Abramowski                  Mgmt          For                            For

4C     Election of Director: Jan Hopkins Trachtman               Mgmt          For                            For

5A     To consider and vote upon a proposal to                   Mgmt          For                            For
       elect director, effective as of and
       contingent upon the consummation of the
       Business Combination, to serve on Parent's
       board of directors in the event that Parent
       is a controlled company upon the
       consummation of the Business Combination:
       Anna May Trala

5B     To consider and vote upon a proposal to                   Mgmt          For                            For
       elect director, effective as of and
       contingent upon the consummation of the
       Business Combination, to serve on Parent's
       board of directors in the event that Parent
       is a controlled company upon the
       consummation of the Business Combination:
       Jim Bonetti

5C     To consider and vote upon a proposal to                   Mgmt          For                            For
       elect director, effective as of and
       contingent upon the consummation of the
       Business Combination, to serve on Parent's
       board of directors in the event that Parent
       is a controlled company upon the
       consummation of the Business Combination:
       Stuart Yarbrough

5D     To consider and vote upon a proposal to                   Mgmt          For                            For
       elect director, effective as of and
       contingent upon the consummation of the
       Business Combination, to serve on Parent's
       board of directors in the event that Parent
       is a controlled company upon the
       consummation of the Business Combination:
       KJ McConnell

5E     To consider and vote upon a proposal to                   Mgmt          For                            For
       elect director, effective as of and
       contingent upon the consummation of the
       Business Combination, to serve on Parent's
       board of directors in the event that Parent
       is a controlled company upon the
       consummation of the Business Combination:
       Jeff Hack

5F     To consider and vote upon a proposal to                   Mgmt          For                            For
       elect director, effective as of and
       contingent upon the consummation of the
       Business Combination, to serve on Parent's
       board of directors in the event that Parent
       is a controlled company upon the
       consummation of the Business Combination:
       Christine Larsen

5G     To consider and vote upon a proposal to                   Mgmt          For                            For
       elect director, effective as of and
       contingent upon the consummation of the
       Business Combination, to serve on Parent's
       board of directors in the event that Parent
       is a controlled company upon the
       consummation of the Business Combination:
       Aaron Cohen

5H     To consider and vote upon a proposal to                   Mgmt          For                            For
       elect director, effective as of and
       contingent upon the consummation of the
       Business Combination, to serve on Parent's
       board of directors in the event that Parent
       is a controlled company upon the
       consummation of the Business Combination:
       Collin Roche

5I     To consider and vote upon a proposal to                   Mgmt          For                            For
       elect director, effective as of and
       contingent upon the consummation of the
       Business Combination, to serve on Parent's
       board of directors in the event that Parent
       is a controlled company upon the
       consummation of the Business Combination:
       Mike Gordon

6A     To consider and vote upon a proposal to                   Mgmt          For                            For
       elect director, effective as of and
       contingent upon the consummation of the
       Business Combination, to serve on Parent's
       board of directors in the event that Parent
       is not a controlled company upon the
       consummation of the Business Combination:
       Anna May Trala

6B     To consider and vote upon a proposal to                   Mgmt          For                            For
       elect director, effective as of and
       contingent upon the consummation of the
       Business Combination, to serve on Parent's
       board of directors in the event that Parent
       is not a controlled company upon the
       consummation of the Business Combination:
       Stuart Yarbrough

6C     To consider and vote upon a proposal to                   Mgmt          For                            For
       elect director, effective as of and
       contingent upon the consummation of the
       Business Combination, to serve on Parent's
       board of directors in the event that Parent
       is not a controlled company upon the
       consummation of the Business Combination:
       KJ McConnell

6D     To consider and vote upon a proposal to                   Mgmt          For                            For
       elect director, effective as of and
       contingent upon the consummation of the
       Business Combination, to serve on Parent's
       board of directors in the event that Parent
       is not a controlled company upon the
       consummation of the Business Combination:
       Jeff Hack

6E     To consider and vote upon a proposal to                   Mgmt          For                            For
       elect director, effective as of and
       contingent upon the consummation of the
       Business Combination, to serve on Parent's
       board of directors in the event that Parent
       is not a controlled company upon the
       consummation of the Business Combination:
       Christine Larsen

6F     To consider and vote upon a proposal to                   Mgmt          For                            For
       elect director, effective as of and
       contingent upon the consummation of the
       Business Combination, to serve on Parent's
       board of directors in the event that Parent
       is not a controlled company upon the
       consummation of the Business Combination:
       Aaron Cohen

6G     To consider and vote upon a proposal to                   Mgmt          For                            For
       elect director, effective as of and
       contingent upon the consummation of the
       Business Combination, to serve on Parent's
       board of directors in the event that Parent
       is not a controlled company upon the
       consummation of the Business Combination:
       Collin Roche

6H     To consider and vote upon a proposal to                   Mgmt          For                            For
       elect director, effective as of and
       contingent upon the consummation of the
       Business Combination, to serve on Parent's
       board of directors in the event that Parent
       is not a controlled company upon the
       consummation of the Business Combination:
       Mike Gordon

7      The Adjournment Proposal - To consider and                Mgmt          For                            For
       vote upon a proposal to approve the
       adjournment of the special meeting to a
       later date, if necessary, to permit further
       solicitation and vote of proxies if, based
       upon the tabulated vote at the time of the
       special meeting, there are not sufficient
       votes to approve one or more of the other
       proposals submitted for stockholder
       approval at the special meeting.




--------------------------------------------------------------------------------------------------------------------------
 KENSINGTON CAPITAL ACQUISITION CORP                                                         Agenda Number:  935301301
--------------------------------------------------------------------------------------------------------------------------
        Security:  490073103
    Meeting Type:  Special
    Meeting Date:  25-Nov-2020
          Ticker:  KCAC
            ISIN:  US4900731039
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - To                    Mgmt          For                            For
       approve and adopt the Business Combination
       Agreement, ("Business Combination
       Agreement").

2.     The Authorized Share Charter Proposal - To                Mgmt          For                            For
       amend amended and restated certificate of
       incorporation to (i) increase the number of
       authorized shares of New QuantumScape Class
       A Common Stock, (ii) increase the number of
       authorized shares of New QuantumScape Class
       B Common Stock, (iii) increase the number
       of authorized shares of New QuantumScape
       Preferred Stock (the "Authorized Share
       Charter Proposal").

3.     The Director Declassification Charter                     Mgmt          For                            For
       Proposal - To approve a proposal to amend
       Kensington's amended and restated
       certificate of incorporation to declassify
       Kensington's board of directors (the
       "Director Declassification Charter
       Proposal"). The Director Declassification
       Charter Proposal is conditioned on the
       approval of the Business Combination
       Proposal and the NYSE Proposal.

4.     The Dual Class Charter Proposal - To                      Mgmt          For                            For
       approve a proposal to amend Kensington's
       amended and restated certificate of
       incorporation to implement a dual class
       stock structure comprised of New
       QuantumScape Class A Common Stock, which
       will carry one vote per share, and New
       QuantumScape Class B Common Stock, which
       will carry 10 votes per share (the "Dual
       Class Charter Proposal"). The Dual Class
       Charter Proposal is conditioned on the
       approval of the Business Combination
       Proposal and the NYSE Proposal.

5.     The Additional Charter Proposal- To (i)                   Mgmt          For                            For
       amend amended and restated certificate of
       incorporation to eliminate provisions in
       the amended and restated certificate of
       incorporation relating to the Business
       Combination that will no longer be
       applicable following the closing of the
       Business Combination ("Closing"), (ii)
       change New QuantumScape's name to
       "QuantumScape Corporation," (iii) make
       certain other changes that board deems
       appropriate for a public operating company.

6.     DIRECTOR
       Jagdeep Singh                                             Mgmt          For                            For
       Justin Mirro                                              Mgmt          For                            For
       Frank Blome                                               Mgmt          For                            For
       Brad Buss                                                 Mgmt          For                            For
       John Doerr                                                Mgmt          For                            For
       Prof Dr. Jurgen Leohold                                   Mgmt          For                            For
       Prof. Fritz Prinz                                         Mgmt          For                            For
       Dipender Saluja                                           Mgmt          For                            For
       J.B. Straubel                                             Mgmt          For                            For

7.     The Equity Incentive Plan Proposal - To                   Mgmt          For                            For
       approve and adopt the equity incentive
       award plan established to be effective upon
       the Closing (the "Equity Incentive Plan
       Proposal"). The Equity Incentive Plan
       Proposal is conditioned on the approval of
       the Business Combination Proposal.

8.     The NYSE Proposal - To approve, (i) the                   Mgmt          For                            For
       issuance of New QuantumScape Common Stock
       to QuantumScape stockholders in the Merger
       pursuant to the Business Combination
       Agreement, and (ii) the issuance of New
       QuantumScape Class A Common Stock in a
       private placement to certain investors in
       connection with the Business Combination
       (the "NYSE Proposal").

9.     The Employee Stock Purchase Plan Proposal -               Mgmt          For                            For
       To approve and adopt the employee stock
       purchase plan established to be effective
       upon the Closing (the "Employee Stock
       Purchase Plan Proposal"). The Employee
       Stock Purchase Plan Proposal is conditioned
       on the approval of the Business Combination
       Proposal.

10.    The Adjournment Proposal - To adjourn the                 Mgmt          For                            For
       special meeting to a later date or dates,
       if necessary or appropriate, to permit
       further solicitation and vote of proxies
       if, based upon the tabulated vote at the
       time of the special meeting, there are not
       sufficient votes to approve the above
       Proposals.




--------------------------------------------------------------------------------------------------------------------------
 LONGVIEW ACQUISITION CORP.                                                                  Agenda Number:  935330275
--------------------------------------------------------------------------------------------------------------------------
        Security:  543195101
    Meeting Type:  Special
    Meeting Date:  12-Feb-2021
          Ticker:  LGVW
            ISIN:  US5431951012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - to                    Mgmt          For                            For
       approve the Business Combination Agreement,
       dated as of November 19, 2020 (as may be
       amended, the "Business Combination
       Agreement"), by and among Longview
       Acquisition Corp. ("Longview"), Clay Merger
       Sub, Inc., a wholly-owned subsidiary of
       Longview, and Butterfly Network, Inc.
       ("Butterfly"), and the transactions
       contemplated thereby, pursuant to which
       Clay Merger Sub, Inc. will merge with and
       into Butterfly (the "Merger"), with
       Butterfly surviving the Merger as a wholly
       owned subsidiary of Longview.

2.     The Charter Amendment Proposal, including                 Mgmt          For                            For
       the Advisory Charter Amendment Proposals -
       to approve, assuming Proposal 1 is
       approved, the proposed amended and restated
       certificate of incorporation (the "Proposed
       Charter") to replace Longview's current
       amended and restated certificate of
       incorporation, dated May 20, 2020 (the
       "Current Charter") and to be in effect as
       of the effective time of the Merger; and to
       approve, on a non- binding advisory basis,
       the following material differences between
       the Proposed Charter and Current Charter.

2A.    The Proposed Charter will authorize the                   Mgmt          For                            For
       issuance of (i) 600,000,000 shares of New
       Butterfly Class A common stock, (ii)
       27,000,000 shares of New Butterfly Class B
       common stock, and (iii) 1,000,000 shares of
       preferred stock, as opposed to the Current
       Charter, which authorizes the issuance of
       (a) 220,000,000 shares of common stock,
       including 200,000,000 shares of Longview
       Class A common stock and 20,000,000 shares
       of Longview Class B common stock, and (b)
       1,000,000 shares of Longview preferred
       stock.

2B.    Under the Proposed Charter, holders of New                Mgmt          For                            For
       Butterfly Class A common stock will be
       entitled to cast one vote per share and
       holders of New Butterfly Class B common
       stock will be entitled to cast 20 votes per
       share, as opposed to the Current Charter,
       which provides that each share of Longview
       Class A common stock and Longview Class B
       common stock is entitled to one vote per
       share on each matter properly submitted to
       Longview's stockholders entitled to vote.

2C.    Under the Proposed Charter, any action                    Mgmt          For                            For
       required or permitted to be taken by the
       stockholders of New Butterfly may be taken
       by written consent until the time the
       issued and outstanding shares of New
       Butterfly Class B common stock represent
       less than 50% of the voting power of the
       then outstanding shares of capital stock of
       New Butterfly that would be entitled to
       vote for the election of directors, as
       opposed to the Bylaws of Longview, which
       permit holders of Longview capital stock to
       take stockholder action by written consent.

2D.    Amendments to the Proposed Charter relating               Mgmt          For                            For
       to stockholders' rights will require the
       affirmative vote of (i) so long as any
       shares of Class A or Class B common stock
       are outstanding, at least a majority or
       two-thirds of the outstanding shares of
       such class, respectively, voting
       separately; and (ii) a majority of the
       voting power of the then-outstanding
       capital stock entitled to vote in the
       election of directors, as opposed to the
       Current Charter, which requires any such
       amendment be approved in accordance with
       Delaware law.

2E.    The proposed Bylaws may be amended by (i)                 Mgmt          For                            For
       the majority vote of the Board at any
       meeting at which a quorum is present or
       (ii) depending on whether the voting power
       of the outstanding Class B common stock is
       more or less than 50% of the total voting
       power, the vote of a majority or 2/3,
       respectively, of the holders of capital
       stock entitled to vote, as opposed to the
       current Bylaws, which may be amended by a
       majority of the Board or the holders of a
       majority of the outstanding shares entitled
       to vote generally in the election of
       directors.

2F.    The Proposed Charter provides that the                    Mgmt          For                            For
       number of directors will be fixed and may
       be modified solely by the Board, but cannot
       exceed a certain threshold without the
       affirmative vote of the holders of,
       depending on whether the voting power of
       the outstanding Class B common stock is
       more or less than 50% of the total voting
       power, the vote of a majority or 2/3,
       respectively, of the holders of capital
       stock entitled to vote, as opposed to the
       Current Charter, which provides that the
       number of directors will be determined by
       the Board.

3.     The NYSE Proposal - to approve, assuming                  Mgmt          For                            For
       Proposals 1 and 2 are approved, the
       issuance of up to 7,500,000 shares of Class
       A common stock pursuant to the Forward
       Purchase; 17,500,000 shares of Class A
       common stock to the Pipe Investors pursuant
       to the Subscription Agreements, plus any
       additional shares pursuant to Subscription
       Agreements entered into prior to Closing;
       and 118,401,695 shares of capital stock to
       existing Butterfly stockholders per the
       Business Combination Agreement, assuming a
       January 31, 2021 closing date.

4A.    Election of Director: Jonathan M. Rothberg,               Mgmt          For                            For
       Ph.D.

4B.    Election of Director: Larry Robbins                       Mgmt          For                            For

4C.    Election of Director: Todd M. Fruchterman,                Mgmt          For                            For
       M.D., Ph.D.

4D.    Election of Director: Dawn Carfora                        Mgmt          For                            For

4E.    Election of Director: John Hammergren                     Mgmt          For                            For

4F.    Election of Director: Gianluca Pettiti                    Mgmt          For                            For

4G.    Election of Director: S. Louise Phanstiel                 Mgmt          For                            For

5.     The Equity Incentive Plan Proposal - to                   Mgmt          For                            For
       approve, assuming Proposals 1, 2 and 3 are
       approved and adopted, the 2020 Equity
       Incentive Plan (the "Plan"), including the
       authorization of the initial share reserve
       under the Plan, including with respect to
       the number of shares that may be issued
       pursuant to the exercise of incentive stock
       options granted.

6.     The Adjournment Proposal - to approve the                 Mgmt          For                            For
       adjournment of the Special Meeting to a
       later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies if, based upon the tabulated vote
       at the time of the Special Meeting, any of
       Proposals 1, 2, 3 or 5 would not be duly
       approved and adopted by the stockholders or
       we determine that one or more of the
       closing conditions under the Business
       Combination Agreement is not satisfied or
       waived.




--------------------------------------------------------------------------------------------------------------------------
 SOFTWARE ACQUISITION GROUP INC.                                                             Agenda Number:  935279340
--------------------------------------------------------------------------------------------------------------------------
        Security:  83406B101
    Meeting Type:  Special
    Meeting Date:  12-Oct-2020
          Ticker:  SAQN
            ISIN:  US83406B1017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal: To                     Mgmt          For                            For
       consider and vote upon a proposal to
       approve the Agreement and Plan of Merger,
       dated as of August 10, 2020, by and among
       Software Acquisition Group Inc. (the
       "Company"), CS Merger Sub, Inc.,
       CuriosityStream Inc. ("CuriosityStream")
       and Hendricks Factual Media LLC and the
       transactions contemplated thereby
       (collectively, the "Business Combination"),
       including the merger of CuriosityStream
       into CS Merger Sub, Inc. (the "Business
       Combination Proposal")

2.     Authorized Shares: To authorize the change                Mgmt          For                            For
       in the authorized capital stock of the
       Company from (a) 110,000,000 shares of
       common stock, consisting of 100,000,000
       shares of Class A Common Stock and
       10,000,000 shares of Class B Common Stock
       and 1,000,000 shares of preferred stock to
       (b) 125,000,000 shares common stock and
       1,000,000 shares of preferred stock.

3.     Elimination of Class B Common Stock: To                   Mgmt          For                            For
       authorize the removal of all provisions
       relating to the Class B Common Stock,
       including without limitation conversion,
       anti-dilution and special voting rights of
       the Class B Common Stock.

4.     No Class Vote on Changes in Authorized                    Mgmt          For                            For
       Number of Shares of Stock: To provide that
       with respect to any vote to modify the
       number of authorized shares of any
       class(es) of stock requires the affirmative
       vote of holders of the majority of the
       voting power of the Company stock entitled
       to vote generally in the election of
       directors, voting as a single class,
       without a separate vote of the holders of
       the class(es) the number of authorized
       shares of which are being increased or
       decreased, unless a separate voting
       standard is expressly required.

5.     Number of Directors to be Determined in                   Mgmt          For                            For
       Bylaws: To provide that the number of
       directors shall be fixed from time to time
       in the manner provided in New
       CuriosityStream's Bylaws.

6.     Amendments to Waiver of Corporate                         Mgmt          For                            For
       Opportunities Prospective Only: To provide
       that any alteration, amendment, addition to
       or repeal of the provisions of the Proposed
       Charter that relates to the waiver of
       corporate opportunities will not eliminate
       or reduce such provisions in respect of any
       business opportunity first identified or
       any other matter occurring, or any cause of
       action, suit or claim that, but for such
       provisions, would accrue or arise, prior to
       such alteration, amendment, addition repeal
       or adoption.

7.     Required Vote to Amend Certain Provisions                 Mgmt          For                            For
       Relating to the Directors: To require the
       affirmative vote of 66.7% of the
       outstanding shares of stock entitled to
       vote in the election of directors, voting
       as a single class, to effect any amendment
       to the charter relating to the powers,
       number, election, term, vacancies or
       removal of directors of New
       CuriosityStream.

8.     Removal of Exemptions to Deemed Service of                Mgmt          For                            For
       Process in Exclusive Forum Provision: To
       remove specific exemptions to the deemed
       acceptance of service of process on counsel
       bringing claims outside Delaware for
       stockholder suits as to which the (a)
       Delaware Chancery Court (the "Court")
       determines there is an indispensable party
       not subject to the Court's jurisdiction,
       (b) is vested in the exclusive jurisdiction
       of a court or forum other than the Court or
       (c) for which the Court does not have
       subject matter jurisdiction.

9.     Exclusive Forum for Internal Corporate                    Mgmt          For                            For
       Claims: To provide that the Delaware
       Chancery Court will be the exclusive
       jurisdiction for any stockholder to bring
       any action asserting an "internal corporate
       claim" as defined in Section 115 of the
       Delaware General Corporation Law.

10.    Exclusive Forum for Claims Under the                      Mgmt          For                            For
       Securities Act and for Offers and Sales of
       Securities: To provide that the Federal
       District Courts of the United States of
       America will be the exclusive forum for
       resolution of any complaint asserting a
       cause of action under the Securities Act of
       1933, as amended, or with respect to the
       offer or sale of securities of the Company.

11.    Replacement of the Existing Charter: To                   Mgmt          For                            For
       authorize all other changes in connection
       with the amendment and restatement of the
       Existing Charter (a copy of which is
       attached to the proxy statement as Annex
       B).

12.    The Stock Issuance Proposal: To consider                  Mgmt          For                            For
       and vote upon a proposal to approve, for
       the purpose of complying with NASDAQ
       Listing Rule 5635(a), the issuance of Class
       A Common Stock pursuant to the merger
       agreement and 2,500,000 shares of Class A
       Common Stock to certain investors in a
       private placement.

13.    The Omnibus Incentive Plan Proposal: To                   Mgmt          For                            For
       consider and vote upon a proposal to
       approve and adopt the CuriosityStream Inc.
       2020 Omnibus Incentive Plan.

14.    The Adjournment Proposal: To allow, if                    Mgmt          For                            For
       necessary, Software Acquisition Group's
       board of directors to adjourn the Special
       Meeting to a later date(s) to permit
       further solicitation of proxies if there
       are not sufficient votes to approve the
       Proposals, or holders of Software
       Acquisition Group's public shares have
       elected to redeem an amount of public
       shares such that Software Acquisition Group
       would have less than $5,000,001 of net
       tangible assets.

15.    Shareholder Certification: I hereby certify               Mgmt          Take No Action
       that I am not acting in concert or as a
       "group" as defined in Section 13(d)(3) of
       the Securities Exchange Act of 1934, as
       amended, with any other shareholder with
       respect to the shares represented hereby in
       connection with the Business Combination.
       (FOR= I AM NOT) (AGAINST = I AM)




--------------------------------------------------------------------------------------------------------------------------
 VG ACQUISITION CORP.                                                                        Agenda Number:  935439655
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9446E105
    Meeting Type:  Special
    Meeting Date:  10-Jun-2021
          Ticker:  VGAC
            ISIN:  KYG9446E1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal -                       Mgmt          For                            For
       RESOLVED, as an ordinary resolution, that
       VGAC's entry into that certain Agreement
       and Plan of Merger, dated as of February 4,
       2021, as amended February 13, 2021 and
       March 25, 2021 (as may be amended,
       supplemented, or otherwise modified from
       time to time, the "Merger Agreement"), by
       and among VGAC, Chrome Merger Sub, Inc., a
       Delaware corporation and wholly owned
       direct subsidiary of VGAC ("VGAC Merger
       Sub"), and 23andMe, Inc., a Delaware
       ...(due to space limits, see proxy
       statement for full proposal).

2.     The Domestication Proposal - RESOLVED, as a               Mgmt          For                            For
       special resolution, that VGAC be
       transferred by way of continuation to
       Delaware pursuant to Part XII of the
       Companies Act (As Revised) of the Cayman
       Islands and Section 388 of the General
       Corporation Law of the State of Delaware
       ("DGCL") and, immediately upon being de-
       registered in the Cayman Islands, VGAC be
       continued and domesticated as a corporation
       under the laws of the State of Delaware
       and, conditioned upon, and with effect
       from, the ... (due to space limits, see
       proxy statement for full proposal).

3.     Charter Amendment Proposal - RESOLVED, as a               Mgmt          For                            For
       special resolution, that the existing
       amended and restated memorandum and
       articles of association of VGAC (together,
       the "Existing Governing Documents") be
       amended and restated by the deletion in
       their entirety and the substitution in
       their place of the proposed new certificate
       of incorporation, a copy of which is
       attached to the proxy statement/consent
       solicitation statement/prospectus as Annex
       E (the "Proposed Certificate of
       Incorporation") and the ...(due to space
       limits, see proxy statement for full
       proposal).

4.     Governing Documents Proposal A - RESOLVED,                Mgmt          For                            For
       as a non-binding, advisory resolution, that
       the change in the authorized share capital
       of VGAC from (i) US$22,100 divided into
       200,000,000 Class A ordinary shares, par
       value $0.0001 per share, (ii) 20,000,000
       Class B ordinary shares, par value $0.0001
       per share, and (iii) 1,000,000 preference
       shares, par value $0.0001 per share, to (a)
       1,140,000,000 shares of New 23andMe Class A
       Common Stock, (b) 350,000,000 shares of New
       23andMe Class B Common ...(due to space
       limits, see proxy statement for full
       proposal).

5.     Governing Documents Proposal B - RESOLVED,                Mgmt          For                            For
       as a non-binding, advisory resolution, that
       the authorization to the board of directors
       of New 23andMe (the "New 23andMe Board") to
       issue any or all shares of New 23andMe
       Preferred Stock in one or more classes or
       series, with such terms and conditions as
       may be expressly determined by the New
       23andMe Board and as may be permitted by
       the DGCL be approved.

6.     Governing Documents Proposal C - RESOLVED,                Mgmt          For                            For
       as a non-binding, advisory resolution, that
       the amendment and restatement of the
       Existing Governing Documents be approved
       and that all other immaterial changes
       necessary or, as mutually agreed in good
       faith by VGAC and 23andMe, desirable in
       connection with the replacement of the
       Existing Governing Documents with the
       Proposed Certificate of Incorporation and
       Proposed Bylaws as part of the
       Domestication (copies of which are attached
       to the ...(due to space limits, see proxy
       statement for full proposal).

7.     Governing Documents Proposal D - RESOLVED,                Mgmt          For                            For
       as a non-binding, advisory resolution, that
       the issuance of shares of New 23andMe Class
       B Common Stock, which will allow holders of
       New 23andMe Class B Common Stock to cast
       ten votes per share of New 23andMe Class B
       Common Stock be approved.

8.     Governing Documents Proposal E - RESOLVED,                Mgmt          For                            For
       as a non-binding, advisory resolution, that
       the election of New 23andMe to not be
       governed by Section 203 of the DGCL and
       limiting certain corporate takeovers by
       interested stockholders be approved.

9.     The NYSE Proposal - RESOLVED, as an                       Mgmt          For                            For
       ordinary resolution, that for the purposes
       of complying with the applicable provisions
       of New York Stock Exchange ("NYSE") Listing
       Rule 312.03, the issuance of shares of New
       23andMe Class A Common Stock and shares of
       New 23andMe Class B Common Stock be
       approved.

10.    The Incentive Equity Plan Proposal -                      Mgmt          For                            For
       RESOLVED, as an ordinary resolution, that
       the 23andMe Holding Co. 2021 Incentive
       Equity Plan, a copy of which is attached to
       the proxy statement/consent solicitation
       statement/prospectus as Annex K, be adopted
       and approved.

11.    The ESPP Proposal - RESOLVED, as an                       Mgmt          For                            For
       ordinary resolution, that the 23andMe
       Holding Co. Employee Stock Purchase Plan, a
       copy of which is attached to the proxy
       statement/consent solicitation
       statement/prospectus as Annex L, be adopted
       and approved.

13.    The Adjournment Proposal - RESOLVED, as an                Mgmt          For                            For
       ordinary resolution, that the adjournment
       of the extraordinary general meeting to a
       later date or dates (A) to the extent
       necessary to ensure that any required
       supplement or amendment to the accompanying
       proxy statement/consent solicitation
       statement/ prospectus is provided to VGAC
       shareholders, (B) in order to solicit
       additional proxies from VGAC shareholders
       in favor of one or more of the proposals at
       the extraordinary general meeting, or (C)
       if VGAC ...(due to space limits, see proxy
       statement for full proposal).



WCM Alternatives: Event-Driven Fund
--------------------------------------------------------------------------------------------------------------------------
 58.COM (WUBA)                                                                               Agenda Number:  935261002
--------------------------------------------------------------------------------------------------------------------------
        Security:  31680Q104
    Meeting Type:  Special
    Meeting Date:  07-Sep-2020
          Ticker:  WUBA
            ISIN:  US31680Q1040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S1.    IT IS RESOLVED, as a Special Resolution,                  Mgmt          Against                        Against
       THAT: the execution, delivery and
       performance of the agreement and plan of
       merger, dated as of June 15, 2020 (the
       "Merger Agreement"), among Quantum Bloom
       Group Ltd, an exempted company with limited
       liability incorporated under the laws of
       the Cayman Islands ("Parent"), Quantum
       Bloom Company Ltd, an exempted company with
       limited liability incorporated under the
       laws of the Cayman Islands and a
       wholly-owned subsidiary of Parent ("Merger
       Sub"), ...(due to space limits, see proxy
       material for full proposal).

S2.    IT IS RESOLVED, as a Special Resolution,                  Mgmt          Against                        Against
       THAT: each of directors and officers of the
       Company be and are hereby authorized to do
       all things necessary to give effect to the
       Merger Agreement, the Plan of Merger and
       the consummation of the Transactions,
       including the Merger, the Variation of
       Capital and the Amendment of the M&A.

O3.    IT IS RESOLVED, as an Ordinary Resolution,                Mgmt          Against                        Against
       THAT: the extraordinary general meeting be
       adjourned in order to allow the Company to
       solicit additional proxies in the event
       that there are insufficient proxies
       received at the time of the extraordinary
       general meeting to pass the special
       resolutions to be proposed at the
       extraordinary general meeting.




--------------------------------------------------------------------------------------------------------------------------
 ACACIA COMMUNICATIONS, INC.                                                                 Agenda Number:  935334742
--------------------------------------------------------------------------------------------------------------------------
        Security:  00401C108
    Meeting Type:  Special
    Meeting Date:  01-Mar-2021
          Ticker:  ACIA
            ISIN:  US00401C1080
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Amended and Restated Agreement               Mgmt          For                            For
       and Plan of Merger, dated as of January 14,
       2021, as it may be amended from time to
       time, by and among Acacia Communications,
       Inc., Cisco Systems, Inc., and Amarone
       Acquisition Corp. (the "Amended and
       Restated Agreement and Plan of Merger").

2.     To approve, on a nonbinding advisory basis,               Mgmt          For                            For
       the compensation that may be payable to
       Acacia Communications, Inc.'s named
       executive officers in connection with the
       merger.

3.     To approve the adjournment of the special                 Mgmt          For                            For
       meeting, if necessary or appropriate, to
       solicit additional proxies if there are
       insufficient votes at the time of the
       Special Meeting to approve the proposal to
       adopt the Amended and Restated Agreement
       and Plan of Merger.




--------------------------------------------------------------------------------------------------------------------------
 ADVANCED DISPOSAL SERVICES INC.                                                             Agenda Number:  935255578
--------------------------------------------------------------------------------------------------------------------------
        Security:  00790X101
    Meeting Type:  Special
    Meeting Date:  25-Aug-2020
          Ticker:  ADSW
            ISIN:  US00790X1019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Agreement and Plan of Merger,                Mgmt          For                            For
       dated as of April 14, 2019, as amended by
       Amendment No. 1 thereto, dated as of June
       24, 2020, as may be further amended from
       time to time (the amended merger
       agreement), by and among Advanced Disposal
       Services, Inc. (Advanced Disposal), Waste
       Management, Inc. and Everglades Merger Sub
       Inc. (Merger Sub) pursuant to which Merger
       Sub will merge with and into Advanced
       Disposal (the merger).

2.     To approve, on a non-binding advisory                     Mgmt          For                            For
       basis, specified compensation that may be
       paid or become payable to Advanced
       Disposal's named executive officers in
       connection with the merger and contemplated
       by the amended merger agreement.

3.     To approve one or more adjournments of the                Mgmt          For                            For
       special meeting, if necessary or
       appropriate, to solicit additional proxies
       if there are insufficient votes at the time
       of the special meeting to approve the
       proposal to adopt the amended merger
       agreement.




--------------------------------------------------------------------------------------------------------------------------
 AECOM                                                                                       Agenda Number:  935326377
--------------------------------------------------------------------------------------------------------------------------
        Security:  00766T100
    Meeting Type:  Annual
    Meeting Date:  24-Feb-2021
          Ticker:  ACM
            ISIN:  US00766T1007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Bradley W. Buss                     Mgmt          For                            For

1B.    Election of Director: Robert G. Card                      Mgmt          For                            For

1C.    Election of Director: Diane C. Creel                      Mgmt          For                            For

1D.    Election of Director: Jacqueline C. Hinman                Mgmt          For                            For

1E.    Election of Director: Lydia H. Kennard                    Mgmt          For                            For

1F.    Election of Director: W. Troy Rudd                        Mgmt          For                            For

1G.    Election of Director: Clarence T. Schmitz                 Mgmt          For                            For

1H.    Election of Director: Douglas W. Stotlar                  Mgmt          For                            For

1I.    Election of Director: Daniel R. Tishman                   Mgmt          For                            For

1J.    Election of Director: Sander van't                        Mgmt          For                            For
       Noordende

1K.    Election of Director: General Janet C.                    Mgmt          For                            For
       Wolfenbarger

2.     Ratify the selection of Ernst & Young LLP                 Mgmt          For                            For
       as the Company's independent registered
       public accounting firm for the fiscal year
       ending September 30, 2021.

3.     Advisory vote to approve the Company's                    Mgmt          For                            For
       executive compensation.

4.     Stockholder proposal regarding lobbying                   Shr           Against                        For
       disclosure.




--------------------------------------------------------------------------------------------------------------------------
 AEROJET ROCKETDYNE HOLDINGS, INC.                                                           Agenda Number:  935333966
--------------------------------------------------------------------------------------------------------------------------
        Security:  007800105
    Meeting Type:  Special
    Meeting Date:  09-Mar-2021
          Ticker:  AJRD
            ISIN:  US0078001056
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adoption of the Merger Agreement and the                  Mgmt          For                            For
       transactions contemplated thereby.

2.     Adjournment of the Special Meeting, if                    Mgmt          For                            For
       necessary or appropriate, to solicit
       additional proxies if there are
       insufficient votes to adopt the Merger
       Agreement and the transactions contemplated
       thereby at the time of the Special Meeting.

3.     Adoption of a non-binding, advisory                       Mgmt          For                            For
       proposal to approve certain compensation
       payable to Aerojet Rocketdyne's named
       executive officers in connection with the
       Merger.




--------------------------------------------------------------------------------------------------------------------------
 AEROJET ROCKETDYNE HOLDINGS, INC.                                                           Agenda Number:  935353780
--------------------------------------------------------------------------------------------------------------------------
        Security:  007800105
    Meeting Type:  Annual
    Meeting Date:  05-May-2021
          Ticker:  AJRD
            ISIN:  US0078001056
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       Gen Kevin P. Chilton                                      Mgmt          For                            For
       Thomas A. Corcoran                                        Mgmt          For                            For
       Eileen P. Drake                                           Mgmt          For                            For
       James R. Henderson                                        Mgmt          For                            For
       Warren G. Lichtenstein                                    Mgmt          For                            For
       Gen Lance W. Lord                                         Mgmt          For                            For
       Audrey A. McNiff                                          Mgmt          For                            For
       Martin Turchin                                            Mgmt          For                            For

2.     Advisory vote to approve Aerojet                          Mgmt          For                            For
       Rocketdyne's executive compensation.

3.     Ratification of the appointment of                        Mgmt          For                            For
       PricewaterhouseCoopers LLP, an independent
       registered public accounting firm, as
       independent auditors of the Company for the
       year ending December 31, 2021.




--------------------------------------------------------------------------------------------------------------------------
 ALEXION PHARMACEUTICALS, INC.                                                               Agenda Number:  935410124
--------------------------------------------------------------------------------------------------------------------------
        Security:  015351109
    Meeting Type:  Special
    Meeting Date:  11-May-2021
          Ticker:  ALXN
            ISIN:  US0153511094
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Agreement and Plan of Merger,                Mgmt          For                            For
       dated as of December 12, 2020 (as it may be
       amended from time to time, the "merger
       agreement") by and among Alexion,
       AstraZeneca PLC ("AstraZeneca"), Delta
       Omega Sub Holdings Inc., a wholly owned
       subsidiary of AstraZeneca ("Bidco"), Delta
       Omega Sub Holdings Inc. 1, a direct, wholly
       owned subsidiary of Bidco and Delta Omega
       Sub Holdings LLC 2, a direct, wholly owned
       subsidiary of Bidco (the "merger
       proposal").

2.     To approve, on a non-binding, advisory                    Mgmt          For                            For
       basis, the compensation that may be paid or
       become payable to Alexion's named executive
       officers that is based on or otherwise
       relates to the transactions contemplated by
       the merger agreement.

3.     To approve the adjournment of the Alexion                 Mgmt          For                            For
       special meeting, if necessary or
       appropriate, to solicit additional proxies
       if there are not sufficient votes at the
       time of the Alexion special meeting to
       approve the merger proposal or to ensure
       that any supplement or amendment to this
       proxy statement/ prospectus is timely
       provided to Alexion stockholders.




--------------------------------------------------------------------------------------------------------------------------
 AMERICAN EQUITY INVESTMENT LIFE HLDG CO                                                     Agenda Number:  935408725
--------------------------------------------------------------------------------------------------------------------------
        Security:  025676206
    Meeting Type:  Annual
    Meeting Date:  10-Jun-2021
          Ticker:  AEL
            ISIN:  US0256762065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Brenda J. Cushing                                         Mgmt          For                            For
       Douglas T. Healy                                          Mgmt          For                            For
       David S. Mulcahy                                          Mgmt          For                            For
       Sachin Shah                                               Mgmt          For                            For
       A.J. Strickland, III                                      Mgmt          For                            For

2.     To ratify the appointment of Ernst & Young                Mgmt          For                            For
       LLP as our independent registered public
       accounting firm for 2021.

3.     To approve, on an advisory basis, the                     Mgmt          For                            For
       compensation of our named executive
       officers.




--------------------------------------------------------------------------------------------------------------------------
 APEX TECHNOLOGY ACQUISITION CORPORATION                                                     Agenda Number:  935316922
--------------------------------------------------------------------------------------------------------------------------
        Security:  03768F102
    Meeting Type:  Annual
    Meeting Date:  22-Dec-2020
          Ticker:  APXT
            ISIN:  US03768F1021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       David Chao                                                Mgmt          For                            For
       Donna Wells                                               Mgmt          For                            For

2.     Ratification of the selection by the audit                Mgmt          For                            For
       committee of WithumSmith+Brown, PC to serve
       as our independent registered public
       accounting firm for the year ending
       December 31, 2020.




--------------------------------------------------------------------------------------------------------------------------
 APHRIA INC.                                                                                 Agenda Number:  935356750
--------------------------------------------------------------------------------------------------------------------------
        Security:  03765K104
    Meeting Type:  Special
    Meeting Date:  14-Apr-2021
          Ticker:  APHA
            ISIN:  CA03765K1049
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To consider and, if thought advisable, to                 Mgmt          For                            For
       pass a special resolution, the full text of
       which is set forth in Appendix "C" to the
       accompanying joint proxy
       statement/management information circular
       (the "Circular"), approving an arrangement
       pursuant to Section 182 of the Business
       Corporations Act (Ontario) involving, among
       other things, the acquisition by Tilray,
       Inc. of all of the outstanding shares of
       Aphria Inc., all as more particularly
       described in the Circular.




--------------------------------------------------------------------------------------------------------------------------
 APOLLO GLOBAL MANAGEMENT, INC.                                                              Agenda Number:  935262333
--------------------------------------------------------------------------------------------------------------------------
        Security:  03768E105
    Meeting Type:  Annual
    Meeting Date:  01-Oct-2020
          Ticker:  APO
            ISIN:  US03768E1055
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Leon Black                                                Mgmt          For                            For
       Joshua Harris                                             Mgmt          For                            For
       Marc Rowan                                                Mgmt          For                            For
       Michael Ducey                                             Mgmt          For                            For
       Robert Kraft                                              Mgmt          For                            For
       A.B. Krongard                                             Mgmt          For                            For
       Pauline Richards                                          Mgmt          For                            For

2.     ADVISORY VOTE TO APPROVE THE COMPENSATION                 Mgmt          For                            For
       OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.

3.     ADVISORY VOTE ON THE FREQUENCY OF FUTURE                  Mgmt          3 Years                        For
       ADVISORY VOTES TO APPROVE THE COMPENSATION
       OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.

4.     RATIFICATION OF APPOINTMENT OF DELOITTE &                 Mgmt          For                            For
       TOUCHE LLP AS THE COMPANY'S INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE
       FISCAL YEAR ENDING DECEMBER 31, 2020.




--------------------------------------------------------------------------------------------------------------------------
 APOLLO SENIOR FLOATING RATE, INC                                                            Agenda Number:  935386614
--------------------------------------------------------------------------------------------------------------------------
        Security:  037636107
    Meeting Type:  Annual
    Meeting Date:  15-Jun-2021
          Ticker:  AFT
            ISIN:  US0376361079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Barry Cohen                                               Mgmt          For                            For
       Elliot Stein, Jr.                                         Mgmt          For                            For

2.     To transact such other business as may                    Mgmt          For                            For
       properly come before the Annual Meetings or
       any adjournments or postponements thereof.




--------------------------------------------------------------------------------------------------------------------------
 ARTIUS ACQUISITION INC.                                                                     Agenda Number:  935452146
--------------------------------------------------------------------------------------------------------------------------
        Security:  04316G105
    Meeting Type:  Special
    Meeting Date:  23-Jun-2021
          Ticker:  AACQ
            ISIN:  KY04316G1057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Domestication Proposal-To consider and vote               Mgmt          For                            For
       upon a proposal by special resolution to
       change the corporate structure and domicile
       of Artius Acquisition Inc. ("Artius") by
       way of continuation from an exempted
       company incorporated under the laws of the
       Cayman Islands to a corporation
       incorporated under the laws of the State of
       Delaware (the "Domestication"). The
       Domestication will be effected prior to the
       closing of the Business Combination by
       Artius (i) filing a Certificate of ...(due
       to space limits, see proxy statement for
       full proposal).

2.     Transaction Proposal-To consider and vote                 Mgmt          For                            For
       upon a proposal to approve the Agreement
       and Plan of Merger and Reorganization,
       dated as of February 16, 2021 (as amended
       by the letter agreement dated March 5,
       2021, and as further amended or modified
       from time to time, the "Merger Agreement"),
       by and among Artius, Zero Carbon Merger Sub
       Inc., a Delaware corporation and a direct,
       wholly-owned subsidiary of Artius ("Merger
       Sub"), and Micromidas, Inc., a Delaware
       corporation ...(due to space limits, see
       proxy statement for full proposal).

3.     Issuance Proposal-To consider and vote upon               Mgmt          For                            For
       a proposal to approve, for purposes of
       complying with applicable Nasdaq listing
       rules, the issuance of more than 20% of
       Artius's issued and outstanding shares of
       Common Stock (as defined in the proxy
       statement/prospectus) in connection with
       the Business Combination.

4.     Interim Charter Proposal-To consider and                  Mgmt          For                            For
       vote upon a proposal to approve and adopt
       the proposed Interim Certificate of
       Incorporation to be in effect as of the
       Domestication and prior to the Effective
       Time (as defined in the proxy
       statement/prospectus), and the Bylaws of
       Artius to be in effect as of the
       Domestication, in the form attached to the
       proxy statement/prospectus as Annex C and
       Annex D, respectively.

5.     Charter Proposal-To consider and act upon a               Mgmt          For                            For
       proposal to approve and adopt the proposed
       Certificate of Incorporation, to be in
       effect at the Effective Time, in the form
       attached to the proxy statement/prospectus
       as Annex E.

6.     Organizational Documents Proposals-To                     Mgmt          For                            For
       consider and act upon, on a non-binding
       advisory basis, eight separate proposals
       with respect to certain material
       differences between the Existing
       Organizational Documents (as defined in the
       proxy statement/prospectus) and the
       proposed Interim Certificate of
       Incorporation, Certificate of Incorporation
       (as defined in the proxy
       statement/prospectus) and Bylaws (as
       defined in the proxy statement/prospectus).

7.     Equity Incentive Plan Proposal-To consider                Mgmt          For                            For
       and vote upon a proposal to approve the
       2021 Equity Incentive Plan including the
       authorization of the initial share reserve
       under the 2021 Equity Incentive Plan, in
       the form attached to the proxy
       statement/prospectus as Annex H.

8.     ESPP Proposal-To consider and vote upon a                 Mgmt          For                            For
       proposal to approve the employee stock
       purchase plan that provides for the ability
       to grant stock purchase rights with respect
       to Combined Company Common Stock to
       employees of the Combined Company (as
       defined in the proxy statement/prospectus)
       and its subsidiaries, in the form attached
       to the proxy statement/prospectus as Annex
       I.

9.     DIRECTOR
       William Harvey                                            Mgmt          For                            For
       Pia Heidenmark Cook                                       Mgmt          For                            For
       Boon Sim                                                  Mgmt          For                            For
       Charles Drucker                                           Mgmt          For                            For
       Kathleen B. Fish                                          Mgmt          For                            For
       Rich Riley                                                Mgmt          For                            For
       John Bissell                                              Mgmt          For                            For
       Benno O. Dorer                                            Mgmt          For                            For
       Karen Richardson                                          Mgmt          For                            For

10.    Adjournment Proposal-To consider and vote                 Mgmt          For                            For
       upon a proposal to allow the chairman of
       the extraordinary general meeting to
       adjourn the extraordinary general meeting
       to a later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies in the event that there are
       insufficient votes for, or otherwise in
       connection with, the approval of the
       Domestication Proposal, the Transaction
       Proposal, the Issuance Proposal, the
       Interim Charter Proposal, the Charter
       Proposal, the Equity ...(due to space
       limits, see proxy statement for full
       proposal).




--------------------------------------------------------------------------------------------------------------------------
 B. RILEY PRINCIPAL MERGER CORP. II                                                          Agenda Number:  935290279
--------------------------------------------------------------------------------------------------------------------------
        Security:  05600U106
    Meeting Type:  Special
    Meeting Date:  12-Nov-2020
          Ticker:  BMRG
            ISIN:  US05600U1060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - approve               Mgmt          For                            For
       and adopt the Agreement and Plan of Merger,
       dated as of September 7, 2020 (as the same
       may be amended from time to time, the
       "Merger Agreement"), by and among B. Riley
       Principal Merger Corp. II (the "Company").

2.     The Stock Issuance Proposal - approve,                    Mgmt          For                            For
       assuming the business combination proposal
       and the charter amendment proposal are
       approved and adopted, for the purposes of
       complying with the applicable provisions of
       Section 312.03 of the Listed Company Manual
       of the New York Stock Exchange (the
       "NYSE"),

3.     The Charter Amendment Proposal - approve                  Mgmt          For                            For
       and adopt, assuming the business
       combination proposal is approved and
       adopted, the third amended and restated
       certificate of incorporation of the Company
       (the "Proposed Charter"), a copy of which
       is attached to the accompanying proxy
       statement as Annex C, which, if approved,
       would take effect upon the closing of the
       business combination (the "Closing") (we
       refer to this proposal as the "charter
       amendment proposal").

4.     Advisory Charter Proposal A - to, upon                    Mgmt          For                            For
       completion of the business combination and
       the conversion of the Company's Class B
       commonstock, par value $0.0001 per share
       ("Class B common stock"), into the
       Company's Class A common stock, par value
       $0.0001 per share ("Class A common stock").

5.     Advisory Charter Proposal B - to change the               Mgmt          For                            For
       stockholder vote required for approval of
       any amendment to Article IV
       (Capitalization), Article V (Board of
       Directors), Article VI (Bylaws), Article
       VIII (Limited Liability; Indemnification),
       Article IX (Corporate Opportunity) and
       Article X (Amendments) of the Proposed
       Charter or to amend the Company's bylaws,
       from the affirmative vote of the holders of
       at least a majority of the voting power of
       all then outstanding shares of stock of the
       Company's bylaws.

6.     Advisory Charter Proposal C - to provide                  Mgmt          For                            For
       that Section 203 of the Delaware General
       Corporation Law, which governs business
       combinations between the Company and
       certain interested stockholders, does not
       apply to the Company (we refer to this
       proposal as "advisory charter proposal C").

7.     Advisory Charter Proposal D - to provide                  Mgmt          For                            For
       that certain amendments to and actions
       under the Proposed Charter are subject to
       the director nomination agreement to be
       entered into between the Company and the
       other parties thereto (as defined in the
       accompanying proxy statement) (the
       "Director Nomination Agreement") (we refer
       to this proposal as "advisory charter
       proposal D").

8.     Advisory Charter Proposal E - to change the               Mgmt          For                            For
       classification of the Company's board of
       directors from two classes to three classes
       of directors, with each class elected for
       staggered terms (we refer to this proposal
       as "advisory charter proposal E").

9.     Advisory Charter Proposal F - to provide                  Mgmt          For                            For
       for a waiver of the doctrine of corporate
       opportunities for (i) any director of the
       Company who is not an employee of the
       Company or any of its subsidiaries or (ii)
       any person with the right to designate any
       such director pursuant to the Director
       Nomination Agreement (or any of such
       person's affiliates or its or their
       respective successors, principals,
       directors, officers, members, managers or
       employees) (we refer to this proposal as
       "advisory charter proposal F").

10.    Advisory Charter Proposal G - to provide                  Mgmt          For                            For
       for certain additional changes, including,
       among other things, (i) changing the post-
       business combination company's corporate
       name from "B. Riley Principal Merger Corp.
       II" to "Eos Energy Enterprises, Inc." and
       making the Company's corporate existence
       perpetual and (ii) removing certain
       provisions related to our status as a blank
       check company that will no longer apply
       upon the Closing, all of which our board
       believes are necessary to adequately
       address the needs of the post business
       combination Company.

11.    The Incentive Plan Proposal - approve and                 Mgmt          For                            For
       adopt, assuming the condition precedent
       proposals are approved and adopted, the B.
       Riley Principal Merger Corp. II 2020
       Incentive Plan, a copy of which is attached
       to the accompanying proxy statement as
       Annex E.

12.    The Adjournment Proposal - approve the                    Mgmt          For                            For
       adjournment of the special meeting to a
       later date or dates, if necessary or
       appropriate, to permit further solicitation
       and vote of proxies in the event that there
       are insufficient votes for, or otherwise in
       connection with, the approval of any of the
       condition precedent proposals or the
       incentive plan proposal.




--------------------------------------------------------------------------------------------------------------------------
 BITAUTO HOLDINGS LTD. (BITA)                                                                Agenda Number:  935279338
--------------------------------------------------------------------------------------------------------------------------
        Security:  091727107
    Meeting Type:  Special
    Meeting Date:  23-Oct-2020
          Ticker:  BITA
            ISIN:  US0917271076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S1.    THAT the Agreement and Plan of Merger,                    Mgmt          For
       dated as of June 12, 2020 (the "Merger
       Agreement"), by and between the Company,
       Yiche Holding Limited, an exempted company
       incorporated with limited liability under
       the laws of the Cayman Islands ("Parent")
       and Yiche Mergersub Limited, an exempted
       company incorporated with limited liability
       under the laws of the Cayman Islands and a
       wholly owned Subsidiary of Parent ("Merger
       Sub" and, together with Parent, each a
       "Parent Party" and collectively the ...(due
       to space limits, see proxy material for
       full proposal).

O2.    THAT each of the members of the special                   Mgmt          For
       committee of the board of directors of the
       Company, the chief executive officer of the
       Company and the chief financial officer of
       the Company be authorized to do all things
       necessary to give effect to the Merger
       Agreement, the Plan of Merger, and the
       transactions contemplated thereby,
       including (i) the Merger, (ii) the
       Variation of Capital and (iii) the Adoption
       of Amended M&A.

O3.    THAT the extraordinary general meeting be                 Mgmt          For
       adjourned in order to allow the Company to
       solicit additional proxies in the event
       that there are insufficient proxies
       received at the time of the extraordinary
       general meeting to pass the resolutions to
       be proposed at the extraordinary general
       meeting.




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK FLTING RT INCOME STRA FD INC                                                      Agenda Number:  935237330
--------------------------------------------------------------------------------------------------------------------------
        Security:  09255X100
    Meeting Type:  Annual
    Meeting Date:  27-Jul-2020
          Ticker:  FRA
            ISIN:  US09255X1000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Cynthia L. Egan                                           Mgmt          For                            For
       Michael J. Castellano                                     Mgmt          For                            For
       Catherine A. Lynch                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK MUNIYIELD INSURED FUND                                                            Agenda Number:  935238560
--------------------------------------------------------------------------------------------------------------------------
        Security:  09254E103
    Meeting Type:  Annual
    Meeting Date:  27-Jul-2020
          Ticker:  MYI
            ISIN:  US09254E1038
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Michael J. Castellano                                     Mgmt          For                            For
       Richard E. Cavanagh                                       Mgmt          For                            For
       Cynthia L. Egan                                           Mgmt          For                            For
       Robert Fairbairn                                          Mgmt          For                            For
       R. Glenn Hubbard                                          Mgmt          For                            For
       Catherine A. Lynch                                        Mgmt          For                            For
       John M. Perlowski                                         Mgmt          For                            For
       Karen P. Robards                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CAESARS ENTERTAINMENT CORPORATION                                                           Agenda Number:  935241860
--------------------------------------------------------------------------------------------------------------------------
        Security:  127686103
    Meeting Type:  Annual
    Meeting Date:  24-Jul-2020
          Ticker:  CZR
            ISIN:  US1276861036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Thomas Benninger                    Mgmt          For                            For

1B.    Election of Director: Jan Jones Blackhurst                Mgmt          For                            For

1C.    Election of Director: Juliana Chugg                       Mgmt          For                            For

1D.    Election of Director: Denise Clark                        Mgmt          For                            For

1E.    Election of Director: Keith Cozza                         Mgmt          For                            For

1F.    Election of Director: John Dionne                         Mgmt          For                            For

1G.    Election of Director: James Hunt                          Mgmt          For                            For

1H.    Election of Director: Don Kornstein                       Mgmt          For                            For

1I.    Election of Director: Courtney Mather                     Mgmt          For                            For

1J.    Election of Director: James Nelson                        Mgmt          For                            For

1K.    Election of Director: Anthony Rodio                       Mgmt          For                            For

2.     To approve, on an advisory, non-binding                   Mgmt          For                            For
       basis, named executive officer
       compensation.

3.     To ratify the appointment of Deloitte &                   Mgmt          For                            For
       Touche LLP as the Company's independent
       registered public accounting firm for the
       year ending December 31, 2020.




--------------------------------------------------------------------------------------------------------------------------
 CC NEUBERGER PRINCIPAL HOLDINGS                                                             Agenda Number:  935326442
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1992Y114
    Meeting Type:  Special
    Meeting Date:  02-Feb-2021
          Ticker:  PCPL
            ISIN:  KYG1992Y1145
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Domestication Proposal - to consider                  Mgmt          For                            For
       and vote upon a proposal by special
       resolution to change the corporate
       structure and domicile of CCNB1 by way of
       continuation from an exempted company
       incorporated under the laws of the Cayman
       Islands to a corporation incorporated under
       the laws of the State of Delaware (the
       "Domestication"). The Domestication will be
       effected simultaneously with the Business
       Combination (as defined below) by CCNB1
       filing a Certificate of Corporate
       Domestication ...(due to space limits, see
       proxy statement for full proposal).

2.     The Business Combination Proposal - to                    Mgmt          For                            For
       consider and vote upon a proposal by
       ordinary resolution to approve the Business
       Combination Agreement, dated as of October
       14, 2020 (as amended or supplemented from
       time to time, the "Business Combination
       Agreement"), by and among CCNB1, Sonar
       Merger Sub I, LLC, a Delaware limited
       liability company ("Blocker Merger Sub 1"),
       Sonar Merger Sub II, LLC, a Delaware
       limited liability company ("Blocker Merger
       Sub 2"), Sonar Merger Sub III, LLC ...(due
       to space limits, see proxy statement for
       full proposal).

3.     The Equity Incentive Plan Proposal - to                   Mgmt          For                            For
       consider and vote upon the approval by
       ordinary resolution of the Equity Incentive
       Plan. CCNB1 refers to this as the "Equity
       Incentive Plan Proposal." A copy of the
       Equity Incentive Plan is attached to an
       amendment to the accompanying proxy
       statement/prospectus.

4.     The Charter Proposal - to consider and vote               Mgmt          For                            For
       upon the approval by special resolution of
       the amendment and restatement of the
       Existing Organizational Documents (as
       defined herein) in their entirety by the
       proposed new certificate of incorporation
       (the "Certificate of Incorporation") of the
       Company (a corporation incorporated in the
       State of Delaware, assuming the
       Domestication Proposal is approved and
       adopted, and the filing with and acceptance
       by the Secretary of State of Delaware
       ...(due to space limits, see proxy
       statement for full proposal).

5A.    Organizational Documents Proposal 5a - an                 Mgmt          For                            For
       amendment to change the authorized capital
       stock of CCNB1 from (i) 500,000,000 Class A
       ordinary shares, par value $0.0001 per
       share (the "Class A ordinary shares"),
       50,000,000 Class B ordinary shares, par
       value $0.001 per share (the "Class B
       ordinary shares"), and 1,000,000 preference
       shares, par value $0.0001 per share, to
       (ii) 2,500,000,000 shares of Class A common
       stock, par value $0.0001 per share, of the
       Company (the "Class A common stock")
       ...(due to space limits, see proxy
       statement for full proposal).

5B.    Organizational Documents Proposal 5b - an                 Mgmt          For                            For
       amendment to authorize the board of the
       directors of the Company subsequent to the
       completion of the Business Combination (the
       "Company Board") to make future issuances
       of any or all shares of Preferred Stock in
       one or more classes or series, with such
       terms and conditions as may be expressly
       determined by the Company Board and as may
       be permitted by the DGCL.

5C.    Organizational Documents Proposal 5c - an                 Mgmt          For                            For
       amendment to provide that certain
       provisions of the Certificate of
       Incorporation are subject to certain
       provisions of the Investor Rights Agreement
       (as defined in the accompanying proxy
       statement/prospectus).

5D.    Organizational Documents Proposal 5d - an                 Mgmt          For                            For
       amendment to remove the ability of the
       Company's stockholders to take action by
       written consent in lieu of a meeting unless
       such action is recommended or approved by
       all directors then in office.

5E.    Organizational Documents Proposal 5e - an                 Mgmt          For                            For
       amendment to authorize the classification
       of the Company Board into three classes of
       directors with staggered three-year terms
       of office and make certain related changes.

5F.    Organizational Documents Proposal 5f - an                 Mgmt          For                            For
       amendment to adopt Delaware as the
       exclusive forum for certain stockholder
       litigation.

5G.    Organizational Documents Proposal 5g -                    Mgmt          For                            For
       certain other changes in connection with
       the replacement of Existing Organizational
       Documents with the Certificate of
       Incorporation and Bylaws to be adopted as
       part of the Domestication (copies of which
       are attached to the accompanying proxy
       statement/ prospectus as Annex E and Annex
       F, respectively), including (1) changing
       the post-Business Combination corporate
       name from "CC Neuberger Principal Holdings
       I" to "E2open Parent Holdings, Inc.

6.     The NYSE Proposal - to consider and vote                  Mgmt          For                            For
       upon a proposal by ordinary resolution to
       approve, for the purposes of complying with
       the applicable provisions of NYSE Listing
       Rule 312.03, the issuance of shares of
       Class A common stock, and securities
       convertible into or exchangeable for Class
       A common stock, in connection with the
       Business Combination, the PIPE Investment,
       the Backstop Agreement, and any Permitted
       Equity Financing and shares of Class A
       common stock underlying Restricted Sponsor
       Shares (the "NYSE Proposal").

7.     The Adjournment Proposal - to consider and                Mgmt          For                            For
       vote upon a proposal by ordinary resolution
       to approve the adjournment of the
       extraordinary general meeting to a later
       date or dates, if necessary, to permit
       further solicitation and vote of proxies in
       the event that there are insufficient votes
       for the approval of one or more proposals
       at the extraordinary general meeting (this
       proposal is referred to herein as the
       "Adjournment Proposal")




--------------------------------------------------------------------------------------------------------------------------
 CEC ENTERTAINMENT, INC.                                                                     Agenda Number:  935299152
--------------------------------------------------------------------------------------------------------------------------
        Security:  125137AB5
    Meeting Type:  Consent
    Meeting Date:  08-Dec-2020
          Ticker:
            ISIN:  US125137AB57
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     VOTE ON THE PLAN. SELECT "FOR" TO ACCEPT                  Mgmt          For
       THE PLAN SELECT "AGAINST" TO REJECT THE
       PLAN. ABSTAIN IS NOT A VALID VOTING OPTION
       AND WILL NOT COUNT.

2.     OPT OUT OF THE THIRD-PARTY RELEASE. (FOR =                Mgmt          Abstain
       OPT OUT, AGAINST OR ABSTAIN = DO NOT OPT
       OUT)




--------------------------------------------------------------------------------------------------------------------------
 CHANGE HEALTHCARE INC                                                                       Agenda Number:  935344983
--------------------------------------------------------------------------------------------------------------------------
        Security:  15912K100
    Meeting Type:  Special
    Meeting Date:  13-Apr-2021
          Ticker:  CHNG
            ISIN:  US15912K1007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Agreement and Plan of Merger,                Mgmt          For                            For
       dated as of January 5, 2021, among Change
       Healthcare Inc., UnitedHealth Group
       Incorporated and Cambridge Merger Sub Inc.

2.     To approve, on a non-binding, advisory                    Mgmt          For                            For
       basis, certain compensation that may be
       paid or become payable to Change's named
       executive officers in connection with the
       Merger.

3.     To adjourn or postpone the Special Meeting,               Mgmt          For                            For
       if necessary or appropriate, to solicit
       additional proxies if there are not
       sufficient votes to approve the proposal
       described above in Proposal 1.




--------------------------------------------------------------------------------------------------------------------------
 CHURCHILL CAP CORP III                                                                      Agenda Number:  935277384
--------------------------------------------------------------------------------------------------------------------------
        Security:  17144C104
    Meeting Type:  Special
    Meeting Date:  07-Oct-2020
          Ticker:  CCXX
            ISIN:  US17144C1045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the business combination                       Mgmt          For                            For
       described in the accompanying proxy
       statement, including (a) adopting the
       Agreement and Plan of Merger, dated as of
       July 12, 2020, by and among Churchill,
       Polaris Parent Corp., Polaris Investment
       Holdings, L.P., Music Merger Sub I, Inc., a
       subsidiary of Churchill, and Music Merger
       Sub II LLC, a subsidiary of Churchill, a
       copy of which is attached to the
       accompanying proxy statement as Annex A.

2.     To approve and adopt the second amended and               Mgmt          For                            For
       restated certificate of incorporation of
       Churchill in the form attached to the
       accompanying proxy statement as Annex B
       (the "second amended and restated
       certificate of incorporation")

3A.    To require, at any time that the Sellers                  Mgmt          For                            For
       and their Permitted Transferees (each as
       defined in the second amended and restated
       certificate of incorporation) beneficially
       own, in the aggregate, less than 50% of the
       voting power of the stock of Churchill
       entitled to vote generally in the election
       of directors, the approval of the
       affirmative vote of the holders of at least
       66 2/3% of the common stock of Churchill to
       make any amendment to certain provisions of
       the certificate of incorporation or bylaws,
       including any amendments to Article V.

3B.    To cause Churchill to not be governed by                  Mgmt          For                            For
       Section 203 of the Delaware General
       Corporate Law ("DGCL") and, instead,
       include a provision in the second amended
       and restated certificate of incorporation
       that is substantially similar to Section
       203 of the DGCL, but excludes certain
       parties, including H&F (as defined in the
       second amended and restated certificate of
       incorporation), any of H&F's direct
       transferees or any of their affiliates or
       successors from the definition of
       "interested stockholder," and to make
       certain related changes

3C.    To approve an increase of Churchill's total               Mgmt          For                            For
       number of authorized shares of all classes
       of capital stock from 301,000,000 shares to
       1,510,000,000 shares, which would consist
       of (i) increasing Churchill's Class A
       common stock from 250,000,000 shares to
       1,500,000,000 shares and (ii) increasing
       Churchill's preferred stock from 1,000,000
       to 10,000,000 shares.

3D.    To approve provisions in second amended and               Mgmt          For                            For
       restated certificate of incorporation that
       provide that certain transactions are not
       "corporate opportunities" and that each of
       Sellers, Churchill and their respective
       affiliates and investment funds affiliated
       with Sellers and Churchill and their
       respective successors and affiliates and
       all of their respective partners,
       principals, directors, officers, members,
       managers, equity holders and/or employees,
       including any of foregoing who serve as
       officers or directors of Churchill are not
       subject.

3E.    To approve provisions in the second amended               Mgmt          For                            For
       and restated certificate of incorporation
       that provide that, for so long as the
       Sellers and their Permitted Transferees
       beneficially own, in the aggregate, 50% or
       more of the voting power of the stock of
       Churchill entitled to vote generally in the
       election of directors, any action required
       or permitted to be taken at any annual or
       special meeting of stockholders of
       Churchill may be taken without a meeting,
       without prior notice and without a vote

4.     To approve and adopt the Churchill Capital                Mgmt          For                            For
       Corp III 2020 Omnibus Incentive Plan and
       the material terms thereunder, including
       the authorization of the initial share
       reserve thereunder. A copy of such
       Incentive Plan is attached to the
       accompanying proxy statement as Annex H.

5.     DIRECTOR
       Paul Emery                                                Mgmt          For                            For
       Mark Tabak                                                Mgmt          For                            For
       Bill Veghte                                               Mgmt          For                            For
       Glenn R. August                                           Mgmt          For                            For
       Richard Clarke                                            Mgmt          For                            For
       Hunter Philbrick                                          Mgmt          For                            For
       Anthony Colaluca                                          Mgmt          For                            For
       Michael Klein                                             Mgmt          For                            For
       Allen Thorpe                                              Mgmt          For                            For

6.     To approve, for purposes of complying with                Mgmt          For                            For
       the applicable provisions of Section 312.03
       of the New York Stock Exchange's ("NYSE")
       Listed Company Manual, (a) the issuance of
       more than 20% of Churchill's issued and
       outstanding shares of common stock in
       connection with the Transactions (as
       described in the accompanying proxy
       statement), including, without limitation,
       the PIPE Investment and the issuance of
       more than 20% of Churchill's issued and
       outstanding shares to a single holder in
       connection with the Transactions.

7.     To approve any proposal to adjourn the                    Mgmt          For                            For
       special meeting to a later date or dates,
       if necessary, to permit further
       solicitation and vote of proxies in the
       event that there are insufficient votes
       for, or otherwise in connection with, the
       approval of Proposal Nos. 1 through 6.




--------------------------------------------------------------------------------------------------------------------------
 CINCINNATI BELL INC.                                                                        Agenda Number:  935257217
--------------------------------------------------------------------------------------------------------------------------
        Security:  171871502
    Meeting Type:  Annual
    Meeting Date:  24-Sep-2020
          Ticker:  CBB
            ISIN:  US1718715022
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director for one-year term                    Mgmt          For                            For
       expiring in 2021: Meredith J. Ching

1B.    Election of Director for one-year term                    Mgmt          For                            For
       expiring in 2021: Walter A. Dods, Jr.

1C.    Election of Director for one-year term                    Mgmt          For                            For
       expiring in 2021: John W. Eck

1D.    Election of Director for one-year term                    Mgmt          For                            For
       expiring in 2021: Leigh R. Fox

1E.    Election of Director for one-year term                    Mgmt          For                            For
       expiring in 2021: Jakki L. Haussler

1F.    Election of Director for one-year term                    Mgmt          For                            For
       expiring in 2021: Craig F. Maier

1G.    Election of Director for one-year term                    Mgmt          For                            For
       expiring in 2021: Russel P. Mayer

1H.    Election of Director for one-year term                    Mgmt          For                            For
       expiring in 2021: Theodore H. Torbeck

1I.    Election of Director for one-year term                    Mgmt          For                            For
       expiring in 2021: Lynn A. Wentworth

1J.    Election of Director for one-year term                    Mgmt          For                            For
       expiring in 2021: Martin J. Yudkovitz

2.     Approval, by a non-binding advisory vote,                 Mgmt          For                            For
       of our executive officers' compensation.

3.     Ratification of our Audit and Finance                     Mgmt          For                            For
       Committee's appointment of our independent
       registered public accounting firm for 2020.




--------------------------------------------------------------------------------------------------------------------------
 COHERENT, INC.                                                                              Agenda Number:  935354718
--------------------------------------------------------------------------------------------------------------------------
        Security:  192479103
    Meeting Type:  Annual
    Meeting Date:  06-May-2021
          Ticker:  COHR
            ISIN:  US1924791031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Jay T. Flatley                      Mgmt          For                            For

1B.    Election of Director: Pamela Fletcher                     Mgmt          For                            For

1C.    Election of Director: Andreas W. Mattes                   Mgmt          For                            For

1D.    Election of Director: Beverly Kay Matthews                Mgmt          For                            For

1E.    Election of Director: Michael R. McMullen                 Mgmt          For                            For

1F.    Election of Director: Garry W. Rogerson                   Mgmt          For                            For

1G.    Election of Director: Steve Skaggs                        Mgmt          For                            For

1H.    Election of Director: Sandeep Vij                         Mgmt          For                            For

2.     To approve our amended and restated                       Mgmt          For                            For
       Employee Stock Purchase Plan.

3.     To ratify the appointment of Deloitte &                   Mgmt          For                            For
       Touche LLP as our independent registered
       public accounting firm for the fiscal year
       ending October 2, 2021.

4.     To approve, on a non-binding advisory                     Mgmt          For                            For
       basis, our named executive officer
       compensation.




--------------------------------------------------------------------------------------------------------------------------
 COHERENT, INC.                                                                              Agenda Number:  935443008
--------------------------------------------------------------------------------------------------------------------------
        Security:  192479103
    Meeting Type:  Special
    Meeting Date:  24-Jun-2021
          Ticker:  COHR
            ISIN:  US1924791031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Agreement and Plan of Merger,                Mgmt          For                            For
       dated as of March 25, 2021, by and among
       Coherent, Inc., II-VI Incorporated and
       Watson Merger Sub Inc. (the "merger
       agreement").

2.     To approve, on an advisory (non-binding)                  Mgmt          For                            For
       basis, the executive officer compensation
       that will or may be paid to Coherent's
       named executive officers in connection with
       the transactions contemplated by the merger
       agreement.

3.     To adjourn Coherent's special meeting of                  Mgmt          For                            For
       stockholders (the "Special Meeting"), if
       necessary or appropriate, to solicit
       additional proxies if, immediately prior to
       such adjournment, there are not sufficient
       votes to approve the Coherent merger
       proposal or to ensure that any supplement
       or amendment to the accompanying joint
       proxy statement/prospectus is timely
       provided to Coherent stockholders.




--------------------------------------------------------------------------------------------------------------------------
 COLLIER CREEK HOLDINGS, INC.                                                                Agenda Number:  935260543
--------------------------------------------------------------------------------------------------------------------------
        Security:  G22707106
    Meeting Type:  Special
    Meeting Date:  27-Aug-2020
          Ticker:  CCH
            ISIN:  KYG227071068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Domestication Proposal - To consider                  Mgmt          For                            For
       and vote upon a proposal by special
       resolution to change the corporate
       structure and domicile of Collier Creek by
       way of continuation from an exempted
       company incorporated under the laws of the
       Cayman Islands to a corporation
       incorporated under the laws of the State of
       Delaware ("Domestication"). The
       Domestication will be effected
       simultaneously with the Business
       Combination.

2.     The Business Combination Proposal - To                    Mgmt          For                            For
       consider and vote upon a proposal by
       ordinary resolution to approve the Business
       Combination Agreement, dated as of June 5,
       2020 by and among Collier Creek, Utz Brands
       Holdings, LLC, the parent of Utz Quality
       Foods, LLC, and Utz's existing
       equityholders, and the transactions
       contemplated by the Business Combination
       Agreement.

3.     The Equity Incentive Plan Proposal - To                   Mgmt          For                            For
       consider and vote upon the approval by
       ordinary resolution of the Equity Incentive
       Plan. Collier Creek refers to this as the
       "Equity Incentive Plan Proposal." A copy of
       the Equity Incentive Plan is attached to
       the accompanying proxy statement/prospectus
       as Annex D.

4.     Organizational Documents Proposal A - as a                Mgmt          For                            For
       special resolution, to authorize the change
       in the authorized capital stock of Collier
       Creek from (i) 400,000,000 Class A ordinary
       shares, par value $0.0001 per share,
       50,000,000 Class B ordinary shares, par
       value $0.001 per share, and 1,000,000
       preferred shares, par value $0.0001 per
       share, to (ii) 1,000,000,000 shares of
       Class A common stock, par value $0.0001 per
       share, of the Company, 1,000,000 shares of
       Series B-1 non-voting common stock, par
       value $0.0001 per share, of the Company.

5.     Organizational Documents Proposal B - As a                Mgmt          For                            For
       special resolution, to authorize the
       Company to make issuances of any or all
       shares of Preferred Stock in one or more
       classes or series, with such terms and
       conditions as may be expressly determined
       by the Company's board of directors and as
       may be permitted by the DGCL.

6.     Organizational Documents Proposal C - As a                Mgmt          For                            For
       special resolution, to provide that certain
       provisions of the Certificate of
       Incorporation are subject to certain
       provisions of the Investor Rights Agreement
       (as defined in the accompanying proxy
       statement/prospectus)

7.     Organizational Documents Proposal D - As a                Mgmt          For                            For
       special resolution, to authorize the
       removal of the ability of the Company's
       stockholders to take action by written
       consent in lieu of a meeting unless such
       action is recommended or approved by all
       directors then in office.

8.     Organizational Documents Proposal E - As a                Mgmt          For                            For
       special resolution, to authorize the
       classification of the Company's board of
       directors into three classes of directors
       with staggered three-year terms of office
       and make certain related changes.

9.     Organizational Documents Proposal F - As a                Mgmt          For                            For
       special resolution, to authorize the
       adoption of Delaware as the exclusive forum
       for certain stockholder litigation.

10.    Organizational Documents Proposal G - As a                Mgmt          For                            For
       special resolution, to authorize all other
       changes in connection with the replacement
       of Existing Organizational Documents with
       the Certificate of Incorporation and Bylaws
       as part of the Domestication.

11.    The Adjournment Proposal- To consider and                 Mgmt          For                            For
       vote upon a proposal by ordinary resolution
       to approve the adjournment of the
       extraordinary general meeting to a later
       date or dates, if necessary, to permit
       further solicitation and vote of proxies in
       the event that there are insufficient votes
       for the approval of one or more proposals
       at the extraordinary general meeting (this
       proposal is referred to herein as the
       "Adjournment Proposal").




--------------------------------------------------------------------------------------------------------------------------
 CONCHO RESOURCES INC                                                                        Agenda Number:  935317924
--------------------------------------------------------------------------------------------------------------------------
        Security:  20605P101
    Meeting Type:  Special
    Meeting Date:  15-Jan-2021
          Ticker:  CXO
            ISIN:  US20605P1012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Agreement and Plan of Merger,                Mgmt          For                            For
       dated October 18, 2020 (as it may be
       amended from time to time, the "Merger
       Agreement"), by and among Concho Resources
       Inc., ConocoPhillips and Falcon Merger Sub
       Corp.

2.     To approve, by non-binding vote, certain                  Mgmt          For                            For
       compensation that may be paid or become
       payable to Concho Resources Inc.'s named
       executive officers that is based on, or
       otherwise relates to, the merger
       contemplated by the Merger Agreement.




--------------------------------------------------------------------------------------------------------------------------
 CORELOGIC, INC.                                                                             Agenda Number:  935277409
--------------------------------------------------------------------------------------------------------------------------
        Security:  21871D103
    Meeting Type:  Special
    Meeting Date:  17-Nov-2020
          Ticker:  CLGX
            ISIN:  US21871D1037
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    To Remove J. David Chatham as director of                 Mgmt          For                            *
       the Company (For = remove director,
       Abstain/withhold = do not remove director)

1B.    To Remove Douglas C. Curling as director of               Mgmt          For                            *
       the Company (For = remove director,
       Abstain/withhold = do not remove director)

1C.    To Remove John C. Dorman as director of the               Mgmt          For                            *
       Company (For = remove director,
       Abstain/withhold = do not remove director)

1D.    To Remove Paul F. Folino as director of the               Mgmt          For                            *
       Company (For = remove director,
       Abstain/withhold = do not remove director)

1E.    To Remove Thomas C. O'Brien as director of                Mgmt          For                            *
       the Company (For = remove director,
       Abstain/withhold = do not remove director)

1F.    To Remove Pamela H. Patenaude as director                 Mgmt          For                            *
       of the Company (For = remove director,
       Abstain/withhold = do not remove director)

1G.    To Remove Vikrant Raina as director of the                Mgmt          For                            *
       Company (For = remove director,
       Abstain/withhold = do not remove director)

1H.    To Remove J. Michael Shepherd as director                 Mgmt          For                            *
       of the Company (For = remove director,
       Abstain/withhold = do not remove director)

1I.    To Remove David F. Walker as director of                  Mgmt          For                            *
       the Company (For = remove director,
       Abstain/withhold = do not remove director)

2A.    To Nominate W. Steve Albrecht for                         Mgmt          For                            *
       appointment to the Board

2B.    To Nominate Martina Lewis Bradford for                    Mgmt          For                            *
       appointment to the Board

2C.    To Nominate Gail Landis for appointment to                Mgmt          For                            *
       the Board

2D.    To Nominate Wendy Lane for appointment to                 Mgmt          For                            *
       the Board

2E.    To Nominate Ryan McKendrick for appointment               Mgmt          For                            *
       to the Board

2F.    To Nominate Katherine "KT" Rabin for                      Mgmt          For                            *
       appointment to the Board

2G.    To Nominate Sreekanth Ravi for appointment                Mgmt          For                            *
       to the Board

2H.    To Nominate Lisa Wardell for appointment to               Mgmt          For                            *
       the Board

2I.    To Nominate Henry W. "Jay" Winship for                    Mgmt          For                            *
       appointment to the Board

3.     To Repeal Any Bylaw Amendment to the                      Mgmt          For                            *
       Version Filed on July 6, 2020 (other than
       any amendments to the Bylaws set forth in
       these Proposals)

4.     To Amend Article II, Section 2.2 of the                   Mgmt          For                            *
       Bylaws to provide mechanics for calling a
       special meeting if no or less than a
       majority of directors are then in office




--------------------------------------------------------------------------------------------------------------------------
 CORELOGIC, INC.                                                                             Agenda Number:  935382046
--------------------------------------------------------------------------------------------------------------------------
        Security:  21871D103
    Meeting Type:  Special
    Meeting Date:  28-Apr-2021
          Ticker:  CLGX
            ISIN:  US21871D1037
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Proposal to adopt the Agreement and Plan of               Mgmt          For                            For
       Merger, dated as of February 4, 2021 (as it
       may be amended from time to time, the
       "Merger Agreement"), by and among
       Celestial-Saturn Parent Inc.,
       Celestial-Saturn Merger Sub Inc., and
       CoreLogic, Inc.

2.     Non-binding, advisory proposal to approve                 Mgmt          For                            For
       compensation that will or may become
       payable by CoreLogic, Inc. to its named
       executive officers in connection with the
       merger contemplated by the Merger
       Agreement.




--------------------------------------------------------------------------------------------------------------------------
 CROWN HOLDINGS, INC.                                                                        Agenda Number:  935352601
--------------------------------------------------------------------------------------------------------------------------
        Security:  228368106
    Meeting Type:  Annual
    Meeting Date:  22-Apr-2021
          Ticker:  CCK
            ISIN:  US2283681060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       John W. Conway                                            Mgmt          For                            For
       Timothy J. Donahue                                        Mgmt          For                            For
       Richard H. Fearon                                         Mgmt          For                            For
       Andrea J. Funk                                            Mgmt          For                            For
       Stephen J. Hagge                                          Mgmt          For                            For
       Rose Lee                                                  Mgmt          For                            For
       James H. Miller                                           Mgmt          For                            For
       Josef M. Muller                                           Mgmt          For                            For
       B. Craig Owens                                            Mgmt          For                            For
       Caesar F. Sweitzer                                        Mgmt          For                            For
       Jim L. Turner                                             Mgmt          For                            For
       William S. Urkiel                                         Mgmt          For                            For
       Dwayne A. Wilson                                          Mgmt          For                            For

2.     Ratification of the appointment of                        Mgmt          For                            For
       independent auditors for the fiscal year
       ending December 31, 2021.

3.     Approval by advisory vote of the resolution               Mgmt          For                            For
       on executive compensation as described in
       the Proxy Statement.




--------------------------------------------------------------------------------------------------------------------------
 DUPONT DE NEMOURS INC                                                                       Agenda Number:  935348436
--------------------------------------------------------------------------------------------------------------------------
        Security:  26614N102
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2021
          Ticker:  DD
            ISIN:  US26614N1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Amy G. Brady                        Mgmt          For                            For

1B.    Election of Director: Edward D. Breen                     Mgmt          For                            For

1C.    Election of Director: Ruby R. Chandy                      Mgmt          For                            For

1D.    Election of Director: Franklin K. Clyburn,                Mgmt          For                            For
       Jr.

1E.    Election of Director: Terrence R. Curtin                  Mgmt          For                            For

1F.    Election of Director: Alexander M. Cutler                 Mgmt          For                            For

1G.    Election of Director: Eleuthere I. du Pont                Mgmt          For                            For

1H.    Election of Director: Luther C. Kissam                    Mgmt          For                            For

1I.    Election of Director: Frederick M. Lowery                 Mgmt          For                            For

1J.    Election of Director: Raymond J. Milchovich               Mgmt          For                            For

1K.    Election of Director: Deanna M. Mulligan                  Mgmt          For                            For

1L.    Election of Director: Steven M. Sterin                    Mgmt          For                            For

2.     Advisory Resolution to Approve Executive                  Mgmt          For                            For
       Compensation.

3.     Ratification of the appointment of                        Mgmt          For                            For
       PricewaterhouseCoopers LLP as the Company's
       independent registered public accounting
       firm for 2021.

4.     Amendment and Restatement of the Company's                Mgmt          For                            For
       Certificate of Incorporation to Decrease
       the Ownership Threshold for Stockholders to
       Call a Special Meeting.

5.     Right to Act by Written Consent.                          Shr           For                            Against

6.     Annual Disclosure of EEO-1 Data.                          Shr           Abstain                        Against

7.     Annual Report on Plastic Pollution.                       Shr           Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 E*TRADE FINANCIAL CORPORATION                                                               Agenda Number:  935240298
--------------------------------------------------------------------------------------------------------------------------
        Security:  269246401
    Meeting Type:  Special
    Meeting Date:  17-Jul-2020
          Ticker:  ETFC
            ISIN:  US2692464017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Proposal to adopt the Agreement and Plan of               Mgmt          For                            For
       Merger, dated as of February 20, 2020 (as
       it may be amended from time to time, the
       "merger agreement"), by and among Morgan
       Stanley, Moon-Eagle Merger Sub, Inc. and
       E*TRADE Financial Corporation ("E*TRADE").

2.     Proposal to approve, on an advisory                       Mgmt          For                            For
       (non-binding) basis, certain compensation
       that may be paid or become payable to
       E*TRADE's named executive officers in
       connection with the merger.

3.     Proposal to adjourn the E*TRADE special                   Mgmt          For                            For
       meeting, if necessary or appropriate, to
       solicit additional proxies in favor of the
       merger agreement proposal if there are not
       sufficient votes at the time of such
       adjournment to adopt the merger agreement.




--------------------------------------------------------------------------------------------------------------------------
 EATON VANCE FLOATING-RATE INCOME TRUST                                                      Agenda Number:  935311869
--------------------------------------------------------------------------------------------------------------------------
        Security:  278279104
    Meeting Type:  Special
    Meeting Date:  16-Apr-2021
          Ticker:  EFT
            ISIN:  US2782791048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Approval of a new investment advisory                     Mgmt          For                            For
       agreement with Eaton Vance Management to
       continue to serve as the Fund's investment
       adviser.




--------------------------------------------------------------------------------------------------------------------------
 EATON VANCE FLOATING-RATE INCOME TRUST                                                      Agenda Number:  935343549
--------------------------------------------------------------------------------------------------------------------------
        Security:  278279104
    Meeting Type:  Annual
    Meeting Date:  16-Apr-2021
          Ticker:  EFT
            ISIN:  US2782791048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    DIRECTOR
       William H. Park                                           Mgmt          For                            For
       Keith Quinton                                             Mgmt          For                            For
       Susan J. Sutherland                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 EBAY INC.                                                                                   Agenda Number:  935418790
--------------------------------------------------------------------------------------------------------------------------
        Security:  278642103
    Meeting Type:  Annual
    Meeting Date:  15-Jun-2021
          Ticker:  EBAY
            ISIN:  US2786421030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Anthony J. Bates                    Mgmt          For                            For

1B.    Election of Director: Adriane M. Brown                    Mgmt          For                            For

1C.    Election of Director: Diana Farrell                       Mgmt          For                            For

1D.    Election of Director: Logan D. Green                      Mgmt          For                            For

1E.    Election of Director: Bonnie S. Hammer                    Mgmt          For                            For

1F.    Election of Director: E. Carol Hayles                     Mgmt          For                            For

1G.    Election of Director: Jamie Iannone                       Mgmt          For                            For

1H.    Election of Director: Kathleen C. Mitic                   Mgmt          For                            For

1I.    Election of Director: Matthew J. Murphy                   Mgmt          For                            For

1J.    Election of Director: Paul S. Pressler                    Mgmt          For                            For

1K.    Election of Director: Mohak Shroff                        Mgmt          For                            For

1L.    Election of Director: Robert H. Swan                      Mgmt          For                            For

1M.    Election of Director: Perry M. Traquina                   Mgmt          For                            For

2.     Ratification of appointment of independent                Mgmt          For                            For
       auditors.

3.     Advisory vote to approve named executive                  Mgmt          For                            For
       officer compensation.

4.     Executive Compensation, if properly                       Shr           Against                        For
       presented.

5.     Right to Act by Written Consent, if                       Shr           Against                        For
       properly presented.




--------------------------------------------------------------------------------------------------------------------------
 EIDOS THERAPEUTICS INC.                                                                     Agenda Number:  935317936
--------------------------------------------------------------------------------------------------------------------------
        Security:  28249H104
    Meeting Type:  Special
    Meeting Date:  19-Jan-2021
          Ticker:  EIDX
            ISIN:  US28249H1041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     A proposal to adopt the Agreement and Plan                Mgmt          For                            For
       of Merger, dated as of October 5, 2020, by
       and among Eidos Therapeutics,Inc.
       ("Eidos"),BridgeBio Pharma, Inc., Globe
       Merger Sub I,Inc. and Globe Merger Sub
       II,Inc., a copy of which is attached as
       Annex A to the accompanying joint proxy
       statement/prospectus,and approve the
       mergers and other transactions contemplated
       thereby (the "Eidos merger proposal").

2.     A proposal to approve, on a                               Mgmt          For                            For
       non-binding,advisory basis, the
       compensation that may become payable to the
       named executive officers of Eidos in
       connection with the consummation of the
       mergers (the "Eidos advisory compensation
       proposal").

3.     A proposal to approve the adjournment of                  Mgmt          For                            For
       the Eidos special meeting to another date
       and place, if necessary or appropriate, to
       solicit additional votes in favor of the
       Eidos merger proposal (the "Eidos
       adjournment proposal").




--------------------------------------------------------------------------------------------------------------------------
 FALCON CAPITAL ACQUISITION CORP.                                                            Agenda Number:  935456891
--------------------------------------------------------------------------------------------------------------------------
        Security:  30606L108
    Meeting Type:  Special
    Meeting Date:  29-Jun-2021
          Ticker:  FCAC
            ISIN:  US30606L1089
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - to                    Mgmt          For                            For
       consider and vote upon a proposal to
       approve the agreement and plan of merger,
       dated February 12, 2021, by and among FCAC,
       FCAC Merger Sub Inc., a wholly-owned
       subsidiary of FCAC ("Merger Sub"),
       Sharecare, Inc. ("Sharecare") and Colin
       Daniel, solely in his capacity as
       representative of the Sharecare
       stockholders (the "Stockholder
       Representative") (as may be amended and/or
       restated from time to time, the "Merger
       Agreement") and the transactions
       contemplated ...(due to space limits, see
       proxy statement for full proposal).

2.     The Charter Proposal- to consider and vote                Mgmt          For                            For
       upon a proposal to approve, assuming the
       Business Combination Proposal is approved,
       the proposed fourth amended and restated
       certificate of incorporation of FCAC which
       includes a certificate of designations for
       the Series A Preferred Stock ("Series A
       Preferred Stock") (the "Proposed Charter"),
       which will replace FCAC's third amended and
       restated certificate of incorporation,
       dated September 21, 2020 (the "Current
       Charter") and will be in ...(due to space
       limits, see proxy statement for full
       proposal).

3.     The Advisory Charter Proposal - to consider               Mgmt          For                            For
       and vote upon a separate proposal to
       approve, on a non-binding advisory basis,
       the following material difference between
       the Proposed Charter and the Current
       Charter, which is being presented in
       accordance with the requirements of the
       U.S. Securities and Exchange Commission
       ("SEC") as a separate sub-proposal (we
       refer to such proposals as the "Advisory
       Charter Proposal"). Under the Proposed
       Charter, New Sharecare will be authorized
       to issue ...(due to space limits, see proxy
       statement for full proposal).

4.     The Stock Issuance Proposal - to consider                 Mgmt          For                            For
       and vote upon a proposal to approve,
       assuming the Business Combination Proposal
       and the Charter Proposal are approved and
       adopted, for the purposes of complying with
       the applicable listing rules of Nasdaq, the
       issuance of (x) shares of FCAC Class A
       common stock and the New Sharecare Series A
       Preferred Stock pursuant to the terms of
       the Merger Agreement and (y) shares of FCAC
       Class A common stock to certain
       institutional investors (the "PIPE ...(due
       to space limits, see proxy statement for
       full proposal).

5.     The Incentive Plan Proposal - to consider                 Mgmt          For                            For
       and vote upon a proposal to approve,
       assuming the Business Combination Proposal,
       the Charter Proposal and the Stock Issuance
       Proposal are approved and adopted, the
       Sharecare, Inc. 2021 Omnibus Incentive Plan
       (the "Incentive Plan"), a copy of which is
       attached to the accompanying proxy
       statement/prospectus as Annex E, including
       the authorization of the initial share
       reserve under the Incentive Plan (the
       "Incentive Plan Proposal").

6.     The Adjournment Proposal - to consider and                Mgmt          For                            For
       vote upon a proposal to approve the
       adjournment of the Special Meeting to a
       later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies if, based upon the tabulated vote
       at the time of the Special Meeting, any of
       the Business Combination Proposal, the
       Charter Proposal, the Stock Issuance
       Proposal, and the Incentive Plan Proposal
       (together the "condition precedent
       proposals") would not be duly approved and
       adopted by our ...(due to space limits, see
       proxy statement for full proposal).




--------------------------------------------------------------------------------------------------------------------------
 FINTECH ACQUISITION CORP. III                                                               Agenda Number:  935278247
--------------------------------------------------------------------------------------------------------------------------
        Security:  31811A101
    Meeting Type:  Special
    Meeting Date:  15-Oct-2020
          Ticker:  FTAC
            ISIN:  US31811A1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal -To                     Mgmt          For                            For
       consider and vote upon a proposal to
       approve the business combination and adopt
       the Agreement and Plan of Merger, dated as
       of August 3, 2020, as it may be amended
       (the "Merger Agreement"), by and among the
       Company, GTCR-Ultra Holdings, LLC,
       GTCR-Ultra Holdings II, LLC, FinTech III
       Merger Sub Corp., FinTech Acquisition Corp.
       III Parent Corp., GTCR/Ulra Blocker, Inc.
       and GTCR Fund XI/C LP.

2A     To change the Company's name to Paya                      Mgmt          For                            For
       Holdings Inc. and remove certain provisions
       related to its status as a special purpose
       acquisition company.

2B     To increase the amount of authorized shares               Mgmt          For                            For
       and provide for only one class of common
       stock.

2C     To prohibit stockholder action by written                 Mgmt          For                            For
       consent, subject to GTCR's ownership
       percentage conditions at the time.

2D     To create three classes of directors and to               Mgmt          For                            For
       extend each director term to three years.

2E     To require the vote of at least two-thirds                Mgmt          For                            For
       of the voting power of the outstanding
       shares of capital stock, rather than a
       simple majority, subject to GTCR's
       ownership percentage at the time, to remove
       a director from office.

2F     To require the vote of at least two-thirds                Mgmt          For                            For
       of the voting power of the outstanding
       shares of capital stock, rather than a
       simple majority, subject to GTCR's
       ownership percentage at that time, to amend
       or repeal certain provisions of the
       certificate of incorporation.

2G     To require the vote of at least two-thirds                Mgmt          For                            For
       of the voting power of the outstanding
       shares of capital stock, rather than a
       simple majority, subject to GTCR's
       ownership percentage at that time, to
       adopt, amend or repeal the Company's
       bylaws.

3      The Incentive Plan Proposal - To consider                 Mgmt          For                            For
       and vote upon a proposal to adopt the
       Parent Omnibus Equity Compensation Plan.

4A     Election of Director: Mei-Mei Tuan                        Mgmt          For                            For

4B     Election of Director: Pawneet Abramowski                  Mgmt          For                            For

4C     Election of Director: Jan Hopkins Trachtman               Mgmt          For                            For

5A     To consider and vote upon a proposal to                   Mgmt          For                            For
       elect director, effective as of and
       contingent upon the consummation of the
       Business Combination, to serve on Parent's
       board of directors in the event that Parent
       is a controlled company upon the
       consummation of the Business Combination:
       Anna May Trala

5B     To consider and vote upon a proposal to                   Mgmt          For                            For
       elect director, effective as of and
       contingent upon the consummation of the
       Business Combination, to serve on Parent's
       board of directors in the event that Parent
       is a controlled company upon the
       consummation of the Business Combination:
       Jim Bonetti

5C     To consider and vote upon a proposal to                   Mgmt          For                            For
       elect director, effective as of and
       contingent upon the consummation of the
       Business Combination, to serve on Parent's
       board of directors in the event that Parent
       is a controlled company upon the
       consummation of the Business Combination:
       Stuart Yarbrough

5D     To consider and vote upon a proposal to                   Mgmt          For                            For
       elect director, effective as of and
       contingent upon the consummation of the
       Business Combination, to serve on Parent's
       board of directors in the event that Parent
       is a controlled company upon the
       consummation of the Business Combination:
       KJ McConnell

5E     To consider and vote upon a proposal to                   Mgmt          For                            For
       elect director, effective as of and
       contingent upon the consummation of the
       Business Combination, to serve on Parent's
       board of directors in the event that Parent
       is a controlled company upon the
       consummation of the Business Combination:
       Jeff Hack

5F     To consider and vote upon a proposal to                   Mgmt          For                            For
       elect director, effective as of and
       contingent upon the consummation of the
       Business Combination, to serve on Parent's
       board of directors in the event that Parent
       is a controlled company upon the
       consummation of the Business Combination:
       Christine Larsen

5G     To consider and vote upon a proposal to                   Mgmt          For                            For
       elect director, effective as of and
       contingent upon the consummation of the
       Business Combination, to serve on Parent's
       board of directors in the event that Parent
       is a controlled company upon the
       consummation of the Business Combination:
       Aaron Cohen

5H     To consider and vote upon a proposal to                   Mgmt          For                            For
       elect director, effective as of and
       contingent upon the consummation of the
       Business Combination, to serve on Parent's
       board of directors in the event that Parent
       is a controlled company upon the
       consummation of the Business Combination:
       Collin Roche

5I     To consider and vote upon a proposal to                   Mgmt          For                            For
       elect director, effective as of and
       contingent upon the consummation of the
       Business Combination, to serve on Parent's
       board of directors in the event that Parent
       is a controlled company upon the
       consummation of the Business Combination:
       Mike Gordon

6A     To consider and vote upon a proposal to                   Mgmt          For                            For
       elect director, effective as of and
       contingent upon the consummation of the
       Business Combination, to serve on Parent's
       board of directors in the event that Parent
       is not a controlled company upon the
       consummation of the Business Combination:
       Anna May Trala

6B     To consider and vote upon a proposal to                   Mgmt          For                            For
       elect director, effective as of and
       contingent upon the consummation of the
       Business Combination, to serve on Parent's
       board of directors in the event that Parent
       is not a controlled company upon the
       consummation of the Business Combination:
       Stuart Yarbrough

6C     To consider and vote upon a proposal to                   Mgmt          For                            For
       elect director, effective as of and
       contingent upon the consummation of the
       Business Combination, to serve on Parent's
       board of directors in the event that Parent
       is not a controlled company upon the
       consummation of the Business Combination:
       KJ McConnell

6D     To consider and vote upon a proposal to                   Mgmt          For                            For
       elect director, effective as of and
       contingent upon the consummation of the
       Business Combination, to serve on Parent's
       board of directors in the event that Parent
       is not a controlled company upon the
       consummation of the Business Combination:
       Jeff Hack

6E     To consider and vote upon a proposal to                   Mgmt          For                            For
       elect director, effective as of and
       contingent upon the consummation of the
       Business Combination, to serve on Parent's
       board of directors in the event that Parent
       is not a controlled company upon the
       consummation of the Business Combination:
       Christine Larsen

6F     To consider and vote upon a proposal to                   Mgmt          For                            For
       elect director, effective as of and
       contingent upon the consummation of the
       Business Combination, to serve on Parent's
       board of directors in the event that Parent
       is not a controlled company upon the
       consummation of the Business Combination:
       Aaron Cohen

6G     To consider and vote upon a proposal to                   Mgmt          For                            For
       elect director, effective as of and
       contingent upon the consummation of the
       Business Combination, to serve on Parent's
       board of directors in the event that Parent
       is not a controlled company upon the
       consummation of the Business Combination:
       Collin Roche

6H     To consider and vote upon a proposal to                   Mgmt          For                            For
       elect director, effective as of and
       contingent upon the consummation of the
       Business Combination, to serve on Parent's
       board of directors in the event that Parent
       is not a controlled company upon the
       consummation of the Business Combination:
       Mike Gordon

7      The Adjournment Proposal - To consider and                Mgmt          For                            For
       vote upon a proposal to approve the
       adjournment of the special meeting to a
       later date, if necessary, to permit further
       solicitation and vote of proxies if, based
       upon the tabulated vote at the time of the
       special meeting, there are not sufficient
       votes to approve one or more of the other
       proposals submitted for stockholder
       approval at the special meeting.




--------------------------------------------------------------------------------------------------------------------------
 FIRST TRUST/FOUR CORNERS SR FLOATING                                                        Agenda Number:  935259817
--------------------------------------------------------------------------------------------------------------------------
        Security:  33733U108
    Meeting Type:  Annual
    Meeting Date:  14-Sep-2020
          Ticker:  FCT
            ISIN:  US33733U1088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Richard E. Erickson                                       Mgmt          For                            For
       Thomas R. Kadlec                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FLYING EAGLE ACQUISITION CORP                                                               Agenda Number:  935313522
--------------------------------------------------------------------------------------------------------------------------
        Security:  34407Y103
    Meeting Type:  Special
    Meeting Date:  16-Dec-2020
          Ticker:  FEAC
            ISIN:  US34407Y1038
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal:  To                    Mgmt          For                            For
       consider and vote upon a proposal to
       approve the agreement and plan of merger,
       dated as of September 1, 2020 (as may be
       amended and/or restated from time to time,
       the "Merger Agreement"), by and among
       Flying Eagle Acquisition Corp. ("FEAC");
       FEAC Merger Sub Inc., a Delaware
       corporation and a wholly-owned subsidiary
       of FEAC ("Merger Sub"); "Skillz, Inc.", a
       Delaware corporation ("Skillz").

2.     The Charter Proposal: To consider and vote                Mgmt          For                            For
       upon a proposal to approve, assuming the
       Business Combination Proposal is approved
       and adopted, the proposed third amended and
       restated certificate of incorporation of
       FEAC (the "Proposed Charter") a copy of
       which is attached to this proxy
       statement/prospectus as Annex B, which will
       replace FEAC's second amended and restated
       certificate of incorporation, dated March
       5, 2020 (the "Current Charter") and will be
       in effect upon the Closing of the Business
       Combination.

3a.    Advisory Charter Proposal A: Under the                    Mgmt          For                            For
       Proposed Charter, New Skillz will be
       authorized to issue 635,000,000 shares of
       capital stock, consisting of (i)
       500,000,000 shares of New Skillz Class A
       common stock, par value $0.0001 per share,
       (ii) 125,000,000 shares of New Skillz Class
       B common stock, par value $0.0001 per
       share, and (iii) 10,000,000 shares of
       preferred stock, par value $0.0001 per
       share, as opposed to the Current Charter
       authorizing FEAC to issue 401,000,000
       shares of capital stock,.

3b.    Advisory Charter Proposal B: Holders of                   Mgmt          For                            For
       shares of New Skillz Class A common stock
       will be entitled to cast one vote per share
       of New Skillz Class A common stock and
       holders of shares of New Skillz Class B
       common stock will be entitled to cast 20
       votes per share of New Skillz Class B
       common stock on each matter properly
       submitted to New Skillz's stockholders
       entitled to vote, as opposed to each share
       of FEAC Class A common stock and FEAC Class
       B common stock being entitled to one vote
       per share on each matter properly submitted
       to FEAC's shareholders.

3c.    Advisory Charter Proposal C: Each member of               Mgmt          For                            For
       the board of directors of New Skillz will
       be elected at each annual meeting of
       stockholders (or special meeting in lieu
       thereof), as opposed to the board of
       directors of FEAC having three classes of
       directors, with only one class of directors
       being elected in each year and each class
       serving a three-year term.

3d.    Advisory Charter Proposal D: Any action                   Mgmt          For                            For
       required or permitted to be taken by the
       stockholders of New Skillz may be taken by
       written consent until the time the issued
       and outstanding shares of Class B common
       stock represent less than 50% of the voting
       power of the then outstanding shares of
       capital stock of New Skillz, as opposed to
       only holders of shares of FEAC Class B
       common stock having the ability to take
       stockholder action by written consent.

3e.    Advisory Charter Proposal E: Amendments to                Mgmt          For                            For
       certain provisions of Proposed Charter
       relating to rights of Class A and Class B
       common stock will require (i) so long as
       any shares of Class B common stock remain
       outstanding, affirmative vote of holders of
       at least two-thirds of outstanding shares
       of Class B common stock of New Skillz,
       voting as a separate class, (ii) so long as
       any shares of Class A common stock remain
       outstanding ...(due to space limits, see
       proxy material for full proposal).

3f.    Advisory Charter Proposal F: The bylaws of                Mgmt          For                            For
       New Skillz may be amended, altered or
       repealed or adopted either (x) by the
       affirmative vote of a majority of the New
       Skillz board of directors present at any
       regular or special meeting of the Board at
       which a quorum is present or (y).

3g.    Advisory Charter Proposal G: The number of                Mgmt          For                            For
       directors will be fixed and may be modified
       by the New Skillz board of directors,
       provided that the number of directors
       cannot exceed a certain threshold without
       the affirmative vote of the holders of (x)
       at least two-thirds of the voting power of
       the outstanding capital stock of New Skillz
       when outstanding Class B common stock
       represents less than 50% of the total
       voting power, or, prior to such time, (y) a
       majority of the voting power of the
       outstanding capital stock of New Skillz,.

4.     The Stock Issuance Proposal: To consider                  Mgmt          For                            For
       and vote upon a proposal to approve,
       assuming the Business Combination Proposal
       and the Charter Proposal are approved and
       adopted, for the purposes of complying with
       the applicable listing rules of the NYSE,
       the issuance of (x) shares of FEAC Class A
       common stock pursuant to the terms of the
       Merger Agreement and (y) shares of FEAC
       Class A common stock to certain
       institutional investors in connection with
       the Private Placement, plus any additional
       shares pursuant to subscription agreements.

5.     The Incentive Plan Proposal: To consider                  Mgmt          For                            For
       and vote upon a proposal to approve,
       assuming the Business Combination Proposal,
       the Charter Proposal and the Stock Issuance
       Proposal are approved and adopted, the
       Skillz 2020 Omnibus Incentive Plan (the
       "Incentive Plan"), a copy of which is
       attached to this proxy statement/prospectus
       as Annex F, including the authorization of
       the initial share reserve under the
       Incentive Plan.

6.     The ESPP Proposal: To consider and vote                   Mgmt          For                            For
       upon a proposal to approve, assuming the
       Business Combination Proposal, the Charter
       Proposal, the Stock Issuance Proposal and
       the Incentive Plan Proposal are approved
       and adopted, the "Skillz, Inc." 2020
       Employee Stock Purchase Plan (the "ESPP"),
       a copy of which is attached to this proxy
       statement/prospectus as Annex G, including
       the authorization of the initial share
       reserve under the ESPP.

7.     The Adjournment Proposal: To consider and                 Mgmt          For                            For
       vote upon a proposal to approve the
       adjournment of the Special Meeting to a
       later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies if, based upon the tabulated vote
       at the time of the Special Meeting, any of
       the Business Combination Proposal, the
       Charter Proposal, the Stock Issuance
       Proposal, the Incentive Plan Proposal and
       the ESPP Proposal would not be duly
       approved and adopted by our stockholders or
       we determine that one or more of the
       Closing conditions under Merger.




--------------------------------------------------------------------------------------------------------------------------
 FOLEY TRASIMENE ACQUISITION CORP.                                                           Agenda Number:  935458340
--------------------------------------------------------------------------------------------------------------------------
        Security:  34431F104
    Meeting Type:  Special
    Meeting Date:  30-Jun-2021
          Ticker:  WPF
            ISIN:  US34431F1049
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - To                    Mgmt          For                            For
       adopt the Amended and Restated Business
       Combination Agreement, dated as of April
       29, 2021 (as it may be amended, restated,
       supplemented or otherwise modified from
       time to time, the "Business Combination
       Agreement"), by and among FTAC, Tempo
       Holding Company, LLC ("Tempo Holdings"),
       Alight, Inc. (f/k/a Acrobat Holdings, Inc.)
       (the "Company"), Acrobat SPAC Merger Sub,
       Inc. ("FTAC Merger Sub"), Acrobat Merger
       Sub, LLC ("Tempo Merger Sub"), Acrobat ...
       (due to space limits, see proxy statement
       for full proposal).

2A.    FTAC Charter Amendment Proposal No. 2A                    Mgmt          For                            For
       (Adoption of Amended and Restated FTAC
       Charter): To approve and adopt the third
       amended and restated certificate of
       incorporation of FTAC (the "Amended FTAC
       Charter").

2B.    FTAC Charter Amendment Proposal No. 2B                    Mgmt          For                            For
       (Creation of Class C Common Stock): To
       approve the amendment and restatement of
       the FTAC Charter to create a new class of
       Class C common stock of FTAC.

2C.    FTAC Charter Amendment Proposal No. 2C                    Mgmt          For                            For
       (Increase in Authorized Shares): To approve
       the amendment and restatement of the FTAC
       Charter to increase the number of
       authorized shares of FTAC from 441,000,000
       to 471,000,000 in order to authorize
       30,000,000 shares of new FTAC Class C
       common stock.

3.     NYSE Proposal - To approve (a) all                        Mgmt          For                            For
       issuances of shares of common stock of the
       Company (including any securities
       convertible into or exercisable for common
       stock of the Company) pursuant to or
       contemplated by the Business Combination
       Agreement, (b) the issuance of shares of
       common stock of FTAC (including any
       securities convertible into or exercisable
       for common stock of FTAC) pursuant to
       certain forward purchase agreements entered
       into by FTAC, (c) the issuance of shares of
       Class C common stock ...(due to space
       limits, see proxy statement for full
       proposal).

4A.    Governance Proposal No. 4A (Board                         Mgmt          For                            For
       Classification): To authorize the
       classification of the board of directors of
       the Company (the "Company Board") into
       three classes of directors, with staggered
       three-year terms of office.

4B.    Governance Proposal No. 4B (Removal of                    Mgmt          For                            For
       Directors): To approve changes to the
       ability of stockholders to remove directors
       from the Company Board.

4C.    Governance Proposal No. 4C (Supermajority                 Mgmt          For                            For
       Voting Requirements): To approve the
       adoption of certain supermajority voting
       requirements in connection with the
       amendment of certain provisions of the
       Company Charter and bylaws of the Company.

5.     The Omnibus Incentive Plan Proposal - To                  Mgmt          For                            For
       approve and adopt the Alight, Inc. 2021
       Omnibus Incentive Plan (the "Omnibus
       Incentive Plan"), which, among other
       things, provides for the reservation of a
       number of shares of Company common stock
       for issuance under the Omnibus Incentive
       Plan, subject to annual increases in such
       reserves as provided in the plan.

6.     The Employee Stock Purchase Plan Proposal -               Mgmt          For                            For
       To approve and adopt the Alight, Inc. 2021
       Employee Stock Purchase Plan (the "Employee
       Stock Purchase Plan"), which, among other
       things, assists eligible employees in
       acquiring a stock ownership interest in the
       Company.

7.     The Adjournment Proposal - To adjourn the                 Mgmt          For                            For
       FTAC special meeting to a later date or
       dates, if necessary or appropriate, (a) to
       permit further solicitation and vote of
       proxies in the event that there are
       insufficient votes for purposes of
       obtaining the approval of the Business
       Combination Proposal, the FTAC Charter
       Amendment Proposals, the NYSE Proposal, the
       Governance Proposals, the Omnibus Incentive
       Plan Proposal or the Employee Stock
       Purchase Plan Proposal or if otherwise
       necessary or ... (due to space limits, see
       proxy statement for full proposal).




--------------------------------------------------------------------------------------------------------------------------
 FORTRESS VALUE ACQUISITION CORP.                                                            Agenda Number:  935291839
--------------------------------------------------------------------------------------------------------------------------
        Security:  34962V106
    Meeting Type:  Special
    Meeting Date:  13-Nov-2020
          Ticker:  FVAC
            ISIN:  US34962V1061
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal-To                      Mgmt          For                            For
       consider and vote upon a proposal to
       approve the Agreement and Plan of Merger,
       dated as of July 15, 2020 (as amended on
       August 26, 2020 and as it may be amended
       and/or restated from time to time, the
       "Merger Agreement").

2a.    To consider and vote upon an amendment to                 Mgmt          For                            For
       FVAC's current charter to approve the
       increase of the total number of authorized
       shares of all classes of capital stock from
       221,000,000 shares to 500,000,000,
       consisting of (a) 450,000,000 shares of
       Class A common stock and (b) 50,000,000
       shares of preferred stock (Proposal No. 2).

2b.    To consider and vote upon an amendment to                 Mgmt          For                            For
       FVAC's current charter that the MPMC board
       of directors be divided into three classes,
       with only one class of directors being
       elected each year and members of each class
       (except for those directors appointed in
       connection with the Business Combination)
       serving a three-year term, and to make
       certain related changes (Proposal No. 3)

2c.    To consider and vote upon an amendment to                 Mgmt          For                            For
       FVAC's current charter that MPMC will not
       be governed by Section 203 of the DGCL and,
       instead, will be governed under a provision
       that is substantially similar to Section
       203 of the DGCL, but excludes the Sponsor,
       JHL Capital Group LLC and any Exempt
       Transferee and their respective affiliates
       or successors or any "group", or any member
       of any such group, to which such persons
       are a party from the definition of
       "interested stockholder," and to make
       certain related changes (Proposal No. 4)

2d.    To consider and vote upon an amendment to                 Mgmt          For                            For
       FVAC's current charter to include the
       exclusive forum provision adopting the
       Court of Chancery of the State of Delaware
       as the exclusive forum for certain
       stockholder litigation other than with
       respect to any complaint asserting a cause
       of action arising under the United States
       federal securities laws, including the
       Securities Act of 1933, as amended (the
       "Securities Act") and the Securities
       Exchange Act of 1934, as amended (the
       "Exchange Act") (Proposal No. 5)

2e.    To consider and vote upon an amendment to                 Mgmt          For                            For
       FVAC's current charter to require that any
       amendments relating to Article V (Board of
       Directors) may only be amended, in addition
       to any vote required by applicable law, by
       the affirmative vote of the holders of at
       least 66.7% of the voting power of all the
       then-outstanding shares of stock of FVAC
       entitled to vote in the election of
       directors, voting together as a single
       class (Proposal No. 6).

2f.    A proposal to approve the proposed charter,               Mgmt          For                            For
       which includes the approval of all other
       changes in the proposed charter in
       connection with replacing the current
       charter with the proposed charter as of the
       closing of the Business Combination
       (Proposal No. 7).

3.     The NYSE Issuance Proposal-To consider and                Mgmt          For                            For
       vote upon a proposal to approve, for
       purposes of complying with applicable
       listing rules of the NYSE, the issuance of
       shares of common stock pursuant to the
       Merger Agreement, the Subscription
       Agreements and the Parent Sponsor Warrant
       Exchange Agreement (Proposal No. 8).

4a.    Election of Director: James H. Litinsky                   Mgmt          For                            For

4b.    Election of Director: Randall Weisenburger                Mgmt          For                            For

4c.    Election of Director: Daniel Gold                         Mgmt          For                            For

4d.    Election of Director: Andrew A. McKnight                  Mgmt          For                            For

4e.    Election of Director: General (Retired)                   Mgmt          For                            For
       Richard B. Myers

4f.    Election of Director: Maryanne R. Lavan                   Mgmt          For                            For

4g.    Election of Director: Connie K. Duckworth                 Mgmt          For                            For

5.     The Incentive Plan Proposal-To consider and               Mgmt          For                            For
       vote upon a proposal to approve and adopt
       the Incentive Plan (Proposal No. 10).




--------------------------------------------------------------------------------------------------------------------------
 FOX CORPORATION                                                                             Agenda Number:  935278843
--------------------------------------------------------------------------------------------------------------------------
        Security:  35137L105
    Meeting Type:  Annual
    Meeting Date:  12-Nov-2020
          Ticker:  FOXA
            ISIN:  US35137L1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     THE ENCLOSED MATERIALS HAVE BEEN SENT TO                  Mgmt          No vote
       YOU FOR INFORMATIONAL PURPOSES ONLY.




--------------------------------------------------------------------------------------------------------------------------
 GENWORTH FINANCIAL, INC.                                                                    Agenda Number:  935288426
--------------------------------------------------------------------------------------------------------------------------
        Security:  37247D106
    Meeting Type:  Annual
    Meeting Date:  10-Dec-2020
          Ticker:  GNW
            ISIN:  US37247D1063
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: G. Kent Conrad                      Mgmt          For                            For

1b.    Election of Director: Karen E. Dyson                      Mgmt          For                            For

1c.    Election of Director: Melina E. Higgins                   Mgmt          For                            For

1d.    Election of Director: Thomas J. McInerney                 Mgmt          For                            For

1e.    Election of Director: David M. Moffett                    Mgmt          For                            For

1f.    Election of Director: Thomas E. Moloney                   Mgmt          For                            For

1g.    Election of Director: Debra J. Perry                      Mgmt          For                            For

1h.    Election of Director: Robert P. Restrepo                  Mgmt          For                            For
       Jr.

1i.    Election of Director: James S. Riepe                      Mgmt          For                            For

2.     Advisory vote to approve named executive                  Mgmt          For                            For
       officer compensation.

3.     Ratification of the selection of KPMG LLP                 Mgmt          For                            For
       as the independent registered public
       accounting firm for 2020.




--------------------------------------------------------------------------------------------------------------------------
 GENWORTH FINANCIAL, INC.                                                                    Agenda Number:  935373314
--------------------------------------------------------------------------------------------------------------------------
        Security:  37247D106
    Meeting Type:  Annual
    Meeting Date:  20-May-2021
          Ticker:  GNW
            ISIN:  US37247D1063
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: G. Kent Conrad                      Mgmt          For                            For

1B.    Election of Director: Karen E. Dyson                      Mgmt          For                            For

1C.    Election of Director: Jill R. Goodman                     Mgmt          For                            For

1D.    Election of Director: Melina E. Higgins                   Mgmt          For                            For

1E.    Election of Director: Thomas J. McInerney                 Mgmt          For                            For

1F.    Election of Director: Howard D. Mills, III                Mgmt          For                            For

1G.    Election of Director: Debra J. Perry                      Mgmt          For                            For

1H.    Election of Director: Robert P. Restrepo                  Mgmt          For                            For
       Jr.

1I.    Election of Director: Ramsey D. Smith                     Mgmt          For                            For

2.     Advisory vote to approve named executive                  Mgmt          For                            For
       officer compensation.

3.     Approve the 2021 Genworth Financial, Inc.                 Mgmt          For                            For
       Omnibus Incentive Plan.

4.     Ratification of the selection of KPMG LLP                 Mgmt          For                            For
       as the independent registered public
       accounting firm for 2021.




--------------------------------------------------------------------------------------------------------------------------
 GLU MOBILE INC.                                                                             Agenda Number:  935371853
--------------------------------------------------------------------------------------------------------------------------
        Security:  379890106
    Meeting Type:  Special
    Meeting Date:  26-Apr-2021
          Ticker:  GLUU
            ISIN:  US3798901068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Agreement and Plan of Merger                 Mgmt          For                            For
       (as it may be amended from time to time,
       the "Merger Agreement"), dated as of
       February 8, 2021, by and among Electronic
       Arts Inc. ("Electronic Arts"), a Delaware
       corporation, Giants Acquisition Sub, Inc.,
       a Delaware corporation and wholly owned
       subsidiary of Electronic Arts, and Glu
       Mobile Inc., a Delaware corporation.

2.     To approve, on a non-binding advisory                     Mgmt          For                            For
       basis, the compensation that may be paid or
       become payable to our named executive
       officers that is based on or otherwise
       relates to the Merger.

3.     To approve the adjournment of the virtual                 Mgmt          For                            For
       special meeting to a later date or dates,
       if our board of directors determines that
       it is necessary or appropriate, and is
       permitted by the Merger Agreement, to (i)
       solicit additional proxies if (a) there is
       not a quorum present or represented by
       proxy or (b) there are insufficient votes
       to adopt the Merger Agreement, (ii) give
       holders of our common stock, par value
       $0.0001 per share, additional time to
       evaluate any supplemental or amended
       disclosure or (iii) otherwise comply with
       applicable law.




--------------------------------------------------------------------------------------------------------------------------
 GORES HOLDINGS IV, INC.                                                                     Agenda Number:  935319815
--------------------------------------------------------------------------------------------------------------------------
        Security:  382865103
    Meeting Type:  Special
    Meeting Date:  20-Jan-2021
          Ticker:  GHIV
            ISIN:  US3828651030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Business Combination Proposal: To consider                Mgmt          For                            For
       and vote upon a proposal to approve the
       Business Combination Agreement, dated as of
       September 22, 2020 (as it may be amended
       from time to time, the "Business
       Combination Agreement"), by and among the
       Company, SFS Holding Corp., a Michigan
       corporation ("SFS Corp."), United Wholesale
       Mortgage, LLC (f/k/a United Shore Financial
       Services, LLC), a Michigan limited
       liability company ("UWM"), and UWM
       Holdings, LLC, a Delaware limited liability
       company.

2.     Nasdaq Proposal: To consider and vote upon                Mgmt          For                            For
       a proposal to approve, for purposes of
       complying with applicable Nasdaq listing
       rules, the issuance of more than 20% of the
       issued and outstanding common stock, par
       value $0.0001 per share, of the Company
       (the "Class A Stock") and Class F common
       stock, par value $0.0001 per share, of the
       Company (the "Class F Stock" and, prior to
       the effectiveness of the Proposed Charter,
       the Class A Stock together with the Class F
       Stock, and, upon the effectiveness of the
       Proposed Charter, Class A, B, C, D.

3.     Charter Approval Proposal - To consider and               Mgmt          For                            For
       act upon a proposal to adopt the proposed
       Second Amended and Restated Certificate of
       Incorporation of the Company (the "Proposed
       Charter").

4A.    Change in Authorized Shares: To amend the                 Mgmt          For                            For
       Proposed Charter to (i) increase the
       Post-Combination Company's total number of
       authorized shares of capital stock from
       221,000,000 shares to 9,200,000,000 shares
       of capital stock, (ii) increase the
       Post-Combination Company's authorized Class
       A Stock from 200,000,000 shares to
       4,000,000,000 shares of Class A Stock,
       (iii) create the Post-Combination Company's
       Class B Stock, consisting of 1,700,000,000
       authorized shares of Class B Stock,.

4B.    Dual-Class Stock: To amend the Proposed                   Mgmt          For                            For
       Charter to provide for a capital structure
       pursuant to which, subject to applicable
       law and the rights, if any, of the holders
       of any outstanding series of Preferred
       Stock, the holders of outstanding shares of
       Common Stock of the Post-Combination
       Company will vote together as a single
       class on all matters with respect to which
       stockholders of the Post-Combination
       Company are entitled to vote under
       applicable law, the Proposed Charter or the
       proposed Amended and Restated Bylaws of the
       Post-Combination Company.

4C.    Removal of Directors - To amend the                       Mgmt          For                            For
       Proposed Charter to provide that until any
       time prior to the Voting Rights Threshold
       Date, any director of the Post-Combination
       Company's Board elected by the stockholders
       generally entitled to vote may be removed
       with or without cause, and, any time from
       and after the Voting Rights Threshold Date,
       any such director may be removed only for
       cause.

4D.    Selection of the Sixth Judicial Court,                    Mgmt          For                            For
       Oakland County, Michigan or the Court of
       Chancery of the State of Delaware as
       Exclusive Forum: To amend the Proposed
       Charter to provide that, unless the
       Post-Combination Company consents in
       writing to the selection of an alternative
       forum,.

4E.    Required Stockholder Vote to Amend Certain                Mgmt          For                            For
       Sections of the Proposed Charter: To amend
       the Proposed Charter to require that, from
       and after the Voting Rights Threshold Date,
       in addition to any affirmative vote
       required by applicable law, the approval by
       affirmative vote of the holders of at least
       75% in voting power of the then outstanding
       shares of the Post-Combination Company
       generally entitled to vote is required to
       make any amendment to Article VII (Board of
       Directors) or or Article VIII.

4F.    Required Stockholder Vote to Amend the                    Mgmt          For                            For
       Bylaws of the Company - To amend the
       Proposed Charter to provide that, from and
       after the Voting Rights Threshold Date, the
       affirmative vote of the holders of at least
       75% in voting power of the then outstanding
       shares of the Post - Combination Company
       generally entitled to vote, is required to
       alter, amend, make or repeal any provision
       of the Amended and Restated Bylaws.

5.     DIRECTOR
       Mr. Mat Ishbia                                            Mgmt          For                            For
       Mr. Alex Elezaj                                           Mgmt          For                            For
       Ms. Laura Lawson                                          Mgmt          For                            For
       Ms. Melinda Wilner                                        Mgmt          For                            For
       Mr. Jeff Ishbia                                           Mgmt          For                            For
       Mr. Justin Ishbia                                         Mgmt          For                            For
       Ms. Kelly Czubak                                          Mgmt          For                            For
       Mr. Isiah Thomas                                          Mgmt          For                            For
       Mr. Robert Verdun                                         Mgmt          For                            For

6.     Incentive Plan Proposal - To consider and                 Mgmt          For                            For
       vote upon a proposal to approve the UWM
       Corporation 2020 Omnibus Incentive Plan
       (the "Incentive Plan"), including the
       authorization of the initial share reserve
       under the Incentive Plan, a copy of which
       is attached to the Proxy Statement as Annex
       G.

7.     Adjournment Proposal: To consider and vote                Mgmt          For                            For
       upon a proposal to allow the chairman of
       the Special Meeting to adjourn the Special
       Meeting to a later date or dates, (i) to
       ensure that any supplement or amendment to
       the Proxy Statement that the Board has
       determined in good faith is required by
       applicable law to be disclosed to the
       Company stockholders and for such
       supplement or amendment to be promptly
       disseminated to Company stockholders prior
       to the Special Meeting,.




--------------------------------------------------------------------------------------------------------------------------
 GRID DYNAMICS HOLDINGS, INC.                                                                Agenda Number:  935292742
--------------------------------------------------------------------------------------------------------------------------
        Security:  39813G109
    Meeting Type:  Annual
    Meeting Date:  15-Dec-2020
          Ticker:  GDYN
            ISIN:  US39813G1094
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Leonard Livschitz                                         Mgmt          For                            For
       Shuo Zhang                                                Mgmt          For                            For
       Marina Levinson                                           Mgmt          For                            For

2.     The ratification of the appointment of                    Mgmt          For                            For
       Grant Thornton LLP as our independent
       registered public accounting firm for our
       fiscal year ending December 31, 2020.




--------------------------------------------------------------------------------------------------------------------------
 GRUBHUB INC.                                                                                Agenda Number:  935439580
--------------------------------------------------------------------------------------------------------------------------
        Security:  400110102
    Meeting Type:  Special
    Meeting Date:  10-Jun-2021
          Ticker:  GRUB
            ISIN:  US4001101025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Agreement and Plan of Merger,                Mgmt          For                            For
       dated as of 10 June 2020, as amended by the
       First Amendment to the Agreement and Plan
       of Merger, dated as of 4 September 2020, as
       further amended by the Second Amendment to
       the Agreement and Plan of Merger, dated as
       of 12 March 2021, and as it may be further
       amended from time to time (the "Merger
       Agreement"), by and among Grubhub Inc.
       ("Grubhub"), Just Eat Takeaway.com N.V.,
       Checkers Merger Sub I, Inc. and Checkers
       Merger Sub II, Inc. (such proposal, the
       "Merger Agreement Proposal").

2.     To approve, by a non-binding, advisory                    Mgmt          For                            For
       vote, certain compensation that may be paid
       or become payable to named executive
       officers of Grubhub in connection with the
       transactions contemplated by the Merger
       Agreement.

3.     To adjourn the Special Meeting of the                     Mgmt          For                            For
       Stockholders of Grubhub (the "Grubhub
       Stockholder Meeting") from time to time, if
       necessary or appropriate, to solicit
       additional proxies in the event there are
       not sufficient votes at the time of the
       Grubhub Stockholder Meeting to approve the
       Merger Agreement Proposal.




--------------------------------------------------------------------------------------------------------------------------
 GRUBHUB INC.                                                                                Agenda Number:  935421076
--------------------------------------------------------------------------------------------------------------------------
        Security:  400110102
    Meeting Type:  Annual
    Meeting Date:  18-Jun-2021
          Ticker:  GRUB
            ISIN:  US4001101025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Katrina Lake                                              Mgmt          For                            For
       Matthew Maloney                                           Mgmt          For                            For
       Brian McAndrews                                           Mgmt          For                            For

2.     Ratification of the appointment of Crowe                  Mgmt          For                            For
       LLP as Grubhub Inc.'s independent
       registered accounting firm for the fiscal
       year ending December 31, 2021.

3.     Advisory vote to approve named executive                  Mgmt          For                            For
       officer compensation.




--------------------------------------------------------------------------------------------------------------------------
 GW PHARMACEUTICALS PLC                                                                      Agenda Number:  935358374
--------------------------------------------------------------------------------------------------------------------------
        Security:  36197T103
    Meeting Type:  Special
    Meeting Date:  23-Apr-2021
          Ticker:  GWPH
            ISIN:  US36197T1034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

C1     To approve (with or without modification) a               Mgmt          For                            For
       scheme of arrangement pursuant to Part 26
       of the UK Companies Act 2006 (the
       "Scheme").

S1     Special Resolution: To authorize the Board                Mgmt          For                            For
       of Directors of GW Pharmaceuticals plc (the
       "Company") to take all such action to give
       effect to the Scheme, including the
       amendments to the Articles of Association
       of the Company.

O1     Ordinary Resolution: To approve (on a                     Mgmt          For                            For
       non-binding, advisory basis) certain
       compensation arrangements that may be paid
       or become payable to the Company's named
       executive officers.




--------------------------------------------------------------------------------------------------------------------------
 HENNESSY CAPITAL ACQUISITION CORP. IV                                                       Agenda Number:  935260012
--------------------------------------------------------------------------------------------------------------------------
        Security:  42589C104
    Meeting Type:  Special
    Meeting Date:  27-Aug-2020
          Ticker:  HCAC
            ISIN:  US42589C1045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Extension Amendment Proposal - Amend the                  Mgmt          Against                        Against
       Company's amended and restated certificate
       of incorporation to extend the date by
       which the Company has to consummate a
       business combination from September 5, 2020
       to December 31, 2020 or such earlier date
       as determined by the board of directors.

2.     Adjournment Proposal - Adjourn the Special                Mgmt          Against                        Against
       Meeting to a later date or dates, if
       necessary or appropriate, to permit further
       solicitation and vote of proxies in the
       event that there are insufficient votes
       for, or otherwise in connection with, the
       approval of the Extension Amendment
       Proposal.




--------------------------------------------------------------------------------------------------------------------------
 HENNESSY CAPITAL ACQUISITION CORP. IV                                                       Agenda Number:  935314625
--------------------------------------------------------------------------------------------------------------------------
        Security:  42589C104
    Meeting Type:  Special
    Meeting Date:  21-Dec-2020
          Ticker:  HCAC
            ISIN:  US42589C1045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - To                    Mgmt          For                            For
       approve and adopt the Merger Agreement,
       dated as of August 17, 2020 (as may be
       amended from time to time, the "Merger
       Agreement").

2.     To approve the amendment of the Company's                 Mgmt          For                            For
       Amended and Restated Certificate of
       Incorporation (the "Existing Charter"),
       which is reflected in the proposed Second
       Amended and Restated Certificate of
       Incorporation of the Company (the "Proposed
       Charter") to increase the authorized shares
       of the Company's common stock to
       500,000,000 shares and authorized shares of
       preferred stock to 10,000,000. Each of the
       Charter Proposals is conditioned on the
       approval of the Business Combination
       Proposal.

3.     To approve the amendment of the Company's                 Mgmt          For                            For
       Existing Charter to require an affirmative
       vote of 66 2/3% of the outstanding shares
       of Company common stock to alter, amend, or
       repeal the proposed bylaws of the Company.
       Each of the Charter Proposals is
       conditioned on the approval of the Business
       Combination Proposal.

4.     To approve the amendment of the Company's                 Mgmt          For                            For
       Existing Charter to require an affirmative
       vote of 66 2/3% of the outstanding shares
       of Company common stock to alter, amend, or
       repeal Articles V, VI, VII and VIII of the
       Proposed Charter. Each of the Charter
       Proposals is conditioned on the approval of
       the Business Combination Proposal.

5.     To approve and adopt the Proposed Charter                 Mgmt          For                            For
       that includes the approval of Proposal 2,
       Proposal 3 and Proposal 4 and provides for
       certain additional changes, including
       changing the Company's name from "Hennessy
       Capital Acquisition Corp. IV" to "Canoo
       Inc.," which our board of directors
       believes are necessary to adequately
       address the needs of the Company
       immediately following the consummation of
       the Business Combination and approval of
       the Proposed Charter.

6.     DIRECTOR
       Foster Chiang                                             Mgmt          For                            For
       Greg Ethridge                                             Mgmt          For                            For
       Thomas Dattilo                                            Mgmt          For                            For
       Rainer Schmueckle                                         Mgmt          For                            For
       Josette Sheeran                                           Mgmt          For                            For
       Tony Aquila                                               Mgmt          For                            For

7.     Incentive Plan Proposal - To approve and                  Mgmt          For                            For
       adopt the Canoo Inc. 2020 Equity Incentive
       Plan. The Incentive Plan Proposal is
       conditioned on the approval of the Business
       Combination Proposal and Proposal 2.

8.     Purchase Plan Proposal - To approve and                   Mgmt          For                            For
       adopt the Canoo Inc. 2020 Employee Stock
       Purchase Plan. The Purchase Plan Proposal
       is conditioned on the approval of the
       Business Combination Proposal and Proposal
       2.

9.     Nasdaq Proposal - To approve, for purposes                Mgmt          For                            For
       of complying with the applicable listing
       rules of the Nasdaq Stock Market, the
       issuance of up to 190,000,000 shares of the
       Company's Class A common stock to the Canoo
       shareholders pursuant to the Merger
       Agreement and 32,325,000 shares of the
       Company's Class A common stock to certain
       investors in the private placement of
       securities pursuant to the terms of certain
       subscription agreements entered into in
       connection with the Business Combination.

10.    Adjournment Proposal - To adjourn the                     Mgmt          For                            For
       special meeting to a later date or dates,
       if necessary, to permit further
       solicitation and vote of proxies if, based
       upon the tabulated vote at the time of the
       special meeting, there are not sufficient
       votes to approve the Business Combination
       Proposal, the Charter Proposals, the
       Director Election Proposal, the Incentive
       Plan Proposal, the Purchase Plan Proposal
       or the Nasdaq Proposal.




--------------------------------------------------------------------------------------------------------------------------
 HIGHCAPE CAPITAL ACQUISITION CORP.                                                          Agenda Number:  935441775
--------------------------------------------------------------------------------------------------------------------------
        Security:  42984L105
    Meeting Type:  Special
    Meeting Date:  09-Jun-2021
          Ticker:  CAPA
            ISIN:  US42984L1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - to                    Mgmt          For                            For
       consider and vote upon a proposal to
       approve the business combination agreement,
       dated as of February 18, 2021 (as may be
       amended and/or restated from time to time,
       the "Business Combination Agreement"), by
       and among HighCape, Tenet Merger Sub, Inc.,
       a Delaware corporation and a wholly-owned
       subsidiary of HighCape ("Merger Sub"), and
       Quantum-Si Incorporated, a Delaware
       corporation ("Quantum-Si"), and the
       transactions contemplated thereby, pursuant
       to which ... (due to space limits, see
       proxy statement for full proposal).

2.     The Charter Amendment Proposal, including                 Mgmt          For                            For
       the Advisory Charter Amendment Proposals -
       to consider and vote upon a proposal to
       approve, assuming the Business Combination
       Proposal is approved and adopted, the
       proposed amended and restated certificate
       of incorporation of HighCape (the "Proposed
       Charter"), which will replace HighCape's
       current amended and restated certificate of
       incorporation, dated September 3, 2020 (the
       "Current Charter"), and which will be in
       effect as of the Effective Time (we refer
       ...(due to space limits, see proxy
       statement for full proposal).

2A.    Advisory Charter Amendment Proposal A -                   Mgmt          For                            For
       Under the Proposed Charter, New Quantum-Si
       will be authorized to issue 628,000,000
       shares of capital stock, consisting of (i)
       600,000,000 shares of New Quantum-Si Class
       A common stock, par value $0.0001 per
       share, (ii) 27,000,000 shares of New
       Quantum-Si Class B common stock, par value
       $0.0001 per share, and (iii) 1,000,000
       shares of preferred stock, par value
       $0.0001 per share, as opposed to the
       Current Charter, which authorizes HighCape
       to issue ...(due to space limits, see proxy
       statement for full proposal).

2B.    Advisory Charter Amendment Proposal B -                   Mgmt          For                            For
       Under the Proposed Charter, holders of
       shares of New Quantum-Si Class A common
       stock will be entitled to cast one vote per
       share of New Quantum-Si Class A common
       stock and holders of shares of New
       Quantum-Si Class B common stock will be
       entitled to cast 20 votes per share of New
       Quantum-Si Class B common stock on each
       matter properly submitted to New
       Quantum-Si's stockholders entitled to vote,
       as opposed to the Current Charter, which
       ... (due to space limits, see proxy
       statement for full proposal).

2C.    Advisory Charter Amendment Proposal C -                   Mgmt          For                            For
       Under the Proposed Charter, any action
       required or permitted to be taken by the
       stockholders of New Quantum-Si may be taken
       by written consent until the time the
       issued and outstanding shares of New
       Quantum- Si Class B common stock represent
       less than 50% of the voting power of the
       then outstanding shares of capital stock of
       New Quantum-Si that would be entitled to
       vote for the election of directors, as
       opposed to the Current Charter, which does
       not ... (due to space limits, see proxy
       statement for full proposal).

2D.    Advisory Charter Amendment Proposal D -                   Mgmt          For                            For
       Amendments to certain provisions of the
       Proposed Charter relating to the rights of
       New Quantum-Si Class A common stock and New
       Quantum-Si Class B common stock will
       require (i) so long as any shares of New
       Quantum-Si Class B common stock remain
       outstanding, the affirmative vote of the
       holders of at least two-thirds of the
       outstanding shares of New Quantum-Si Class
       B common stock, voting as a separate class,
       (ii) so long as any shares of New ...(due
       to space limits, see proxy statement for
       full proposal).

2E.    Advisory Charter Amendment Proposal E - The               Mgmt          For                            For
       New Quantum-Si Bylaws may be amended,
       altered, repealed or adopted either (x) by
       the affirmative vote of a majority of the
       board of directors of New Quantum-Si (the
       "New Quantum-Si Board") present at any
       regular or special meeting of the New
       Quantum-Si Board at which a quorum is
       present or (y) (i) when the issued and
       outstanding shares of New Quantum-Si Class
       B common stock represents less than 50% of
       the voting power of the then outstanding
       shares of ...(due to space limits, see
       proxy statement for full proposal).

2F.    Advisory Charter Amendment Proposal F - The               Mgmt          For                            For
       Proposed Charter provides that the number
       of directors will be fixed and may be
       modified by the New Quantum-Si Board,
       provided that the number of directors
       cannot exceed a certain threshold without
       the affirmative vote of the holders of (x)
       at least two-thirds of the voting power of
       the shares of capital stock of New Quantum-
       Si that would be entitled to vote in the
       election of directors when the issued and
       outstanding shares of New Quantum- Si Class
       ...(due to space limits, see proxy
       statement for full proposal).

2G.    Advisory Charter Amendment Proposal G - The               Mgmt          For                            For
       Proposed Charter provides that the New
       Quantum-Si Board is not classified, and
       that the New Quantum-Si directors shall
       serve for a term of one year, expiring at
       the next annual meeting of stockholders of
       New Quantum-Si, as opposed to the Current
       Charter, which provides that the HighCape
       is divided into three classes, with each
       class elected for staggered three year
       terms.

2H.    Advisory Charter Amendment Proposal H - The               Mgmt          For                            For
       Proposed Charter provides that any or all
       directors of New Quantum-Si may be removed
       from office at any time with or without
       cause and for any or no reason only with
       and immediately upon the vote, (i) on or
       after date time that the outstanding shares
       of New Quantum-Si Class B common stock
       represents less than 50% of the voting
       power of the shares of capital stock of New
       Quantum-Si then outstanding and entitled to
       vote in the election of directors, ...(due
       to space limits, see proxy statement for
       full proposal).

2I.    Advisory Charter Amendment Proposal I - The               Mgmt          For                            For
       Proposed Charter provides that New Quantum-
       Si renounces a corporate opportunity that
       is presented to, or acquired, created or
       developed by, or which otherwise comes into
       the possession of, any non-employee
       director of New Quantum-Si, unless such
       opportunity is presented to, or acquired,
       created or developed by, or otherwise comes
       into the possession of such person
       expressly and solely in his or her capacity
       as a director of New Quantum-Si.

3.     The Nasdaq Proposal - to consider and vote                Mgmt          For                            For
       upon a proposal to approve, assuming the
       Business Combination Proposal and the
       Charter Amendment Proposal are approved and
       adopted, for the purposes of complying with
       the applicable listing rules of the Nasdaq
       Stock Market ("Nasdaq"), the issuance of
       (i) 42,500,000 shares of HighCape Class A
       common stock to certain institutional
       investors and accredited investors (the
       "PIPE Investors") pursuant to subscription
       agreements (the "PIPE Investor ...(due to
       space limits, see proxy statement for full
       proposal).

4.     DIRECTOR
       Jonathan M Rothberg PhD                                   Mgmt          For                            For
       Marijn Dekkers, Ph.D.                                     Mgmt          For                            For
       John Stark                                                Mgmt          For                            For
       Ruth Fattori                                              Mgmt          For                            For
       Brigid A. Makes                                           Mgmt          For                            For
       Michael Mina, M.D, Ph.D                                   Mgmt          For                            For
       Kevin Rakin                                               Mgmt          For                            For
       James Tananbaum, M.D.                                     Mgmt          For                            For

5.     The Equity Incentive Plan Proposal - to                   Mgmt          For                            For
       consider and vote upon a proposal to
       approve, assuming the Business Combination
       Proposal, the Charter Amendment Proposal,
       the Nasdaq Proposal and the Director
       Election Proposal are approved and adopted,
       the Quantum-Si Incorporated 2021 Equity
       Incentive Plan (the "New Quantum-Si Equity
       Incentive Plan"), a copy of which is
       attached to the proxy statement/prospectus
       as Annex D, including the authorization of
       the initial share reserve under the New
       Quantum ...(due to space limits, see proxy
       statement for full proposal).

6.     The Adjournment Proposal - to consider and                Mgmt          For                            For
       vote upon a proposal to approve the
       adjournment of the Special Meeting to a
       later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies if, based upon the tabulated vote
       at the time of the Special Meeting, any of
       the Business Combination Proposal, the
       Charter Amendment Proposal, the Nasdaq
       Proposal, and the Equity Incentive Plan
       Proposal (collectively, the "Required
       Transaction Proposals") would not be duly
       approved and adopted ...(due to space
       limits, see proxy statement for full
       proposal).




--------------------------------------------------------------------------------------------------------------------------
 HUDSON EXECUTIVE INVESTMENT CORP                                                            Agenda Number:  935453819
--------------------------------------------------------------------------------------------------------------------------
        Security:  443761101
    Meeting Type:  Special
    Meeting Date:  17-Jun-2021
          Ticker:  HEC
            ISIN:  US4437611019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - To                    Mgmt          For                            For
       consider and vote upon a proposal to
       approve business combination described in
       proxy statement/prospectus, including (a)
       adopting Agreement and Plan of Merger,
       dated as of Jan 12, 2021 ("Merger
       Agreement"), by and among Hudson Executive
       Investment Corp., a Delaware corp. ("HEC"),
       Groop Internet Platform, Inc. (d/b/a
       "Talkspace"), a Delaware corp.
       ("Talkspace"), and other parties thereto
       and (b) approving transactions contemplated
       by Agreement and related agreements
       described in the proxy
       statement/prospectus.

2.     The Charter Proposal - To consider and vote               Mgmt          For                            For
       upon a proposal to approve and adopt the
       second amended and restated certificate of
       incorporation of HEC in the form attached
       to the proxy statement/prospectus as Annex
       B (the "second amended and restated
       certificate of incorporation").

3.     The Governance Proposal - To consider and                 Mgmt          For                            For
       vote upon, on a non- binding advisory
       basis, certain governance provisions in the
       second amended and restated certificate of
       incorporation, presented separately in
       accordance with the United States
       Securities and Exchange Commission ("SEC")
       requirements.

4.     The Incentive Plan Proposal - To consider                 Mgmt          For                            For
       and vote on a proposal to approve the
       Talkspace, Inc. 2021 Incentive Award Plan
       (the "2021 Plan"). A copy of the 2021 Plan
       is attached to the proxy
       statement/prospectus as Annex G.

5.     The ESPP Proposal - To consider and vote on               Mgmt          For                            For
       a proposal to approve the Talkspace, Inc.
       Employee Stock Purchase Plan (the "ESPP").
       A copy of the ESPP is attached to the proxy
       statement/prospectus as Annex H.

6.     The Director Election Proposal - To                       Mgmt          For                            For
       consider and vote upon a proposal to divide
       the board of directors into three classes
       to serve staggered terms on the Talkspace,
       Inc. board of directors until immediately
       following the 2022, 2023 and 2024 annual
       meetings of Talkspace, Inc. stockholders,
       as applicable, and until their respective
       successors are duly elected and qualified.

7.     The Nasdaq Proposal - To consider and vote                Mgmt          For                            For
       upon a proposal to approve, for purposes of
       complying with the applicable provisions of
       Nasdaq Listing Rule 5635, the issuance of
       more than 20% of HEC's issued and
       outstanding shares of HEC's common stock in
       connection with the business combination,
       including, without limitation, the PIPE
       Investment (as described in the proxy
       statement/prospectus).

8.     The Adjournment Proposal - To consider and                Mgmt          For                            For
       vote upon a proposal to adjourn the special
       meeting to a later date or dates, if
       necessary, to permit further solicitation
       and vote of proxies in the event that there
       are insufficient votes for, or otherwise in
       connection with, the approval of the
       business combination proposal, the charter
       proposal, the governance proposal, the
       incentive plan proposal, the ESPP Proposal,
       the director election proposal or the
       Nasdaq proposal.




--------------------------------------------------------------------------------------------------------------------------
 HUSKY ENERGY INC.                                                                           Agenda Number:  935305208
--------------------------------------------------------------------------------------------------------------------------
        Security:  448055103
    Meeting Type:  Special
    Meeting Date:  15-Dec-2020
          Ticker:  HUSKF
            ISIN:  CA4480551031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      A special resolution, the full text of                    Mgmt          For                            For
       which is set forth in Appendix A to the
       joint management information circular of
       Husky and Cenovus Energy Inc. ("Cenovus")
       dated November 9, 2020 (the "Information
       Circular"), approving a plan of arrangement
       under section 193 of the Business
       Corporations Act (Alberta) involving Husky,
       holders of Common Shares, holders of
       Options, holders of Preferred Shares and
       Cenovus, as more particularly described in
       the Information Circular.




--------------------------------------------------------------------------------------------------------------------------
 IAC/INTERACTIVECORP                                                                         Agenda Number:  935399495
--------------------------------------------------------------------------------------------------------------------------
        Security:  44891N109
    Meeting Type:  Annual
    Meeting Date:  14-May-2021
          Ticker:  IAC
            ISIN:  US44891N1090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve amendments to the IAC restated                 Mgmt          For                            For
       certificate of incorporation that will
       effect the separation of IAC's Vimeo
       business from the remaining businesses of
       IAC through a series of transaction
       (referred to as the "Spin-off") by:
       Reclassifying each share of IAC par value
       $0.001 common stock into (i) one share of
       IAC par value $0.0001 common stock and (ii)
       1/100th of a share of IAC par value $0.01
       Series 1 mandatorily exchangeable preferred
       stock that will automatically exchange into
       a number of shares.

2.     To approve amendments to the IAC restated                 Mgmt          For                            For
       certificate of incorporation pursuant to
       which, following the Spin-off, IAC would
       renounce any interest or expectancy in
       certain corporate opportunities, which
       generally would have the effect that no
       officer or director of IAC who is also an
       officer or director of SpinCo will be
       liable to IAC or its stockholders for
       breach of any fiduciary duty by reason of
       the fact that any such individual directs a
       corporate opportunity to SpinCo instead of
       IAC.

3.     To approve one or more adjournments or                    Mgmt          For                            For
       postponements of the annual meeting, if
       necessary or appropriate, including to
       solicit additional proxies if there are not
       sufficient votes to approve the foregoing
       proposals.

4a.    Election of Director: Chelsea Clinton                     Mgmt          For                            For

4b.    Election of Director: Barry Diller                        Mgmt          For                            For

4c.    Election of Director: Michael D. Eisner                   Mgmt          For                            For

4d.    Election of Director: Bonnie S. Hammer                    Mgmt          For                            For

4e.    Election of Director: Victor A. Kaufman                   Mgmt          For                            For

4f.    Election of Director: Joseph Levin                        Mgmt          For                            For

4g.    Election of Director: Bryan Lourd (To be                  Mgmt          For                            For
       voted upon by the holders of Common Stock
       voting as a separate class)

4h.    Election of Director: Westley Moore                       Mgmt          For                            For

4i.    Election of Director: David Rosenblatt                    Mgmt          For                            For

4j.    Election of Director: Alan G. Spoon (To be                Mgmt          For                            For
       voted upon by the holders of Common Stock
       voting as a separate class)

4k.    Election of Director: Alexander von                       Mgmt          For                            For
       Furstenberg

4l.    Election of Director: Richard F. Zannino                  Mgmt          For                            For
       (To be voted upon by the holders of Common
       Stock voting as a separate class)

5.     To ratify the appointment of Ernst & Young                Mgmt          For                            For
       LLP as IAC's independent registered public
       accounting firm for the 2021 fiscal year.

6.     To hold a non-binding advisory vote on                    Mgmt          For                            For
       IAC's executive compensation.

7.     To hold a non-binding advisory vote on the                Mgmt          3 Years                        For
       frequency of holding the advisory vote on
       executive compensation in the future.




--------------------------------------------------------------------------------------------------------------------------
 IHS MARKIT LTD                                                                              Agenda Number:  935329462
--------------------------------------------------------------------------------------------------------------------------
        Security:  G47567105
    Meeting Type:  Special
    Meeting Date:  11-Mar-2021
          Ticker:  INFO
            ISIN:  BMG475671050
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approval and Adoption of the Merger                       Mgmt          For                            For
       Agreement, the Statutory Merger Agreement
       and the Transactions Contemplated Thereby.
       To vote on a proposal to approve and adopt
       the Agreement and Plan of Merger, dated as
       of November 29, 2020, as amended by
       Amendment No. 1, dated as of January 20,
       2021, and as it may further be amended from
       time to time, by and among S&P Global Inc.,
       Sapphire Subsidiary, Ltd., and IHS Markit
       Ltd., the statutory merger agreement among
       the same, and the transactions contemplated
       thereby.

2.     IHS Markit Ltd. Merger-Related                            Mgmt          For                            For
       Compensation. To vote on a proposal to
       approve, by advisory (non-binding) vote,
       certain compensation arrangements that may
       be paid or become payable to IHS Markit
       Ltd.'s named executive officers in
       connection with the merger.




--------------------------------------------------------------------------------------------------------------------------
 IHS MARKIT LTD                                                                              Agenda Number:  935359679
--------------------------------------------------------------------------------------------------------------------------
        Security:  G47567105
    Meeting Type:  Annual
    Meeting Date:  05-May-2021
          Ticker:  INFO
            ISIN:  BMG475671050
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Lance Uggla                         Mgmt          For                            For

1B.    Election of Director: John Browne (The Lord               Mgmt          For                            For
       Browne of Madingley)

1C.    Election of Director: Dinyar S. Devitre                   Mgmt          For                            For

1D.    Election of Director: Ruann F. Ernst                      Mgmt          For                            For

1E.    Election of Director: Jacques Esculier                    Mgmt          For                            For

1F.    Election of Director: Gay Huey Evans                      Mgmt          For                            For

1G.    Election of Director: William E. Ford                     Mgmt          For                            For

1H.    Election of Director: Nicoletta Giadrossi                 Mgmt          For                            For

1I.    Election of Director: Robert P. Kelly                     Mgmt          For                            For

1J.    Election of Director: Deborah Doyle                       Mgmt          For                            For
       McWhinney

1K.    Election of Director: Jean-Paul L. Montupet               Mgmt          For                            For

1L.    Election of Director: Deborah K. Orida                    Mgmt          For                            For

1M.    Election of Director: James A. Rosenthal                  Mgmt          For                            For

2.     To approve, on an advisory, non-binding                   Mgmt          For                            For
       basis, the compensation of the Company's
       named executive officers.

3.     To approve the appointment of Ernst & Young               Mgmt          For                            For
       LLP as the Company's independent registered
       public accountants until the close of the
       next Annual General Meeting of Shareholders
       and to authorize the Company's Board of
       Directors, acting by the Audit Committee,
       to determine the remuneration of the
       independent registered public accountants.




--------------------------------------------------------------------------------------------------------------------------
 INPHI CORPORATION                                                                           Agenda Number:  935353487
--------------------------------------------------------------------------------------------------------------------------
        Security:  45772F107
    Meeting Type:  Special
    Meeting Date:  15-Apr-2021
          Ticker:  IPHI
            ISIN:  US45772F1075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approval of Inphi Merger Proposal. To                     Mgmt          For                            For
       approve and adopt the Agreement and Plan of
       Merger and Reorganization, dated as of
       October 29, 2020 (the "Merger Agreement"),
       by and among Inphi, Marvell Technology
       Group Ltd. ("Marvell"), Marvell Technology,
       Inc. (f/k/a Maui HoldCo, Inc.), a wholly
       owned subsidiary of Marvell ("HoldCo"),
       Maui Acquisition Company Ltd, a wholly
       owned subsidiary of HoldCo ("Bermuda Merger
       Sub"),and Indigo Acquisition Corp., a
       wholly owned subsidiary of HoldCo
       ("Delaware Merger Sub").

2.     Adjournment of Inphi Stockholder Meeting.                 Mgmt          For                            For
       To solicit additional proxies if there are
       not sufficient votes to approve and adopt
       the Merger Agreement.

3.     Approval of Compensation. To approve on an                Mgmt          For                            For
       advisory (non-binding) basis, the
       compensation that may be received by
       Inphi's named executive officers in
       connection with the Mergers.




--------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL FLAVORS & FRAGRANCES INC.                                                     Agenda Number:  935364721
--------------------------------------------------------------------------------------------------------------------------
        Security:  459506101
    Meeting Type:  Annual
    Meeting Date:  05-May-2021
          Ticker:  IFF
            ISIN:  US4595061015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2022 Annual Meeting of
       Shareholders: Kathryn J. Boor

1b.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2022 Annual Meeting of
       Shareholders: Edward D. Breen

1c.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2022 Annual Meeting of
       Shareholders: Carol Anthony Davidson

1d.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2022 Annual Meeting of
       Shareholders: Michael L. Ducker

1e.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2022 Annual Meeting of
       Shareholders: Roger W. Ferguson, Jr.

1f.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2022 Annual Meeting of
       Shareholders: John F. Ferraro

1g.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2022 Annual Meeting of
       Shareholders: Andreas Fibig

1h.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2022 Annual Meeting of
       Shareholders: Christina Gold

1i.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2022 Annual Meeting of
       Shareholders: Ilene Gordon

1j.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2022 Annual Meeting of
       Shareholders: Matthias J. Heinzel

1k.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2022 Annual Meeting of
       Shareholders: Dale F. Morrison

1l.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2022 Annual Meeting of
       Shareholders: Kare Schultz

1m.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2022 Annual Meeting of
       Shareholders: Stephen Williamson

2.     Ratify the selection of                                   Mgmt          For                            For
       PricewaterhouseCoopers LLP as our
       independent registered public accounting
       firm for the 2021 fiscal year.

3.     Approve, on an advisory basis, the                        Mgmt          For                            For
       compensation of our named executive
       officers in 2020.

4.     Approve our 2021 Stock Award and Incentive                Mgmt          For                            For
       Plan.




--------------------------------------------------------------------------------------------------------------------------
 INVESCO                                                                                     Agenda Number:  935248319
--------------------------------------------------------------------------------------------------------------------------
        Security:  46132R104
    Meeting Type:  Annual
    Meeting Date:  07-Aug-2020
          Ticker:  VTA
            ISIN:  US46132R1041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     DIRECTOR
       Beth Ann Brown                                            Mgmt          For                            For
       Anthony J. LaCava, Jr.                                    Mgmt          For                            For
       Joel W. Motley                                            Mgmt          For                            For
       Teresa M. Ressel                                          Mgmt          For                            For
       Christopher L. Wilson                                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 INVESCO                                                                                     Agenda Number:  935248319
--------------------------------------------------------------------------------------------------------------------------
        Security:  46131H107
    Meeting Type:  Annual
    Meeting Date:  07-Aug-2020
          Ticker:  VVR
            ISIN:  US46131H1077
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     DIRECTOR
       Beth Ann Brown                                            Mgmt          For                            For
       Anthony J. LaCava, Jr.                                    Mgmt          For                            For
       Joel W. Motley                                            Mgmt          For                            For
       Teresa M. Ressel                                          Mgmt          For                            For
       Christopher L. Wilson                                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KENSINGTON CAPITAL ACQUISITION CORP                                                         Agenda Number:  935301301
--------------------------------------------------------------------------------------------------------------------------
        Security:  63934E108
    Meeting Type:  Special
    Meeting Date:  25-Nov-2020
          Ticker:  KCAC
            ISIN:  US4900731039
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - To                    Mgmt          For                            For
       approve and adopt the Business Combination
       Agreement, ("Business Combination
       Agreement").

2.     The Authorized Share Charter Proposal - To                Mgmt          For                            For
       amend amended and restated certificate of
       incorporation to (i) increase the number of
       authorized shares of New QuantumScape Class
       A Common Stock, (ii) increase the number of
       authorized shares of New QuantumScape Class
       B Common Stock, (iii) increase the number
       of authorized shares of New QuantumScape
       Preferred Stock (the "Authorized Share
       Charter Proposal").

3.     The Director Declassification Charter                     Mgmt          For                            For
       Proposal - To approve a proposal to amend
       Kensington's amended and restated
       certificate of incorporation to declassify
       Kensington's board of directors (the
       "Director Declassification Charter
       Proposal"). The Director Declassification
       Charter Proposal is conditioned on the
       approval of the Business Combination
       Proposal and the NYSE Proposal.

4.     The Dual Class Charter Proposal - To                      Mgmt          For                            For
       approve a proposal to amend Kensington's
       amended and restated certificate of
       incorporation to implement a dual class
       stock structure comprised of New
       QuantumScape Class A Common Stock, which
       will carry one vote per share, and New
       QuantumScape Class B Common Stock, which
       will carry 10 votes per share (the "Dual
       Class Charter Proposal"). The Dual Class
       Charter Proposal is conditioned on the
       approval of the Business Combination
       Proposal and the NYSE Proposal.

5.     The Additional Charter Proposal- To (i)                   Mgmt          For                            For
       amend amended and restated certificate of
       incorporation to eliminate provisions in
       the amended and restated certificate of
       incorporation relating to the Business
       Combination that will no longer be
       applicable following the closing of the
       Business Combination ("Closing"), (ii)
       change New QuantumScape's name to
       "QuantumScape Corporation," (iii) make
       certain other changes that board deems
       appropriate for a public operating company.

6.     DIRECTOR
       Jagdeep Singh                                             Mgmt          For                            For
       Justin Mirro                                              Mgmt          For                            For
       Frank Blome                                               Mgmt          For                            For
       Brad Buss                                                 Mgmt          For                            For
       John Doerr                                                Mgmt          For                            For
       Prof Dr. Jurgen Leohold                                   Mgmt          For                            For
       Prof. Fritz Prinz                                         Mgmt          For                            For
       Dipender Saluja                                           Mgmt          For                            For
       J.B. Straubel                                             Mgmt          For                            For

7.     The Equity Incentive Plan Proposal - To                   Mgmt          For                            For
       approve and adopt the equity incentive
       award plan established to be effective upon
       the Closing (the "Equity Incentive Plan
       Proposal"). The Equity Incentive Plan
       Proposal is conditioned on the approval of
       the Business Combination Proposal.

8.     The NYSE Proposal - To approve, (i) the                   Mgmt          For                            For
       issuance of New QuantumScape Common Stock
       to QuantumScape stockholders in the Merger
       pursuant to the Business Combination
       Agreement, and (ii) the issuance of New
       QuantumScape Class A Common Stock in a
       private placement to certain investors in
       connection with the Business Combination
       (the "NYSE Proposal").

9.     The Employee Stock Purchase Plan Proposal -               Mgmt          For                            For
       To approve and adopt the employee stock
       purchase plan established to be effective
       upon the Closing (the "Employee Stock
       Purchase Plan Proposal"). The Employee
       Stock Purchase Plan Proposal is conditioned
       on the approval of the Business Combination
       Proposal.

10.    The Adjournment Proposal - To adjourn the                 Mgmt          For                            For
       special meeting to a later date or dates,
       if necessary or appropriate, to permit
       further solicitation and vote of proxies
       if, based upon the tabulated vote at the
       time of the special meeting, there are not
       sufficient votes to approve the above
       Proposals.




--------------------------------------------------------------------------------------------------------------------------
 LIVONGO HEALTH, INC.                                                                        Agenda Number:  935274302
--------------------------------------------------------------------------------------------------------------------------
        Security:  539183103
    Meeting Type:  Special
    Meeting Date:  29-Oct-2020
          Ticker:  LVGO
            ISIN:  US5391831030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approval of Livongo Merger Agreement                      Mgmt          For                            For
       Proposal: To adopt the Agreement and Plan
       of Merger, dated as of August 5, 2020, by
       and among Teladoc Health, Inc. ("Teladoc"),
       Livongo Health, Inc. ("Livongo") and
       Tempranillo Merger Sub, Inc., a
       wholly-owned subsidiary of Teladoc (such
       agreement, the "merger agreement" and such
       proposal, the "Livongo merger agreement
       proposal").

2.     Approval of Livongo Compensation Proposal:                Mgmt          For                            For
       To approve, on an advisory (non-binding)
       basis, the executive officer compensation
       that will or may be paid to Livongo's named
       executive officers that is based on or
       otherwise relates to the transactions
       contemplated by the merger agreement (the
       "Livongo compensation proposal").

3.     Approval of Livongo Adjournment Proposal:                 Mgmt          For                            For
       To approve the adjournment of the Livongo
       stockholder meeting to solicit additional
       proxies if there are not sufficient votes
       at the time of the Livongo stockholder
       meeting to approve the Livongo merger
       agreement proposal or to ensure that any
       supplement or amendment to the accompanying
       joint proxy statement/prospectus is timely
       provided to Livongo stockholders (the
       "Livongo adjournment proposal").




--------------------------------------------------------------------------------------------------------------------------
 LONGVIEW ACQUISITION CORP.                                                                  Agenda Number:  935330275
--------------------------------------------------------------------------------------------------------------------------
        Security:  543195101
    Meeting Type:  Special
    Meeting Date:  12-Feb-2021
          Ticker:  LGVW
            ISIN:  US5431951012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - to                    Mgmt          For                            For
       approve the Business Combination Agreement,
       dated as of November 19, 2020 (as may be
       amended, the "Business Combination
       Agreement"), by and among Longview
       Acquisition Corp. ("Longview"), Clay Merger
       Sub, Inc., a wholly-owned subsidiary of
       Longview, and Butterfly Network, Inc.
       ("Butterfly"), and the transactions
       contemplated thereby, pursuant to which
       Clay Merger Sub, Inc. will merge with and
       into Butterfly (the "Merger"), with
       Butterfly surviving the Merger as a wholly
       owned subsidiary of Longview.

2.     The Charter Amendment Proposal, including                 Mgmt          For                            For
       the Advisory Charter Amendment Proposals -
       to approve, assuming Proposal 1 is
       approved, the proposed amended and restated
       certificate of incorporation (the "Proposed
       Charter") to replace Longview's current
       amended and restated certificate of
       incorporation, dated May 20, 2020 (the
       "Current Charter") and to be in effect as
       of the effective time of the Merger; and to
       approve, on a non- binding advisory basis,
       the following material differences between
       the Proposed Charter and Current Charter.

2A.    The Proposed Charter will authorize the                   Mgmt          For                            For
       issuance of (i) 600,000,000 shares of New
       Butterfly Class A common stock, (ii)
       27,000,000 shares of New Butterfly Class B
       common stock, and (iii) 1,000,000 shares of
       preferred stock, as opposed to the Current
       Charter, which authorizes the issuance of
       (a) 220,000,000 shares of common stock,
       including 200,000,000 shares of Longview
       Class A common stock and 20,000,000 shares
       of Longview Class B common stock, and (b)
       1,000,000 shares of Longview preferred
       stock.

2B.    Under the Proposed Charter, holders of New                Mgmt          For                            For
       Butterfly Class A common stock will be
       entitled to cast one vote per share and
       holders of New Butterfly Class B common
       stock will be entitled to cast 20 votes per
       share, as opposed to the Current Charter,
       which provides that each share of Longview
       Class A common stock and Longview Class B
       common stock is entitled to one vote per
       share on each matter properly submitted to
       Longview's stockholders entitled to vote.

2C.    Under the Proposed Charter, any action                    Mgmt          For                            For
       required or permitted to be taken by the
       stockholders of New Butterfly may be taken
       by written consent until the time the
       issued and outstanding shares of New
       Butterfly Class B common stock represent
       less than 50% of the voting power of the
       then outstanding shares of capital stock of
       New Butterfly that would be entitled to
       vote for the election of directors, as
       opposed to the Bylaws of Longview, which
       permit holders of Longview capital stock to
       take stockholder action by written consent.

2D.    Amendments to the Proposed Charter relating               Mgmt          For                            For
       to stockholders' rights will require the
       affirmative vote of (i) so long as any
       shares of Class A or Class B common stock
       are outstanding, at least a majority or
       two-thirds of the outstanding shares of
       such class, respectively, voting
       separately; and (ii) a majority of the
       voting power of the then-outstanding
       capital stock entitled to vote in the
       election of directors, as opposed to the
       Current Charter, which requires any such
       amendment be approved in accordance with
       Delaware law.

2E.    The proposed Bylaws may be amended by (i)                 Mgmt          For                            For
       the majority vote of the Board at any
       meeting at which a quorum is present or
       (ii) depending on whether the voting power
       of the outstanding Class B common stock is
       more or less than 50% of the total voting
       power, the vote of a majority or 2/3,
       respectively, of the holders of capital
       stock entitled to vote, as opposed to the
       current Bylaws, which may be amended by a
       majority of the Board or the holders of a
       majority of the outstanding shares entitled
       to vote generally in the election of
       directors.

2F.    The Proposed Charter provides that the                    Mgmt          For                            For
       number of directors will be fixed and may
       be modified solely by the Board, but cannot
       exceed a certain threshold without the
       affirmative vote of the holders of,
       depending on whether the voting power of
       the outstanding Class B common stock is
       more or less than 50% of the total voting
       power, the vote of a majority or 2/3,
       respectively, of the holders of capital
       stock entitled to vote, as opposed to the
       Current Charter, which provides that the
       number of directors will be determined by
       the Board.

3.     The NYSE Proposal - to approve, assuming                  Mgmt          For                            For
       Proposals 1 and 2 are approved, the
       issuance of up to 7,500,000 shares of Class
       A common stock pursuant to the Forward
       Purchase; 17,500,000 shares of Class A
       common stock to the Pipe Investors pursuant
       to the Subscription Agreements, plus any
       additional shares pursuant to Subscription
       Agreements entered into prior to Closing;
       and 118,401,695 shares of capital stock to
       existing Butterfly stockholders per the
       Business Combination Agreement, assuming a
       January 31, 2021 closing date.

4A.    Election of Director: Jonathan M. Rothberg,               Mgmt          For                            For
       Ph.D.

4B.    Election of Director: Larry Robbins                       Mgmt          For                            For

4C.    Election of Director: Todd M. Fruchterman,                Mgmt          For                            For
       M.D., Ph.D.

4D.    Election of Director: Dawn Carfora                        Mgmt          For                            For

4E.    Election of Director: John Hammergren                     Mgmt          For                            For

4F.    Election of Director: Gianluca Pettiti                    Mgmt          For                            For

4G.    Election of Director: S. Louise Phanstiel                 Mgmt          For                            For

5.     The Equity Incentive Plan Proposal - to                   Mgmt          For                            For
       approve, assuming Proposals 1, 2 and 3 are
       approved and adopted, the 2020 Equity
       Incentive Plan (the "Plan"), including the
       authorization of the initial share reserve
       under the Plan, including with respect to
       the number of shares that may be issued
       pursuant to the exercise of incentive stock
       options granted.

6.     The Adjournment Proposal - to approve the                 Mgmt          For                            For
       adjournment of the Special Meeting to a
       later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies if, based upon the tabulated vote
       at the time of the Special Meeting, any of
       Proposals 1, 2, 3 or 5 would not be duly
       approved and adopted by the stockholders or
       we determine that one or more of the
       closing conditions under the Business
       Combination Agreement is not satisfied or
       waived.




--------------------------------------------------------------------------------------------------------------------------
 MADISON SQUARE GARDEN ENTERTAINMENT CORP                                                    Agenda Number:  935288907
--------------------------------------------------------------------------------------------------------------------------
        Security:  55826T102
    Meeting Type:  Annual
    Meeting Date:  10-Dec-2020
          Ticker:  MSGE
            ISIN:  US55826T1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Martin Bandier                                            Mgmt          For                            For
       Matthew C. Blank                                          Mgmt          For                            For
       Joseph J. Lhota                                           Mgmt          For                            For
       Frederic V. Salerno                                       Mgmt          For                            For
       John L. Sykes                                             Mgmt          For                            For

2.     Ratification of the appointment of our                    Mgmt          For                            For
       independent registered public accounting
       firm.

3.     Approval of the Company's 2020 Employee                   Mgmt          For                            For
       Stock Plan.

4.     Approval of the Company's 2020 Stock Plan                 Mgmt          For                            For
       for Non-Employee Directors.

5.     Approval of, on an advisory basis, the                    Mgmt          For                            For
       compensation of our named executive
       officers.

6.     An advisory vote on the frequency of future               Mgmt          3 Years                        For
       advisory votes on the compensation of our
       named executive officers.




--------------------------------------------------------------------------------------------------------------------------
 MADISON SQUARE GARDEN SPORTS CORP.                                                          Agenda Number:  935291423
--------------------------------------------------------------------------------------------------------------------------
        Security:  55825T103
    Meeting Type:  Annual
    Meeting Date:  18-Dec-2020
          Ticker:  MSGS
            ISIN:  US55825T1034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Joseph M. Cohen                                           Mgmt          For                            For
       Richard D. Parsons                                        Mgmt          For                            For
       Nelson Peltz                                              Mgmt          For                            For
       Ivan Seidenberg                                           Mgmt          For                            For
       Anthony J. Vinciquerra                                    Mgmt          For                            For

2.     Ratification of the appointment of our                    Mgmt          For                            For
       independent registered public accounting
       firm.




--------------------------------------------------------------------------------------------------------------------------
 MAGNACHIP SEMICONDUCTOR CORP                                                                Agenda Number:  935437550
--------------------------------------------------------------------------------------------------------------------------
        Security:  55933J203
    Meeting Type:  Special
    Meeting Date:  17-Jun-2021
          Ticker:  MX
            ISIN:  US55933J2033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Agreement and Plan of Merger                 Mgmt          For                            For
       (as it may be amended from time to time,
       the "Merger Agreement"), dated as of March
       25, 2021, among Magnachip Semiconductor
       Corporation ("Magnachip"), South Dearborn
       Limited and Michigan Merger Sub, Inc., and
       approve the Merger.

2.     To approve, on a non-binding advisory                     Mgmt          For                            For
       basis, the compensation that may be paid or
       become payable to Magnachip's named
       executive officers that is based on or
       otherwise relates to the Merger.

3.     To approve the adjournment of the special                 Mgmt          For                            For
       meeting to a later date or dates, if
       necessary or appropriate, including to
       solicit additional proxies if (a) there is
       not a quorum present in person or
       represented by proxy or (b) there are
       insufficient votes to adopt the Merger
       Agreement and approve the Merger, in each
       case, at the time of the then-scheduled
       special meeting, or to give holders of
       common stock of Magnachip additional time
       to evaluate new material information or
       disclosure.




--------------------------------------------------------------------------------------------------------------------------
 MARATHON PETROLEUM CORPORATION                                                              Agenda Number:  935349868
--------------------------------------------------------------------------------------------------------------------------
        Security:  56585A102
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2021
          Ticker:  MPC
            ISIN:  US56585A1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Class I Director: Abdulaziz F.                Mgmt          For                            For
       Alkhayyal

1B.    Election of Class I Director: Jonathan Z.                 Mgmt          For                            For
       Cohen

1C.    Election of Class I Director: Michael J.                  Mgmt          For                            For
       Hennigan

1D.    Election of Class I Director: Frank M.                    Mgmt          For                            For
       Semple

2.     Ratification of the selection of                          Mgmt          For                            For
       PricewaterhouseCoopers LLP as the company's
       independent auditor for 2021.

3.     Approval, on an advisory basis, of the                    Mgmt          For                            For
       company's named executive officer
       compensation.

4.     Approval of the Marathon Petroleum                        Mgmt          For                            For
       Corporation 2021 Incentive Compensation
       Plan.

5.     Approval of an amendment to the company's                 Mgmt          For                            For
       Restated Certificate of Incorporation to
       eliminate the supermajority provisions.

6.     Approval of an amendment to the company's                 Mgmt          For                            For
       Restated Certificate of Incorporation to
       declassify the Board of Directors.

7.     Shareholder proposal seeking to prohibit                  Shr           Against                        For
       accelerated vesting of equity awards in
       connection with a change in control.




--------------------------------------------------------------------------------------------------------------------------
 MAXIM INTEGRATED PRODUCTS, INC.                                                             Agenda Number:  935270455
--------------------------------------------------------------------------------------------------------------------------
        Security:  57772K101
    Meeting Type:  Special
    Meeting Date:  08-Oct-2020
          Ticker:  MXIM
            ISIN:  US57772K1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Agreement and Plan of Merger,                Mgmt          For                            For
       dated as of July 12, 2020 (as it may be
       amended from time to time, the "Merger
       Agreement"), by and among Analog Devices,
       Inc. ("Analog Devices"), Magneto Corp., a
       Delaware corporation and wholly-owned
       subsidiary of Analog Devices, and Maxim
       Integrated Products, Inc. ("Maxim" and,
       this proposal, the "Maxim merger
       proposal").

2.     To approve, on a non-binding, advisory                    Mgmt          For                            For
       basis, the compensation that may be paid or
       become payable to Maxim's named executive
       officers that is based on or otherwise
       relates to the transactions contemplated by
       the Merger Agreement (the "Maxim
       compensation proposal").

3.     To adjourn the Special Meeting, if                        Mgmt          For                            For
       necessary or appropriate, to solicit
       additional proxies if there are not
       sufficient votes at the time of the Special
       Meeting to approve the Maxim merger
       proposal or to ensure that any supplement
       or amendment to the accompanying joint
       proxy statement/prospectus is timely
       provided to Maxim stockholders (the "Maxim
       adjournment proposal").




--------------------------------------------------------------------------------------------------------------------------
 MAXIM INTEGRATED PRODUCTS, INC.                                                             Agenda Number:  935275506
--------------------------------------------------------------------------------------------------------------------------
        Security:  57772K101
    Meeting Type:  Annual
    Meeting Date:  05-Nov-2020
          Ticker:  MXIM
            ISIN:  US57772K1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: William P. Sullivan                 Mgmt          For                            For

1B.    Election of Director: Tunc Doluca                         Mgmt          For                            For

1C.    Election of Director: Tracy C. Accardi                    Mgmt          For                            For

1D.    Election of Director: James R. Bergman                    Mgmt          For                            For

1E.    Election of Director: Joseph R. Bronson                   Mgmt          For                            For

1F.    Election of Director: Robert E. Grady                     Mgmt          For                            For

1G.    Election of Director: Mercedes Johnson                    Mgmt          For                            For

1H.    Election of Director: William D. Watkins                  Mgmt          For                            For

1I.    Election of Director: MaryAnn Wright                      Mgmt          For                            For

2.     To ratify the appointment of                              Mgmt          For                            For
       PricewaterhouseCoopers  LLP as Maxim
       Integrated's independent registered public
       accounting firm for the fiscal year ending
       June 26, 2021.

3.     Advisory vote to approve named executive                  Mgmt          For                            For
       officer compensation.




--------------------------------------------------------------------------------------------------------------------------
 MONOCLE ACQUISITION CORPORATION                                                             Agenda Number:  935287373
--------------------------------------------------------------------------------------------------------------------------
        Security:  609754106
    Meeting Type:  Special
    Meeting Date:  04-Nov-2020
          Ticker:  MNCL
            ISIN:  US6097541063
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - to                    Mgmt          For                            For
       approve and adopt the Amend and Restated
       Agreement and Plan of Merger, dated as of
       September 8, 2020, by and among Monocle,
       Monocle Holdings Inc., ("NewCo"), AerSale
       Corp., a Delaware corporation ("AerSale"),
       Monocle Merger Sub 1 Inc., a Delaware
       corporation and a wholly- owned direct
       subsidiary of NewCo, Monocle Merger Sub 2
       LLC and Leonard Green & Partners, L.P., a
       Delaware limited partnership, solely in its
       capacity as the Holder Representative, and
       approve the transactions contemplated
       thereby.

2.     The Nasdaq Proposal - to approve, for                     Mgmt          For                            For
       proposes of complying with applicable
       Nasdaq listing rules, the issuance by
       NewCo, as successor to Monocle, of NewCo
       Common Stock in the Business Combination in
       an amount equal to 20% or more of the
       amount of Monocle's issued and outstanding
       common stock immediately prior to the
       issuance.

3.     The Incentive Plan Proposal - to approve                  Mgmt          For                            For
       the 2020 Equity Incentive Plan, which is an
       incentive compensation plan for directors,
       officers, employees, consultants, and
       advisors of NewCo and its subsidiaries,
       including AerSale.

4.     The Employee Purchase Plan Proposal - to                  Mgmt          For                            For
       approve the 2020 Employee Stock Purchase
       Plan, which is an incentive compensation
       plan for employees of NewCo and its
       subsidiaries, including AerSale.

5.     The Adjournment Proposal - to adjourn the                 Mgmt          For                            For
       Special Meeting to a later date or dates,
       if necessary to permit further solicitation
       and vote of proxies in the event that there
       are insufficient votes for, or otherwise in
       connection with, the approval of the
       Business Combination Proposal or the Nasdaq
       Proposal.




--------------------------------------------------------------------------------------------------------------------------
 MONOCLE ACQUISITION CORPORATION                                                             Agenda Number:  935286725
--------------------------------------------------------------------------------------------------------------------------
        Security:  609754106
    Meeting Type:  Special
    Meeting Date:  06-Nov-2020
          Ticker:  MNCL
            ISIN:  US6097541063
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Charter Amendment: To amend the                       Mgmt          For                            For
       Company's amended and restated certificate
       of incorporation to extend the date by
       which the Company has to consummate a
       business combination for an additional
       three months, from November 11, 2020 to
       February 11, 2021.

2.     The Adjournment Proposal: To direct the                   Mgmt          For                            For
       chairman of the special meeting to adjourn
       the special meeting to a later date or
       dates, if necessary, to permit further
       solicitation and vote of proxies if, based
       upon the tabulated vote at the time of the
       special meeting, there are not sufficient
       votes to approve the foregoing proposal.




--------------------------------------------------------------------------------------------------------------------------
 NAVISTAR INTERNATIONAL CORPORATION                                                          Agenda Number:  935333081
--------------------------------------------------------------------------------------------------------------------------
        Security:  63934E108
    Meeting Type:  Annual
    Meeting Date:  02-Mar-2021
          Ticker:  NAV
            ISIN:  US63934E1082
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Merger Agreement and                         Mgmt          For                            For
       transactions contemplated thereby.

2.     To approve certain compensation                           Mgmt          For                            For
       arrangements for the Company's named
       executive officers in connection with the
       Merger.

3.     DIRECTOR
       Troy A. Clarke                                            Mgmt          For                            For
       Jose Maria Alapont                                        Mgmt          For                            For
       Stephen R. D'Arcy                                         Mgmt          For                            For
       Vincent J. Intrieri                                       Mgmt          For                            For
       Mark H. Rachesky, M.D.                                    Mgmt          For                            For
       Christian Schulz                                          Mgmt          For                            For
       Kevin M. Sheehan                                          Mgmt          For                            For
       Dennis A. Suskind                                         Mgmt          For                            For
       Janet T. Yeung                                            Mgmt          For                            For

4.     Advisory Vote on Executive Compensation.                  Mgmt          For                            For

5.     Vote to ratify the selection of KPMG LLP as               Mgmt          For                            For
       our independent registered public
       accounting firm.

6.     To approve the adjournment or postponement                Mgmt          For                            For
       of the Annual Meeting, if necessary, to
       continue to solicit votes for the Merger
       Proposal.




--------------------------------------------------------------------------------------------------------------------------
 NOBLE ENERGY, INC.                                                                          Agenda Number:  935267422
--------------------------------------------------------------------------------------------------------------------------
        Security:  655044105
    Meeting Type:  Special
    Meeting Date:  02-Oct-2020
          Ticker:  NBL
            ISIN:  US6550441058
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Agreement and Plan of Merger,                Mgmt          For                            For
       dated as of July 20, 2020 (as may be
       amended from time to time, the "merger
       agreement"), by and among Chevron
       Corporation, Chelsea Merger Sub Inc. and
       Noble Energy, Inc. ("Noble Energy").

2.     To approve, on an advisory (non-binding)                  Mgmt          For                            For
       basis, the compensation that may be paid or
       become payable to Noble Energy's named
       executive officers that is based on or
       otherwise related to the merger.

3.     To approve the adjournment of the special                 Mgmt          For                            For
       meeting, if necessary or appropriate, to
       solicit additional proxies if there are not
       sufficient votes to adopt the merger
       agreement.




--------------------------------------------------------------------------------------------------------------------------
 NUANCE COMMUNICATIONS, INC.                                                                 Agenda Number:  935445406
--------------------------------------------------------------------------------------------------------------------------
        Security:  67020Y100
    Meeting Type:  Special
    Meeting Date:  15-Jun-2021
          Ticker:  NUAN
            ISIN:  US67020Y1001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Agreement and Plan of Merger,                Mgmt          For                            For
       dated as of April 11, 2021, by and among
       Microsoft Corporation, Big Sky Merger Sub
       Inc. ("Sub") and Nuance Communications,
       Inc. (the "Company"), pursuant to which Sub
       will merge with and into the Company (the
       "Merger").

2.     To approve, by means of a non-binding,                    Mgmt          For                            For
       advisory vote, compensation that will or
       may become payable to the Company's named
       executive officers in connection with the
       Merger.




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN AMT FREE QUALITY MUNI INC FD                                                         Agenda Number:  935245541
--------------------------------------------------------------------------------------------------------------------------
        Security:  670657105
    Meeting Type:  Annual
    Meeting Date:  05-Aug-2020
          Ticker:  NEA
            ISIN:  US6706571055
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1C.    DIRECTOR
       John K. Nelson                                            Mgmt          For                            For
       Terence J. Toth                                           Mgmt          For                            For
       Robert L. Young                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN INTER DURATION MUN TERM FD                                                           Agenda Number:  935346141
--------------------------------------------------------------------------------------------------------------------------
        Security:  670671106
    Meeting Type:  Annual
    Meeting Date:  25-May-2021
          Ticker:  NID
            ISIN:  US6706711065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    DIRECTOR
       Jack B. Evans                                             Mgmt          For                            For
       Matthew Thornton III                                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN MUNICIPAL CREDIT INCOME FUND                                                         Agenda Number:  935245541
--------------------------------------------------------------------------------------------------------------------------
        Security:  67070X101
    Meeting Type:  Annual
    Meeting Date:  05-Aug-2020
          Ticker:  NZF
            ISIN:  US67070X1019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1C.    DIRECTOR
       John K. Nelson                                            Mgmt          For                            For
       Terence J. Toth                                           Mgmt          For                            For
       Robert L. Young                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN NY AMT-FREE QUALITY MUNI INC FD                                                      Agenda Number:  935245541
--------------------------------------------------------------------------------------------------------------------------
        Security:  670656107
    Meeting Type:  Annual
    Meeting Date:  05-Aug-2020
          Ticker:  NRK
            ISIN:  US6706561072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1C.    DIRECTOR
       John K. Nelson                                            Mgmt          For                            For
       Terence J. Toth                                           Mgmt          For                            For
       Robert L. Young                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 OAKTREE ACQUISITION CORP.                                                                   Agenda Number:  935321757
--------------------------------------------------------------------------------------------------------------------------
        Security:  G67145105
    Meeting Type:  Special
    Meeting Date:  19-Jan-2021
          Ticker:  OAC
            ISIN:  KYG671451055
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal -                       Mgmt          For                            For
       RESOLVED, as an ordinary resolution, that
       OAC's entry into the Agreement and Plan of
       Merger, dated as of September 30, 2020 (as
       may be amended, supplemented or otherwise
       modified from time to time, the "Merger
       Agreement"), by and among OAC, Rx Merger
       Sub Inc., a Delaware corporation ("OAC
       Merger Sub"), and Hims, Inc., a Delaware
       corporation ("Hims"), a copy of which is
       attached to the proxy statement/prospectus
       as Annex A.

2.     The Domestication Proposal - RESOLVED, as a               Mgmt          For                            For
       special resolution, that OAC be transferred
       by way of continuation to Delaware pursuant
       to Part XII of the Companies Law (as
       amended) of the Cayman Islands and Section
       388 of the General Corporation Law of the
       State of Delaware ("DGCL") and, immediately
       upon being de-registered in the Cayman
       Islands, OAC be continued and domesticated
       as a corporation under the laws of the
       State.

3.     Governing Documents Proposal A - RESOLVED,                Mgmt          For                            For
       as a special resolution, that the change in
       the authorized share capital of OAC from
       US$55,100 divided into (i) 500,000,000
       Class A ordinary shares, par value $0.0001
       per share, (ii) 50,000,000 Class B ordinary
       shares, par value $0.0001 per share, and
       (iii) 1,000,000 preference shares, par
       value $0.0001 per share,.

4.     Governing Documents Proposal B - RESOLVED,                Mgmt          For                            For
       as a special resolution, that the
       authorization to the New Hims Board (as
       defined in the proxy statement/prospectus)
       to issue any or all shares of New Hims
       Preferred Stock (as defined in the proxy
       statement/prospectus) in one or more
       classes or series, with such terms and
       conditions as may be expressly determined
       by the New Hims Board and as may be
       permitted by the DGCL be approved.

5.     Governing Documents Proposal C - RESOLVED,                Mgmt          For                            For
       as a special resolution, that the removal
       of the ability of New Hims stockholders to
       take action by written consent in lieu of a
       meeting from and after the time that Mr.
       Dudum and his affiliates and permitted
       transferees no longer beneficially own a
       majority of the voting power of the
       then-outstanding shares of capital stock of
       New Hims be approved.

6.     Governing Documents Proposal D - RESOLVED,                Mgmt          For                            For
       as a special resolution, that the amendment
       and restatement of the Existing Governing
       Documents be approved and that all other
       changes necessary or, as mutually agreed in
       good faith by OAC and Hims, desirable in
       connection with the replacement of Existing
       Governing Documents with the Proposed
       Certificate of Incorporation and Proposed
       Bylaws as part of the Domestication (copies
       of which are attached to the accompanying
       proxy statement/prospectus as Annex C and
       Annex D, respectively),.

7.     Governing Documents Proposal E - RESOLVED,                Mgmt          For                            For
       as a special resolution, that the issuance
       of shares of New Hims Class V Common Stock,
       which will allow holders of New Hims Class
       V Common Stock to cast 175 votes per share
       of New Hims Class V Common Stock be
       approved.

8.     Governing Documents Proposal F - RESOLVED,                Mgmt          For                            For
       as a special resolution, that the amendment
       of the Existing Governing Documents so as
       to declassify New Hims' board of directors
       for so long as Mr. Andrew Dudum and his
       affiliates and permitted transferees
       beneficially own shares of New Hims Class V
       Common Stock and such shares have not
       converted into shares of New Hims Class A
       Common Stock in accordance with the
       Proposed Certificate of Incorporation be
       approved.

9.     The NYSE Proposal - RESOLVED, as an                       Mgmt          For                            For
       ordinary resolution, that for the purposes
       of complying with the applicable provisions
       of NYSE Listing Rule 312.03, the issuance
       of shares of New Hims Class A Common Stock
       and shares of New Hims Class V Common Stock
       be approved.

10.    The Incentive Equity Plan Proposal -                      Mgmt          For                            For
       RESOLVED, as an ordinary resolution, that
       the Hims & Hers Health, Inc. 2020 Equity
       Incentive Plan, a copy of which is attached
       to the proxy statement/prospectus as Annex
       J, be adopted and approved.

11.    The Employee Stock Purchase Plan Proposal -               Mgmt          For                            For
       RESOLVED, as an ordinary resolution, that
       the Hims & Hers Health, Inc. 2020 Employee
       Stock Purchase Plan, a copy of which is
       attached to the accompanying proxy
       statement/prospectus as Annex K, be adopted
       and approved.

12.    The Adjournment Proposal - RESOLVED, as an                Mgmt          For                            For
       ordinary resolution, that the adjournment
       of the extraordinary general meeting to a
       later date or dates (A) to the extent
       necessary to ensure that any required
       supplement or amendment to the accompanying
       proxy statement/prospectus is provided to
       OAC shareholders, (B) in order to solicit
       additional proxies from OAC shareholders in
       favor of one or more of the proposals at
       the extraordinary general meeting or (C) if
       OAC shareholders redeem an amount of the
       public shares.




--------------------------------------------------------------------------------------------------------------------------
 ORISUN ACQUISITION CORP.                                                                    Agenda Number:  935295407
--------------------------------------------------------------------------------------------------------------------------
        Security:  68632T109
    Meeting Type:  Special
    Meeting Date:  16-Nov-2020
          Ticker:  ORSN
            ISIN:  US68632T1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the merger of Orisun with and                  Mgmt          For                            For
       into Ucommune International Ltd, or PubCo,
       its wholly owned Cayman Islands subsidiary,
       with PubCo surviving the merger. The merger
       will change Orisun's place of incorporation
       from Delaware to Cayman Islands. We refer
       to the merger as the Reincorporation
       Merger. This proposal is referred to as the
       "Reincorporation Merger Proposal" or
       "Proposal No. 1".

2.     To approve the authorization for PubCo's                  Mgmt          For                            For
       board of directors to complete the merger
       of Everstone Inernational Ltd or Merger Sub
       into Ucommune Group Holdings Limited, or
       Ucommune, resulting Ucommune becoming a
       wholly owned subsidiary of PubCo. We refer
       to the merger as the Acquisition Merger.
       This proposal is referred to as the
       "Acquisition Merger Proposal" or "Proposal
       No No. 2".

3.     To approve PubCo's 2020 Equity Incentive                  Mgmt          For                            For
       Plan. This proposal is referred to as the
       "Incentive Plan Proposal" or "Proposal 3".

4.     To approve the adjournment of the Special                 Mgmt          For                            For
       meeting in the event Orisun does not
       receive the requisite stockholder vote to
       approve the Business Combination. This
       proposal is called the "Business
       Combination Adjournment Proposal" or
       "Proposal 4".




--------------------------------------------------------------------------------------------------------------------------
 PIVOTAL INVESTMENT CORPORATION II                                                           Agenda Number:  935316390
--------------------------------------------------------------------------------------------------------------------------
        Security:  72582K100
    Meeting Type:  Annual
    Meeting Date:  21-Dec-2020
          Ticker:  PIC
            ISIN:  US72582K1007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve and adopt the Merger Agreement,                Mgmt          For                            For
       and the transactions contemplated thereby,
       including the merger of PIC II Merger Sub
       Corp. with and into XL Hybrids, Inc., and
       the issuance of shares of Pivotal II's
       Class A common stock to XL's
       securityholders in the Merger.

2.     To approve the issuance of 15,000,000                     Mgmt          For                            For
       shares in a private placement.

3.     To approve amendments to Pivotal II's                     Mgmt          For                            For
       current amended and restated certificate of
       incorporation to: change the name of
       Pivotal II to "XL Fleet Corp."

4.     To approve amendments to Pivotal II's                     Mgmt          For                            For
       current amended and restated certificate of
       incorporation to: increase the number of
       shares of Class A common stock Pivotal II
       is authorized to issue to 350,000,000
       shares and remove the provisions for
       Pivotal's current Class B common stock.

5.     To approve amendments to Pivotal II's                     Mgmt          For                            For
       current amended and restated certificate of
       incorporation to: remove the various
       provisions applicable only to special
       purpose acquisition companies and make
       certain other changes that the Pivotal II
       board deems appropriate for a public
       operating company.

6.     DIRECTOR
       Sarah Sclarsic#                                           Mgmt          For                            For
       Declan P. Flanagan#                                       Mgmt          For                            For
       Debora Frodl#                                             Mgmt          For                            For
       Kevin Griffin*                                            Mgmt          For                            For
       Niharika Ramdev*                                          Mgmt          For                            For
       Christopher Hayes*                                        Mgmt          For                            For
       Jonathan J. Ledecky**                                     Mgmt          For                            For
       Thomas J. Hynes III**                                     Mgmt          For                            For
       Dimitri N. Kazarinoff**                                   Mgmt          For                            For

7.     To approve the 2020 Equity Incentive Plan.                Mgmt          For                            For

8.     To adjourn the annual meeting to a later                  Mgmt          For                            For
       date or dates if it is determined by the
       officer presiding over the annual meeting
       that more time is necessary for Pivotal II
       to consummate the Merger and the other
       transactions contemplated by the Merger
       Agreement.




--------------------------------------------------------------------------------------------------------------------------
 PRA HEALTH SCIENCES, INC.                                                                   Agenda Number:  935427650
--------------------------------------------------------------------------------------------------------------------------
        Security:  69354M108
    Meeting Type:  Special
    Meeting Date:  15-Jun-2021
          Ticker:  PRAH
            ISIN:  US69354M1080
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Agreement and Plan of Merger,                Mgmt          For                            For
       dated as of February 24, 2021, by and among
       ICON plc ("ICON"), PRA Health Sciences,
       Inc. ("PRA"), ICON US Holdings Inc., a
       wholly owned subsidiary of ICON ("US
       HoldCo"), and Indigo Merger Sub, Inc., a
       wholly owned subsidiary of ICON and US
       HoldCo (such agreement, as it may be
       amended from time to time, the "merger
       agreement" and such proposal, the "PRA
       merger agreement proposal").

2.     To approve, on an advisory (non-binding)                  Mgmt          For                            For
       basis, the executive officer compensation
       that will or may be paid to PRA's named
       executive officers that is based on or
       otherwise relates to the transactions
       contemplated by the merger agreement (the
       "PRA compensation proposal").

3.     To approve the adjournment of the PRA                     Mgmt          For                            For
       stockholder meeting to solicit additional
       proxies if there are not sufficient votes
       at the time of the PRA stockholder meeting
       to approve the PRA merger agreement
       proposal or to ensure that any supplement
       or amendment to the accompanying joint
       proxy statement/prospectus is timely
       provided to PRA stockholders (the "PRA
       adjournment proposal").




--------------------------------------------------------------------------------------------------------------------------
 QURATE RETAIL, INC.                                                                         Agenda Number:  935395245
--------------------------------------------------------------------------------------------------------------------------
        Security:  74915M308
    Meeting Type:  Annual
    Meeting Date:  25-May-2021
          Ticker:  QRTEP
            ISIN:  US74915M3088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Richard N. Barton                                         Mgmt          For                            For
       Michael A. George                                         Mgmt          For                            For
       Gregory B. Maffei                                         Mgmt          For                            For

2.     The auditors ratification proposal, to                    Mgmt          For                            For
       ratify the selection of KPMG LLP as our
       independent auditors for the fiscal year
       ending December 31, 2021.




--------------------------------------------------------------------------------------------------------------------------
 REALPAGE, INC.                                                                              Agenda Number:  935334261
--------------------------------------------------------------------------------------------------------------------------
        Security:  75606N109
    Meeting Type:  Special
    Meeting Date:  08-Mar-2021
          Ticker:  RP
            ISIN:  US75606N1090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the adoption of the Agreement                  Mgmt          For                            For
       and Plan of Merger (the "Merger
       Agreement"), dated as of December 20, 2020,
       by and among Mirasol Parent, LLC, Mirasol
       Merger Sub, Inc., and RealPage, Inc.
       ("RealPage").

2.     To approve, on an advisory (non-binding)                  Mgmt          For                            For
       basis, the compensation that may be paid or
       become payable to RealPage's named
       executive officers that is based on or
       otherwise relates to the Merger Agreement
       and the transactions contemplated by the
       Merger Agreement.

3.     To adjourn the special meeting to a later                 Mgmt          For                            For
       date or dates if necessary or appropriate
       to solicit additional proxies if there are
       insufficient votes to approve Proposal 1 at
       the time of the special meeting.




--------------------------------------------------------------------------------------------------------------------------
 ROYAL DUTCH SHELL PLC                                                                       Agenda Number:  935396653
--------------------------------------------------------------------------------------------------------------------------
        Security:  780259107
    Meeting Type:  Annual
    Meeting Date:  18-May-2021
          Ticker:  RDSB
            ISIN:  US7802591070
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receipt of Annual Report & Accounts.                      Mgmt          For                            For

2.     Approval of Directors' Remuneration Report.               Mgmt          For                            For

3.     Appointment of Jane Holl Lute as a Director               Mgmt          For                            For
       of the Company.

4.     Reappointment of Ben van Beurden as a                     Mgmt          For                            For
       Director of the Company.

5.     Reappointment of Dick Boer as a Director of               Mgmt          For                            For
       the Company.

6.     Reappointment of Neil Carson as a Director                Mgmt          For                            For
       of the Company.

7.     Reappointment of Ann Godbehere as a                       Mgmt          For                            For
       Director of the Company.

8.     Reappointment of Euleen Goh as a Director                 Mgmt          For                            For
       of the Company.

9.     Reappointment of Catherine Hughes as a                    Mgmt          For                            For
       Director of the Company.

10.    Reappointment of Martina Hund-Mejean as a                 Mgmt          For                            For
       Director of the Company.

11.    Reappointment of Sir Andrew Mackenzie as a                Mgmt          For                            For
       Director of the Company.

12.    Reappointment of Abraham (Bram) Schot as a                Mgmt          For                            For
       Director of the Company.

13.    Reappointment of Jessica Uhl as a Director                Mgmt          For                            For
       of the Company.

14.    Reappointment of Gerrit Zalm as a Director                Mgmt          For                            For
       of the Company.

15.    Reappointment of Auditors.                                Mgmt          For                            For

16.    Remuneration of Auditors.                                 Mgmt          For                            For

17.    Authority to allot shares.                                Mgmt          For                            For

18.    Disapplication of pre-emption rights.                     Mgmt          For                            For

19.    Authority to purchase own shares.                         Mgmt          For                            For

20.    Shell's Energy Transition Strategy.                       Mgmt          For                            For

21.    Shareholder resolution.                                   Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 SINA CORPORATION                                                                            Agenda Number:  935311390
--------------------------------------------------------------------------------------------------------------------------
        Security:  G81477104
    Meeting Type:  Special
    Meeting Date:  22-Dec-2020
          Ticker:  SINA
            ISIN:  KYG814771047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     THAT the Agreement and Plan of Merger,                    Mgmt          For                            For
       dated as of September 28, 2020 (the "Merger
       Agreement"), among the Company, New Wave
       Holdings Limited, an exempted company with
       limited liability incorporated under the
       laws of the Cayman Islands ("Parent"), and
       New Wave Mergersub Limited, an exempted
       company with limited liability incorporated
       under the laws of the Cayman Islands and a
       wholly owned subsidiary of Parent ("Merger
       Sub").

2.     THAT each member of a special committee of                Mgmt          For                            For
       the Board, composed solely of independent
       and disinterested directors of the Company
       (the "Special Committee") and the Chief
       Financial Officer of the Company each be
       authorized to do all things necessary to
       give effect to the Merger Agreement, the
       Plan of Merger and the consummation of the
       Transactions, including the Merger, the
       Variation of Capital and the Adoption of
       Amended M&A.

3.     THAT the Extraordinary General Meeting be                 Mgmt          For                            For
       adjourned in order to allow the Company to
       solicit additional proxies in the event
       that there are insufficient proxies
       received at the time of the Extraordinary
       General Meeting to pass the special
       resolutions mentioned above to be proposed
       at the Extraordinary General Meeting.




--------------------------------------------------------------------------------------------------------------------------
 SLACK TECHNOLOGIES, INC.                                                                    Agenda Number:  935332623
--------------------------------------------------------------------------------------------------------------------------
        Security:  83088V102
    Meeting Type:  Special
    Meeting Date:  02-Mar-2021
          Ticker:  WORK
            ISIN:  US83088V1026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     A proposal to adopt the Agreement and Plan                Mgmt          For                            For
       of Merger, dated as of December 1, 2020 (as
       it may be amended from time to time, the
       "merger agreement"), among salesforce.com,
       inc., Skyline Strategies I Inc., Skyline
       Strategies II LLC and Slack Technologies,
       Inc. ("Slack") and approve the transactions
       contemplated thereby.

2.     A proposal to approve, by a non-binding                   Mgmt          For                            For
       advisory vote, certain compensation that
       may be paid or become payable to Slack's
       named executive officers that is based on
       or otherwise relates to the mergers
       contemplated by the merger agreement.




--------------------------------------------------------------------------------------------------------------------------
 SOCIAL CAPITAL HEDOSOPHIA HLDGS CORP III                                                    Agenda Number:  935317330
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8251K107
    Meeting Type:  Special
    Meeting Date:  06-Jan-2021
          Ticker:  IPOC
            ISIN:  KYG8251K1076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The BCA Proposal - To approve by ordinary                 Mgmt          For                            For
       resolution and adopt the Agreement and Plan
       of Merger, dated as of October 5, 2020 (the
       "Merger Agreement"), by and among SCH,
       Asclepius Merger Sub Inc. ("Merger Sub")
       and Clover Health Investments, Corp.
       ("Clover"), a copy of which is attached to
       the accompanying proxy statement/prospectus
       statement as Annex A.

2.     The Domestication Proposal - To approve by                Mgmt          For                            For
       special resolution, the change of SCH's
       jurisdiction of incorporation by
       deregistering as an exempted company in the
       Cayman Islands and continuing and
       domesticating as a corporation incorporated
       under the laws of the State of Delaware
       (the "Domestication" and, together with the
       Mergers, the "Business Combination".

3.     Organizational Documents Proposal A - To                  Mgmt          For                            For
       authorize the change in the authorized
       capital stock of SCH from 500,000,000 Class
       A ordinary shares, par value $0.0001 per
       share, 50,000,000 Class B ordinary shares,
       par value $0.0001 per share, and 5,000,000
       preferred shares, par value $0.0001 per
       share, to 2,500,000,000 shares of Class A
       common stock, par value $0.0001 per share,
       of Clover Health (the "Clover Health Class
       A common stock"), 500,000,000 shares of
       Class B common stock, par value $0.0001 per
       share, of Clover Health.

4.     Organizational Documents Proposal B - To                  Mgmt          For                            For
       authorize the board of directors of Clover
       Health to issue any or all shares of Clover
       Health preferred stock in one or more
       classes or series, with such terms and
       conditions as may be expressly determined
       by the Board and as may be permitted by the
       DGCL.

5.     Organizational Documents Proposal C - To                  Mgmt          For                            For
       provide that holders of shares of Clover
       Health Class A common stock will be
       entitled to cast one vote per share of
       Clover Health Class A common stock and
       holders of shares of Clover Health Class B
       common stock will be entitled to cast 10
       votes per share of Clover Health Class B
       common stock on each matter properly
       submitted to Clover Health stockholders
       entitled to vote.

6.     Organizational Documents Proposal D - To                  Mgmt          For                            For
       provide that the board of directors of
       Clover Health be divided into three classes
       with only one class of directors being
       elected in each year and each class serving
       a three-year term.

7.     Organizational Documents Proposal E - To                  Mgmt          For                            For
       authorize all other changes in connection
       with the replacement of the Cayman
       Constitutional Documents with the Proposed
       Certificate of Incorporation and Proposed
       Bylaws as part of the Domestication (copies
       of which are attached to the accompanying
       proxy statement/prospectus as Annex J and
       Annex K, respectively),.

8.     Director Election Proposal - To approve by                Mgmt          For                            For
       ordinary resolution, the election of five
       directors who, upon consummation of the
       Business Combination, will be the directors
       of Clover Health.

9.     The Stock Issuance Proposal - To approve by               Mgmt          For                            For
       ordinary resolution, for purposes of
       complying with the applicable provisions of
       Section 312.03 of the NYSE Listed Company
       Manual, the issuance of shares of Clover
       Health Class A common stock or Clover
       Health Class B common stock, as applicable,
       to (a) the PIPE Investors, including the
       Sponsor Related PIPE Investors, pursuant to
       the PIPE Investment and (b) the Clover
       Stockholders pursuant to the Merger
       Agreement (as such terms are defined in the
       accompanying proxy statement/prospectus).

10.    The Equity Incentive Plan Proposal - To                   Mgmt          For                            For
       approve by ordinary resolution, the Clover
       Health 2020 Equity Incentive Plan.

11.    The Management Incentive Plan Proposal - To               Mgmt          For                            For
       approve by ordinary resolution, the Clover
       Health 2020 Management Incentive Plan.

12.    The ESPP Proposal - To approve by ordinary                Mgmt          For                            For
       resolution, the Clover Health 2020 Employee
       Stock Purchase Plan.

13.    The Adjournment Proposal - To approve by                  Mgmt          For                            For
       ordinary resolution, the adjournment of the
       extraordinary general meeting to a later
       date or dates, if necessary, to permit
       further solicitation and vote of proxies in
       the event that there are insufficient votes
       for the approval of one or more proposals
       at the extraordinary general meeting.




--------------------------------------------------------------------------------------------------------------------------
 SOFTWARE ACQUISITION GROUP INC.                                                             Agenda Number:  935279340
--------------------------------------------------------------------------------------------------------------------------
        Security:  83406B101
    Meeting Type:  Special
    Meeting Date:  12-Oct-2020
          Ticker:  SAQN
            ISIN:  US83406B1017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal: To                     Mgmt          For                            For
       consider and vote upon a proposal to
       approve the Agreement and Plan of Merger,
       dated as of August 10, 2020, by and among
       Software Acquisition Group Inc. (the
       "Company"), CS Merger Sub, Inc.,
       CuriosityStream Inc. ("CuriosityStream")
       and Hendricks Factual Media LLC and the
       transactions contemplated thereby
       (collectively, the "Business Combination"),
       including the merger of CuriosityStream
       into CS Merger Sub, Inc. (the "Business
       Combination Proposal")

2.     Authorized Shares: To authorize the change                Mgmt          For                            For
       in the authorized capital stock of the
       Company from (a) 110,000,000 shares of
       common stock, consisting of 100,000,000
       shares of Class A Common Stock and
       10,000,000 shares of Class B Common Stock
       and 1,000,000 shares of preferred stock to
       (b) 125,000,000 shares common stock and
       1,000,000 shares of preferred stock.

3.     Elimination of Class B Common Stock: To                   Mgmt          For                            For
       authorize the removal of all provisions
       relating to the Class B Common Stock,
       including without limitation conversion,
       anti-dilution and special voting rights of
       the Class B Common Stock.

4.     No Class Vote on Changes in Authorized                    Mgmt          For                            For
       Number of Shares of Stock: To provide that
       with respect to any vote to modify the
       number of authorized shares of any
       class(es) of stock requires the affirmative
       vote of holders of the majority of the
       voting power of the Company stock entitled
       to vote generally in the election of
       directors, voting as a single class,
       without a separate vote of the holders of
       the class(es) the number of authorized
       shares of which are being increased or
       decreased, unless a separate voting
       standard is expressly required.

5.     Number of Directors to be Determined in                   Mgmt          For                            For
       Bylaws: To provide that the number of
       directors shall be fixed from time to time
       in the manner provided in New
       CuriosityStream's Bylaws.

6.     Amendments to Waiver of Corporate                         Mgmt          For                            For
       Opportunities Prospective Only: To provide
       that any alteration, amendment, addition to
       or repeal of the provisions of the Proposed
       Charter that relates to the waiver of
       corporate opportunities will not eliminate
       or reduce such provisions in respect of any
       business opportunity first identified or
       any other matter occurring, or any cause of
       action, suit or claim that, but for such
       provisions, would accrue or arise, prior to
       such alteration, amendment, addition repeal
       or adoption.

7.     Required Vote to Amend Certain Provisions                 Mgmt          For                            For
       Relating to the Directors: To require the
       affirmative vote of 66.7% of the
       outstanding shares of stock entitled to
       vote in the election of directors, voting
       as a single class, to effect any amendment
       to the charter relating to the powers,
       number, election, term, vacancies or
       removal of directors of New
       CuriosityStream.

8.     Removal of Exemptions to Deemed Service of                Mgmt          For                            For
       Process in Exclusive Forum Provision: To
       remove specific exemptions to the deemed
       acceptance of service of process on counsel
       bringing claims outside Delaware for
       stockholder suits as to which the (a)
       Delaware Chancery Court (the "Court")
       determines there is an indispensable party
       not subject to the Court's jurisdiction,
       (b) is vested in the exclusive jurisdiction
       of a court or forum other than the Court or
       (c) for which the Court does not have
       subject matter jurisdiction.

9.     Exclusive Forum for Internal Corporate                    Mgmt          For                            For
       Claims: To provide that the Delaware
       Chancery Court will be the exclusive
       jurisdiction for any stockholder to bring
       any action asserting an "internal corporate
       claim" as defined in Section 115 of the
       Delaware General Corporation Law.

10.    Exclusive Forum for Claims Under the                      Mgmt          For                            For
       Securities Act and for Offers and Sales of
       Securities: To provide that the Federal
       District Courts of the United States of
       America will be the exclusive forum for
       resolution of any complaint asserting a
       cause of action under the Securities Act of
       1933, as amended, or with respect to the
       offer or sale of securities of the Company.

11.    Replacement of the Existing Charter: To                   Mgmt          For                            For
       authorize all other changes in connection
       with the amendment and restatement of the
       Existing Charter (a copy of which is
       attached to the proxy statement as Annex
       B).

12.    The Stock Issuance Proposal: To consider                  Mgmt          For                            For
       and vote upon a proposal to approve, for
       the purpose of complying with NASDAQ
       Listing Rule 5635(a), the issuance of Class
       A Common Stock pursuant to the merger
       agreement and 2,500,000 shares of Class A
       Common Stock to certain investors in a
       private placement.

13.    The Omnibus Incentive Plan Proposal: To                   Mgmt          For                            For
       consider and vote upon a proposal to
       approve and adopt the CuriosityStream Inc.
       2020 Omnibus Incentive Plan.

14.    The Adjournment Proposal: To allow, if                    Mgmt          For                            For
       necessary, Software Acquisition Group's
       board of directors to adjourn the Special
       Meeting to a later date(s) to permit
       further solicitation of proxies if there
       are not sufficient votes to approve the
       Proposals, or holders of Software
       Acquisition Group's public shares have
       elected to redeem an amount of public
       shares such that Software Acquisition Group
       would have less than $5,000,001 of net
       tangible assets.

15.    Shareholder Certification: I hereby certify               Mgmt          Take No Action
       that I am not acting in concert or as a
       "group" as defined in Section 13(d)(3) of
       the Securities Exchange Act of 1934, as
       amended, with any other shareholder with
       respect to the shares represented hereby in
       connection with the Business Combination.
       (FOR= I AM NOT) (AGAINST = I AM)




--------------------------------------------------------------------------------------------------------------------------
 SOGOU INC.                                                                                  Agenda Number:  935324018
--------------------------------------------------------------------------------------------------------------------------
        Security:  83409V104
    Meeting Type:  Annual
    Meeting Date:  27-Jan-2021
          Ticker:  SOGO
            ISIN:  US83409V1044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I.1    Election of Director: Charles Zhang                       Mgmt          For                            For

I.2    Election of Director: Xiaochuan Wang                      Mgmt          For                            For

I.3    Election of Director: Yu Yin                              Mgmt          For                            For

I.4    Election of Director: Joanna Lu                           Mgmt          For                            For

I.5    Election of Director: Bin Gao                             Mgmt          For                            For

I.6    Election of Director: Janice Lee                          Mgmt          For                            For

I.7    Election of Director: Jinmei He                           Mgmt          For                            For

II.    To ratify the appointment of                              Mgmt          For                            For
       PricewaterhouseCoopers Zhong Tian LLP as
       the Company's independent auditors for the
       fiscal year ending December 31, 2020.




--------------------------------------------------------------------------------------------------------------------------
 SYNCORA HOLDINGS LTD.                                                                       Agenda Number:  935339209
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8649T109
    Meeting Type:  Annual
    Meeting Date:  26-Mar-2021
          Ticker:  SYCRF
            ISIN:  BMG8649T1099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Alan J. Carr                                              Mgmt          For                            For
       E. Grant Gibbons                                          Mgmt          For                            For
       Frederick B. Hnat                                         Mgmt          For                            For
       Frank C. Puleo                                            Mgmt          For                            For
       Coleman D. Ross                                           Mgmt          For                            For
       Robert J. White                                           Mgmt          For                            For

2.     To approve the change of the Company's name               Mgmt          For                            For
       to "SHL Holdings Ltd."

3.     To appoint PricewaterhouseCoopers LLP, New                Mgmt          For                            For
       York, an independent registered public
       accounting firm, as the Company's
       independent auditor for the year 2020.

4.     To refer the determination of the                         Mgmt          For                            For
       remuneration of PricewaterhouseCoopers LLP,
       New York to the Audit Committee of the
       Board of Directors.




--------------------------------------------------------------------------------------------------------------------------
 TALEND S.A.                                                                                 Agenda Number:  935441458
--------------------------------------------------------------------------------------------------------------------------
        Security:  874224207
    Meeting Type:  Annual
    Meeting Date:  29-Jun-2021
          Ticker:  TLND
            ISIN:  US8742242071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     To ratify the provisional appointment of                  Mgmt          For                            For
       Ms. Elissa Fink as Director.

O2     To ratify the provisional appointment of                  Mgmt          For                            For
       Mr. Ryan Kearny as Director.

O3     To renew the term of office of Mr. Ryan                   Mgmt          For                            For
       Kearny as Director.

O4     To renew the term of office of Mr. Patrick                Mgmt          For                            For
       Jones as Director.

O5     To renew the term of office of Ms. Christal               Mgmt          For                            For
       Bemont as Director.

O6     To approve, on an advisory basis, the                     Mgmt          For                            For
       compensation of our named executive
       officers.

O7     To approve the statutory financial                        Mgmt          For                            For
       statements for the year ended December 31,
       2020.

O8     To allocate earnings for the year ended                   Mgmt          For                            For
       December 31, 2020.

O9     To approve the consolidated financial                     Mgmt          For                            For
       statements for the year ended December 31,
       2020 prepared in accordance with IFRS.

O10    To approve an indemnification agreement                   Mgmt          For                            For
       entered into with Ms. Elissa Fink
       (agreement referred to in Articles L.
       225-38 et seq. of the French Commercial
       Code).

O11    To approve an indemnification agreement                   Mgmt          For                            For
       entered into with Mr. Ryan Kearny
       (agreement referred to in Articles L.
       225-38 et seq. of the French Commercial
       Code).

O12    To approve a consulting agreement entered                 Mgmt          For                            For
       into with Mr. Michael Tuchen (agreement
       referred to in Articles L. 225-38 et seq.
       of the French Commercial Code).

O13    To approve a separation agreement and                     Mgmt          For                            For
       release entered into with Mr. Laurent Bride
       (agreement referred to in Articles L.225-38
       et seq. of the French Commercial Code).

O14    To ratify the selection of KPMG LLP as the                Mgmt          For                            For
       independent registered public accountant
       for the Company for the fiscal year ending
       December 31, 2021 with respect to the
       Company's financial statements prepared in
       accordance with generally accepted
       accounting principles in the United States
       for SEC reporting purposes.

E15    To delegate authority to the board of                     Mgmt          For                            For
       directors to grant existing and/or newly
       issued free shares of the Company to all or
       certain employees and/or all or certain
       corporate officers of the Company or
       companies in the group, in accordance with
       the provisions of Articles L. 225-197-1 et
       seq. of the French Commercial Code.

E16    To delegate authority to the board of                     Mgmt          For                            For
       directors to issue share warrants (bons de
       souscription d'actions), without
       shareholders' preferential subscription
       right, for the benefit of a category of
       persons meeting certain characteristics.

E17    To delegate authority to the board of                     Mgmt          For                            For
       directors to grant options to subscribe for
       new ordinary shares or options to purchase
       ordinary shares of the Company, pursuant to
       the provisions of Articles L. 225-177 et
       seq. of the French Commercial Code to all
       or certain employees and/or all or certain
       corporate officers of the Company or
       companies in the group, in accordance with
       the provisions of Articles L. 225-180 et
       seq. of the French Commercial Code.

E18    To limit the amount of issues under                       Mgmt          For                            For
       Proposal Nos. 15, 16 and 17.

E19    To delegate authority to the board of                     Mgmt          For                            For
       directors to increase the share capital by
       way of the issue of shares of the Company
       to participants in a company savings plan
       (plan d'epargned'entreprise) established in
       accordance with Articles L. 3332-1et seq.
       of the French Labor Code.




--------------------------------------------------------------------------------------------------------------------------
 TIFFANY & CO.                                                                               Agenda Number:  935313053
--------------------------------------------------------------------------------------------------------------------------
        Security:  886547108
    Meeting Type:  Special
    Meeting Date:  30-Dec-2020
          Ticker:  TIF
            ISIN:  US8865471085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Amended and Restated Agreement               Mgmt          For                            For
       and Plan of Merger, dated as of October 28,
       2020, (the "merger agreement"), by and
       among the Tiffany & Co. (the "Company"),
       LVMH Moet Hennessy- Louis Vuitton SE, a
       societas Europaea (European company)
       organized under the laws of France
       ("Parent"), Breakfast Holdings Acquisition
       Corp., a Delaware corporation and an
       indirect wholly owned subsidiary of Parent
       ("Holding"), and Breakfast Acquisition
       Corp., a Delaware corporation and a direct
       wholly owned subsidiary of Holding ("Merger
       Sub").

2.     The compensation proposal - To approve, by                Mgmt          For                            For
       non-binding, advisory vote, certain
       compensation arrangements for the Company's
       named executive officers in connection with
       the merger.

3.     N/A                                                       Mgmt          For




--------------------------------------------------------------------------------------------------------------------------
 TOTTENHAM ACQUISITION I LIMITED                                                             Agenda Number:  935289721
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8959N106
    Meeting Type:  Special
    Meeting Date:  06-Nov-2020
          Ticker:  TOTA
            ISIN:  VGG8959N1069
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     APPROVAL OF AN AMENDMENT TO THE COMPANY'S                 Mgmt          For                            For
       AMENDED AND RESTATED MEMORANDUM AND
       ARTICLES OF ASSOCIATION TO EXTEND THE DATE
       BY WHICH THE COMPANY HAS TO CONSUMMATE A
       BUSINESS COMBINATION (THE "EXTENSION") FOUR
       (4) TIMES FOR AN ADDITIONAL ONE MONTH EACH
       TIME FROM NOVEMBER 6, 2020 TO MARCH 6,
       2021.

2.     APPROVAL OF AN AMENDMENT TO THE COMPANY'S                 Mgmt          For                            For
       EXISTING INVESTMENT MANAGEMENT TRUST
       AGREEMENT TO MAKE CHANGES NECESSARY TO
       REFLECT THE EXTENSION.




--------------------------------------------------------------------------------------------------------------------------
 TOTTENHAM ACQUISITION I LIMITED                                                             Agenda Number:  935318700
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8959N106
    Meeting Type:  Special
    Meeting Date:  30-Dec-2020
          Ticker:  TOTA
            ISIN:  VGG8959N1069
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Reincorporation Proposal - To approve the                 Mgmt          For                            For
       merger of Tottenham with and into Chelsea
       Worldwide Inc. or PubCo, its wholly owned
       Delaware subsidiary, with PubCo surviving
       the merger. The merger will change
       Tottenham's place of incorporation from
       British Virgin Islands to Delaware. We
       refer to the merger as the Reincorporation
       Merger. The Reincorporation Merger will be
       effected simultaneously with the
       Acquisition Merger (as defined on the
       reverse side) and therefore the
       Reincorporation Merger ...(due to space
       limits, see proxy material for full
       proposal).

2.     To authorize PubCo to issue 101,000,000                   Mgmt          For                            For
       shares, consisting of 1,000,000 shares of
       Preferred Stock and 100,000,000 shares of
       common stock.

3.     To require an affirmative vote of at least                Mgmt          For                            For
       66 2/3% of the total voting power of the
       then-outstanding shares of stock entitled
       to vote generally in the election of
       directors, voting together as a single
       class, in order to amend, alter, repeal or
       rescind certain provisions of the
       Certificate of Incorporation regarding
       amendment of the bylaws, structure of the
       board of directors, eliminating written
       consents of stockholders and calling
       meetings of the stockholders, limiting
       liability and ...(due to space limits, see
       proxy material for full proposal).

4.     To require an affirmative vote of either a                Mgmt          For                            For
       majority of the board of directors or at
       least a majority of the total voting power
       of all the then-outstanding shares of our
       stock entitled to vote generally in the
       election of directors, voting together as a
       single class; to amend the bylaws; provided
       that an affirmative vote of at least 66
       2/3% of the total voting power of all the
       then-outstanding shares of our stock
       entitled to vote generally in the election
       of directors, voting ...(due to space
       limits, see proxy material for full
       proposal).

5.     To approve that PubCo's board of directors                Mgmt          For                            For
       to be divided into three classes with only
       one class of directors being elected in
       each year and each class serving a
       three-year term.

6.     To provide for (ii) the election of                       Mgmt          For                            For
       director by the affirmative vote of at
       least a plurality of the total voting power
       of all the then-outstanding shares of stock
       of PubCo entitled to vote generally in the
       election of directors (other than those
       directors elected by the holders of any
       series of Preferred Stock, who shall be
       elected pursuant to the terms of such
       Preferred Stock); and (ii) the filling of
       newly-created directorships or any vacancy
       on the board of directors ...(due to space
       limits, see proxy material for full
       proposal).

7.     To provide for the removal of directors                   Mgmt          For                            For
       with cause by the affirmative vote of at
       least 66 2/3% of the total voting power of
       all the then outstanding shares of stock of
       PubCo entitled to vote generally in the
       election of directors, voting together as a
       single class (other than those directors
       elected by the holders of any series of
       Preferred Stock, who shall be removed
       pursuant to the terms of such Preferred
       Stock).

8.     To provide that special meetings of the                   Mgmt          For                            For
       stockholders of PubCo may be called only by
       or at the direction of the board of
       directors of PubCo, the chairman of the
       board of directors of PubCo, or the chief
       executive officer of PubCo.

9.     To provide that actions of stockholders                   Mgmt          For                            For
       must be taken at a duly called annual or
       special meeting of stockholders and may not
       be effected by written consent unless such
       action is recommended or approved by all
       members of the board of directors then in
       office.

10.    To elect not to be governed by Section 203                Mgmt          For                            For
       of the General Corporation Law of the State
       of Delaware (the "DGCL") and, instead, to
       provide that as long as PubCo's common
       stock is registered under Section 12(b) or
       12(g) of the Exchange Act, PubCo is
       prohibited from engaging in any business
       combination (as defined in PubCo's
       Certificate of Incorporation) with any
       interested stockholder (as defined in
       PubCo's Certificate of Incorporation) for a
       period of three years following the time
       ...(due to space limits, see proxy material
       for full proposal).

11.    To waive corporate opportunities for the                  Mgmt          For                            For
       non-employee directors of PubCo.

12.    To provide that the Court of Chancery of                  Mgmt          For                            For
       the State of Delaware or, if such court
       does not have subject matter jurisdiction
       thereof, another state or federal court
       located within the State of Delaware, shall
       be the exclusive forum for certain actions
       and claims and that for claims made under
       the Exchange Act and, to the fullest extent
       permitted by law, claims made under the
       Securities Act of 1933, as amended, the
       claim must be brought in federal district
       court.

13.    To eliminate various provisions applicable                Mgmt          For                            For
       only to blank check companies.

14.    Acquisition Merger Proposal - To approve                  Mgmt          For                            For
       the authorization for PubCo's board of
       directors to complete the merger of
       Creative Worldwide Inc. or Merger Sub into
       Clene Nanomedicine, Inc. or Clene,
       resulting Clene becoming a wholly owned
       subsidiary of PubCo. We refer to the merger
       as the Acquisition Merger. The
       Reincorporation Merger will be effected
       simultaneously with the Acquisition Merger
       and therefore the Reincorporation Merger
       Proposal and the Acquisition Merger
       Proposal are dependent upon each other.

15.    Incentive Plan Proposal: To approve PubCo's               Mgmt          For                            For
       2020 Equity Incentive Plan.

16.    ESPP Proposal - To approve PubCo's 2020                   Mgmt          For                            For
       Employee Stock Purchase Plan.

17.    Business Combination Adjournment Proposal -               Mgmt          For                            For
       To approve the adjournment of the
       extraordinary general meeting in the event
       Tottenham does not receive the requisite
       stockholder vote to approve the Business
       Combination.




--------------------------------------------------------------------------------------------------------------------------
 TRIDENT ACQUISITIONS CORP                                                                   Agenda Number:  935262523
--------------------------------------------------------------------------------------------------------------------------
        Security:  89615T106
    Meeting Type:  Special
    Meeting Date:  28-Aug-2020
          Ticker:  TDAC
            ISIN:  US89615T1060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     APPROVAL OF AN AMENDMENT TO THE COMPANY'S                 Mgmt          For                            For
       AMENDED AND RESTATED CERTIFICATE OF
       INCORPORATION TO EXTEND THE DATE BY WHICH
       THE COMPANY HAS TO CONSUMMATE A BUSINESS
       COMBINATION (THE "EXTENSION") FOR AN
       ADDITIONAL THREE MONTHS.

2.     APPROVAL OF AN AMENDMENT TO THE COMPANY'S                 Mgmt          For                            For
       EXISTING INVESTMENT MANAGEMENT TRUST
       AGREEMENT TO MAKE CHANGES NECESSARY TO
       REFLECT THE EXTENSION.




--------------------------------------------------------------------------------------------------------------------------
 TRIDENT ACQUISITIONS CORP                                                                   Agenda Number:  935306452
--------------------------------------------------------------------------------------------------------------------------
        Security:  89615T106
    Meeting Type:  Annual
    Meeting Date:  30-Nov-2020
          Ticker:  TDAC
            ISIN:  US89615T1060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Marat Rosenberg                                           Mgmt          For                            For
       Gennadii Butkevych                                        Mgmt          For                            For

2.     APPROVAL OF AN AMENDMENT TO THE COMPANY'S                 Mgmt          For                            For
       AMENDED AND RESTATED CERTIFICATE OF
       INCORPORATION TO EXTEND THE DATE BY WHICH
       THE COMPANY HAS TO CONSUMMATE A BUSINESS
       COMBINATION (THE "EXTENSION") FOR AN
       ADDITIONAL THREE MONTHS WITH AN ABILITY TO
       FURTHER EXTEND FOR AN ADDITIONAL THREE
       MONTHS IF APPROVED BY THE COMPANY'S BOARD
       OF DIRECTORS.

3.     APPROVAL OF AN AMENDMENT TO THE COMPANY'S                 Mgmt          For                            For
       EXISTING INVESTMENT MANAGEMENT TRUST
       AGREEMENT TO MAKE CHANGES NECESSARY TO
       REFLECT THE EXTENSION.

4.     RATIFICATION OF THE APPOINTMENT OF MARCUM                 Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
       ENDING DECEMBER 31, 2020.




--------------------------------------------------------------------------------------------------------------------------
 TUSCAN HOLDINGS CORP II                                                                     Agenda Number:  935362551
--------------------------------------------------------------------------------------------------------------------------
        Security:  90070A103
    Meeting Type:  Annual
    Meeting Date:  14-Apr-2021
          Ticker:  THCA
            ISIN:  US90070A1034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Extension Amendment Proposal: Amend the                   Mgmt          For                            For
       Company's amended and restated certificate
       of incorporation to extend the date that
       the Company has to consummate a business
       combination to September 30, 2021.

2.     Early Termination Proposal: Approve the                   Mgmt          For                            For
       Company's early winding up and redemption
       of 100% of the outstanding public shares if
       determined by the Company's board of
       directors.

3.     DIRECTOR
       Sila Calderon                                             Mgmt          For                            For
       Michael Auerbach                                          Mgmt          For                            For

4.     Adjournment Proposal: Approve the                         Mgmt          For                            For
       adjournment of the annual meeting to a
       later date or dates, if the Company
       determines that additional time is
       necessary to effectuate the Extension.




--------------------------------------------------------------------------------------------------------------------------
 TUSCAN HOLDINGS CORP.                                                                       Agenda Number:  935302137
--------------------------------------------------------------------------------------------------------------------------
        Security:  90069K104
    Meeting Type:  Special
    Meeting Date:  03-Dec-2020
          Ticker:  THCB
            ISIN:  US90069K1043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Extension Amendment Proposal: Amend the                   Mgmt          For                            For
       Company's amended and restated certificate
       of incorporation to extend the date that
       the Company has to consummate a business
       combination to April 30, 2021.

2.     Adjournment Proposal: Approve the                         Mgmt          For                            For
       adjournment of the special meeting to a
       later date or dates, if the Company
       determines that additional time is
       necessary to consummate the Extension.




--------------------------------------------------------------------------------------------------------------------------
 VARIAN MEDICAL SYSTEMS, INC.                                                                Agenda Number:  935274821
--------------------------------------------------------------------------------------------------------------------------
        Security:  92220P105
    Meeting Type:  Special
    Meeting Date:  15-Oct-2020
          Ticker:  VAR
            ISIN:  US92220P1057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve and adopt the Agreement and Plan               Mgmt          For                            For
       of Merger, dated as of August 2, 2020 (as
       it may be amended from time to time, the
       "merger agreement").

2.     To adjourn the Special Meeting, if                        Mgmt          For                            For
       necessary or appropriate, to solicit
       additional proxies in favor of the proposal
       to approve and adopt the merger agreement
       if there are not sufficient votes at the
       time of such adjournment to approve and
       adopt the merger agreement.

3.     To approve, on a non-binding, advisory                    Mgmt          For                            For
       basis, certain compensation that will or
       may be paid or become payable to Varian's
       named executive officers that is based on
       or otherwise relates to the merger.




--------------------------------------------------------------------------------------------------------------------------
 VG ACQUISITION CORP.                                                                        Agenda Number:  935439655
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9446E105
    Meeting Type:  Special
    Meeting Date:  10-Jun-2021
          Ticker:  VGAC
            ISIN:  KYG9446E1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal -                       Mgmt          For                            For
       RESOLVED, as an ordinary resolution, that
       VGAC's entry into that certain Agreement
       and Plan of Merger, dated as of February 4,
       2021, as amended February 13, 2021 and
       March 25, 2021 (as may be amended,
       supplemented, or otherwise modified from
       time to time, the "Merger Agreement"), by
       and among VGAC, Chrome Merger Sub, Inc., a
       Delaware corporation and wholly owned
       direct subsidiary of VGAC ("VGAC Merger
       Sub"), and 23andMe, Inc., a Delaware
       ...(due to space limits, see proxy
       statement for full proposal).

2.     The Domestication Proposal - RESOLVED, as a               Mgmt          For                            For
       special resolution, that VGAC be
       transferred by way of continuation to
       Delaware pursuant to Part XII of the
       Companies Act (As Revised) of the Cayman
       Islands and Section 388 of the General
       Corporation Law of the State of Delaware
       ("DGCL") and, immediately upon being de-
       registered in the Cayman Islands, VGAC be
       continued and domesticated as a corporation
       under the laws of the State of Delaware
       and, conditioned upon, and with effect
       from, the ... (due to space limits, see
       proxy statement for full proposal).

3.     Charter Amendment Proposal - RESOLVED, as a               Mgmt          For                            For
       special resolution, that the existing
       amended and restated memorandum and
       articles of association of VGAC (together,
       the "Existing Governing Documents") be
       amended and restated by the deletion in
       their entirety and the substitution in
       their place of the proposed new certificate
       of incorporation, a copy of which is
       attached to the proxy statement/consent
       solicitation statement/prospectus as Annex
       E (the "Proposed Certificate of
       Incorporation") and the ...(due to space
       limits, see proxy statement for full
       proposal).

4.     Governing Documents Proposal A - RESOLVED,                Mgmt          For                            For
       as a non-binding, advisory resolution, that
       the change in the authorized share capital
       of VGAC from (i) US$22,100 divided into
       200,000,000 Class A ordinary shares, par
       value $0.0001 per share, (ii) 20,000,000
       Class B ordinary shares, par value $0.0001
       per share, and (iii) 1,000,000 preference
       shares, par value $0.0001 per share, to (a)
       1,140,000,000 shares of New 23andMe Class A
       Common Stock, (b) 350,000,000 shares of New
       23andMe Class B Common ...(due to space
       limits, see proxy statement for full
       proposal).

5.     Governing Documents Proposal B - RESOLVED,                Mgmt          For                            For
       as a non-binding, advisory resolution, that
       the authorization to the board of directors
       of New 23andMe (the "New 23andMe Board") to
       issue any or all shares of New 23andMe
       Preferred Stock in one or more classes or
       series, with such terms and conditions as
       may be expressly determined by the New
       23andMe Board and as may be permitted by
       the DGCL be approved.

6.     Governing Documents Proposal C - RESOLVED,                Mgmt          For                            For
       as a non-binding, advisory resolution, that
       the amendment and restatement of the
       Existing Governing Documents be approved
       and that all other immaterial changes
       necessary or, as mutually agreed in good
       faith by VGAC and 23andMe, desirable in
       connection with the replacement of the
       Existing Governing Documents with the
       Proposed Certificate of Incorporation and
       Proposed Bylaws as part of the
       Domestication (copies of which are attached
       to the ...(due to space limits, see proxy
       statement for full proposal).

7.     Governing Documents Proposal D - RESOLVED,                Mgmt          For                            For
       as a non-binding, advisory resolution, that
       the issuance of shares of New 23andMe Class
       B Common Stock, which will allow holders of
       New 23andMe Class B Common Stock to cast
       ten votes per share of New 23andMe Class B
       Common Stock be approved.

8.     Governing Documents Proposal E - RESOLVED,                Mgmt          For                            For
       as a non-binding, advisory resolution, that
       the election of New 23andMe to not be
       governed by Section 203 of the DGCL and
       limiting certain corporate takeovers by
       interested stockholders be approved.

9.     The NYSE Proposal - RESOLVED, as an                       Mgmt          For                            For
       ordinary resolution, that for the purposes
       of complying with the applicable provisions
       of New York Stock Exchange ("NYSE") Listing
       Rule 312.03, the issuance of shares of New
       23andMe Class A Common Stock and shares of
       New 23andMe Class B Common Stock be
       approved.

10.    The Incentive Equity Plan Proposal -                      Mgmt          For                            For
       RESOLVED, as an ordinary resolution, that
       the 23andMe Holding Co. 2021 Incentive
       Equity Plan, a copy of which is attached to
       the proxy statement/consent solicitation
       statement/prospectus as Annex K, be adopted
       and approved.

11.    The ESPP Proposal - RESOLVED, as an                       Mgmt          For                            For
       ordinary resolution, that the 23andMe
       Holding Co. Employee Stock Purchase Plan, a
       copy of which is attached to the proxy
       statement/consent solicitation
       statement/prospectus as Annex L, be adopted
       and approved.

13.    The Adjournment Proposal - RESOLVED, as an                Mgmt          For                            For
       ordinary resolution, that the adjournment
       of the extraordinary general meeting to a
       later date or dates (A) to the extent
       necessary to ensure that any required
       supplement or amendment to the accompanying
       proxy statement/consent solicitation
       statement/ prospectus is provided to VGAC
       shareholders, (B) in order to solicit
       additional proxies from VGAC shareholders
       in favor of one or more of the proposals at
       the extraordinary general meeting, or (C)
       if VGAC ...(due to space limits, see proxy
       statement for full proposal).




--------------------------------------------------------------------------------------------------------------------------
 VIRTUSA CORPORATION                                                                         Agenda Number:  935287866
--------------------------------------------------------------------------------------------------------------------------
        Security:  92827P102
    Meeting Type:  Special
    Meeting Date:  20-Nov-2020
          Ticker:  VRTU
            ISIN:  US92827P1021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Agreement and Plan of Merger,                Mgmt          For                            For
       dated as of September 9, 2020 (as it may be
       amended, supplemented or otherwise modified
       from time to time, the "merger agreement"),
       by and among Austin HoldCo Inc., a Delaware
       corporation ("Parent"), Austin BidCo Inc.,
       a Delaware corporation and wholly owned
       subsidiary of Parent ("Sub"), and Virtusa
       Corporation, a Delaware corporation
       ("Virtusa" or the "Company"), pursuant to
       which Sub will be merged with and into the
       Company (the "merger").

2.     To approve an advisory, non-binding                       Mgmt          For                            For
       proposal to approve the compensation that
       may be paid or may become payable to the
       Company's named executive officers in
       connection with the consummation of the
       merger.

3.     To approve a proposal to adjourn or                       Mgmt          For                            For
       postpone the special meeting to a later
       date or time, if necessary or appropriate
       as determined by the Company, to solicit
       additional proxies if there are
       insufficient votes at the time of the
       special meeting or any adjournment or
       postponement thereof to approve the merger
       proposal.




--------------------------------------------------------------------------------------------------------------------------
 VODAFONE GROUP PLC                                                                          Agenda Number:  935240630
--------------------------------------------------------------------------------------------------------------------------
        Security:  92857W308
    Meeting Type:  Annual
    Meeting Date:  28-Jul-2020
          Ticker:  VOD
            ISIN:  US92857W3088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To receive the Company's accounts, the                    Mgmt          For                            For
       strategic report and reports of the
       Directors and the auditor for the year
       ended 31 March 2020.

2.     To elect Jean-Francois van Boxmeer as a                   Mgmt          For                            For
       Director

3.     To re-elect Gerard Kleisterlee as a                       Mgmt          For                            For
       Director

4.     To re-elect Nick Read as a Director                       Mgmt          For                            For

5.     To re-elect Margherita Della Valle as a                   Mgmt          For                            For
       Director

6.     To re-elect Sir Crispin Davis as a Director               Mgmt          For                            For

7.     To re-elect Michel Demare as a Director                   Mgmt          For                            For

8.     To re-elect Dame Clara Furse as a Director                Mgmt          For                            For

9.     To re-elect Valerie Gooding as a Director                 Mgmt          For                            For

10.    To re-elect Renee James as a Director                     Mgmt          For                            For

11.    To re-elect Maria Amparo Moraleda Martinez                Mgmt          For                            For
       as a Director

12.    To re-elect Sanjiv Ahuja as a Director                    Mgmt          For                            For

13.    To re-elect David Thodey as a Director                    Mgmt          For                            For

14.    To re-elect David Nish as a Director                      Mgmt          For                            For

15.    To declare a final dividend of 4.50                       Mgmt          For                            For
       eurocents per ordinary share for the year
       ended 31 March 2020.

16.    To approve the Directors' Remuneration                    Mgmt          For                            For
       Policy set out on pages 102 to 107 of the
       Annual Report.

17.    To approve the Annual Report on                           Mgmt          For                            For
       Remuneration contained in the Remuneration
       Report of the Board for the year ended 31
       March 2020.

18.    To reappoint Ernst & Young LLP as the                     Mgmt          For                            For
       Company's auditor until the end of the next
       general meeting at which accounts are laid
       before the Company.

19.    To authorise the Audit and Risk Committee                 Mgmt          For                            For
       to determine the remuneration of the
       auditor.

20.    To authorise the Directors to allot shares.               Mgmt          For                            For

21.    To authorise the Directors to dis-apply                   Mgmt          For                            For
       pre-emption rights. (Special Resolution)

22.    To authorise the Directors to dis-apply                   Mgmt          For                            For
       pre-emption rights up to a further 5 per
       cent for the purposes of financing an
       acquisition or other capital investment.
       (Special Resolution)

23.    To authorise the Company to purchase its                  Mgmt          For                            For
       own shares. (Special Resolution)

24.    To authorise political donations and                      Mgmt          For                            For
       expenditure.

25.    To authorise the Company to call general                  Mgmt          For                            For
       meetings (other than AGMs) on 14 clear
       days' notice. (Special Resolution)

26.    To approve the rules of the Vodafone Share                Mgmt          For                            For
       Incentive Plan (SIP).




--------------------------------------------------------------------------------------------------------------------------
 VOYA PRIME RATE TRUST                                                                       Agenda Number:  935217869
--------------------------------------------------------------------------------------------------------------------------
        Security:  92913A100
    Meeting Type:  Annual
    Meeting Date:  09-Jul-2020
          Ticker:  PPR
            ISIN:  US92913A1007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Colleen D. Baldwin                                        Mgmt          For                            For
       John V. Boyer                                             Mgmt          For                            For
       Patricia W. Chadwick                                      Mgmt          For                            For
       Martin J. Gavin                                           Mgmt          For                            For
       Joseph E. Obermeyer                                       Mgmt          For                            For
       Sheryl K. Pressler                                        Mgmt          For                            For
       Dina Santoro                                              Mgmt          For                            For
       Christopher P. Sullivan                                   Mgmt          For                            For

2.     If properly presented at the Annual                       Shr           Against                        For
       Meeting, to vote on a shareholder's
       precatory proposal relating to a tender
       offer.




--------------------------------------------------------------------------------------------------------------------------
 VOYA PRIME RATE TRUST                                                                       Agenda Number:  935418295
--------------------------------------------------------------------------------------------------------------------------
        Security:  92913A100
    Meeting Type:  Special
    Meeting Date:  21-May-2021
          Ticker:  PPR
            ISIN:  US92913A1007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the New Investment Management                  Mgmt          For                            For
       Agreement between the Fund and Saba Capital
       Management, L.P. in connection with the
       Adviser Transition as defined in the Proxy
       Statement.

2.     To remove the Fund's fundamental investment               Mgmt          For                            For
       restriction relating to investing in
       warrants.

3.     To remove the Fund's fundamental investment               Mgmt          For                            For
       restriction relating to purchasing or
       selling equity securities, engaging in
       short-selling and the use of certain option
       arrangements.

4.     To remove the Fund's fundamental investment               Mgmt          For                            For
       restriction relating to investing in other
       investment companies.

5.     To approve changing the Fund's                            Mgmt          For                            For
       sub-classification under the Investment
       Company Act of 1940 from "diversified" to
       "non-diversified."

6.     To approve a change of the investment                     Mgmt          For                            For
       objective and to make the investment
       objective non-fundamental.

7.     To approve the adjournment of the Special                 Mgmt          For                            For
       Meeting, if necessary or appropriate, to
       solicit additional proxies.




--------------------------------------------------------------------------------------------------------------------------
 WESTERN ASSET HIGH INC OPP FD INC.                                                          Agenda Number:  935196130
--------------------------------------------------------------------------------------------------------------------------
        Security:  95766K109
    Meeting Type:  Special
    Meeting Date:  06-Jul-2020
          Ticker:  HIO
            ISIN:  US95766K1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve a New Management Agreement with                Mgmt          For                            For
       Legg Mason Partners Fund Advisor, LLC.

2C.    To approve a New Subadvisory Agreement                    Mgmt          For                            For
       with: Western Asset Management Company,
       LLC.

2D.    To approve a New Subadvisory Agreement                    Mgmt          For                            For
       with: Western Asset Management Company
       Limited.




--------------------------------------------------------------------------------------------------------------------------
 WILLIS TOWERS WATSON PLC                                                                    Agenda Number:  935249234
--------------------------------------------------------------------------------------------------------------------------
        Security:  G96629103
    Meeting Type:  Special
    Meeting Date:  26-Aug-2020
          Ticker:  WLTW
            ISIN:  IE00BDB6Q211
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Ordinary Resolution to approve the scheme,                Mgmt          For                            For
       as described in the joint proxy statement,
       in its original form or with or subject to
       any modification(s), addition(s) or
       condition(s) approved or imposed by the
       High Court of Ireland, and to authorize the
       directors of WTW to take all such actions
       as they consider necessary or appropriate
       for carrying the scheme into effect.

2.     Special Resolution to amend the                           Mgmt          For                            For
       constitution of WTW, referred to as the
       "WTW Constitution," so that any WTW Shares
       that are issued on or after the WTW Voting
       Record Time will either be subject to the
       terms of the scheme or will be immediately
       and automatically acquired by Aon for the
       scheme consideration.

3.     Ordinary Resolution to approve, on a                      Mgmt          For                            For
       non-binding, advisory basis, specified
       compensatory arrangements between WTW and
       its named executive officers relating to
       the transaction.

4.     Ordinary Resolution to approve any motion                 Mgmt          For                            For
       by the chairman of the WTW EGM to adjourn
       the WTW EGM, or any adjournments thereof,
       to solicit additional proxies in favour of
       the approval of the resolutions if there
       are insufficient votes at the time of the
       WTW EGM to approve resolutions 1 and 2.




--------------------------------------------------------------------------------------------------------------------------
 WILLIS TOWERS WATSON PLC                                                                    Agenda Number:  935249246
--------------------------------------------------------------------------------------------------------------------------
        Security:  G96629111
    Meeting Type:  Special
    Meeting Date:  26-Aug-2020
          Ticker:
            ISIN:  IE00B4XGY116
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the scheme, as described in the                Mgmt          For                            For
       joint proxy statement, in its original form
       or with or subject to any modification(s),
       addition(s) or condition(s) approved or
       imposed by the High Court of Ireland.




--------------------------------------------------------------------------------------------------------------------------
 WILLIS TOWERS WATSON PLC                                                                    Agenda Number:  935364973
--------------------------------------------------------------------------------------------------------------------------
        Security:  G96629103
    Meeting Type:  Annual
    Meeting Date:  11-May-2021
          Ticker:  WLTW
            ISIN:  IE00BDB6Q211
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Anna C. Catalano                    Mgmt          For                            For

1B.    Election of Director: Victor F. Ganzi                     Mgmt          For                            For

1C.    Election of Director: John J. Haley                       Mgmt          For                            For

1D.    Election of Director: Wendy E. Lane                       Mgmt          For                            For

1E.    Election of Director: Brendan R. O'Neill                  Mgmt          For                            For

1F.    Election of Director: Jaymin B. Patel                     Mgmt          For                            For

1G.    Election of Director: Linda D. Rabbitt                    Mgmt          For                            For

1H.    Election of Director: Paul D. Thomas                      Mgmt          For                            For

1I.    Election of Director: Wilhelm Zeller                      Mgmt          For                            For

2.     Ratify, on an advisory basis, the                         Mgmt          For                            For
       appointment of (i) Deloitte & Touche LLP to
       audit our financial statements and (ii)
       Deloitte Ireland LLP to audit our Irish
       Statutory Accounts, and authorize, in a
       binding vote, the Board, acting through the
       Audit Committee, to fix the independent
       auditors' remuneration.

3.     Approve, on an advisory basis, the named                  Mgmt          For                            For
       executive officer compensation.

4.     Renew the Board's existing authority to                   Mgmt          For                            For
       issue shares under Irish law.

5.     Renew the Board's existing authority to opt               Mgmt          For                            For
       out of statutory pre-emption rights under
       Irish law.




--------------------------------------------------------------------------------------------------------------------------
 XILINX, INC.                                                                                Agenda Number:  935346735
--------------------------------------------------------------------------------------------------------------------------
        Security:  983919101
    Meeting Type:  Special
    Meeting Date:  07-Apr-2021
          Ticker:  XLNX
            ISIN:  US9839191015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Proposal to adopt the Agreement and Plan of               Mgmt          For                            For
       Merger, dated October 26, 2020, as it may
       be amended from time to time, which is
       referred to as the "merger agreement,"
       among Advanced Micro Devices, Inc., which
       is referred to as "AMD," Thrones Merger
       Sub, Inc., a wholly owned subsidiary of
       AMD, which is referred to as "Merger Sub,"
       and Xilinx, which proposal is referred to
       as the "Xilinx merger proposal".

2.     Proposal to approve, on a non-binding                     Mgmt          For                            For
       advisory basis, the compensation that may
       be paid or become payable to Xilinx's named
       executive officers that is based on or
       otherwise relates to the transactions
       contemplated by the merger agreement, which
       proposal is referred to as the "Xilinx
       compensation proposal".

3.     Proposal to approve the adjournment of the                Mgmt          For                            For
       Xilinx special meeting, if necessary or
       appropriate, to solicit additional proxies
       if there are insufficient votes at the time
       of the Xilinx special meeting to approve
       the Xilinx merger proposal or to ensure
       that any supplement or amendment to the
       accompanying joint proxy
       statement/prospectus is timely provided to
       Xilinx stockholders, which proposal is
       referred to as the "Xilinx adjournment
       proposal".



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Westchester Capital Funds
By (Signature)       /s/ Roy Behren
Name                 Roy Behren
Title                Managing Member
Date                 08/11/2021